UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2013 to Jan. 31, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Annualized Expense Ratio	Expenses Paid During Period 8/1/13 to 1/31/14*
Actual Fund return†
Class A	$1,000.00	$1,032.20	0.94%	$4.81
Class B	1,000.00	1,027.80	1.47%	7.51
Class C	1,000.00	1,026.60	1.69%	8.63
Class R	1,000.00	1,029.10	1.19%	6.09
Institutional Class	1,000.00	1,033.50	0.69%	3.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class B	1,000.00	1,017.80	1.47%	7.48
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Annualized Expense Ratio	Expenses Paid During Period 8/1/13 to 1/31/14*
Actual Fund return†
Class A	$1,000.00	$1,045.30	0.96%	$4.95
Class B	1,000.00	1,041.60	1.26%	6.48
Class C	1,000.00	1,039.80	1.71%	8.79
Class R	1,000.00	1,042.40	1.21%	6.23
Institutional Class	1,000.00	1,046.70	0.71%	3.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.37	0.96%	$4.89
Class B	1,000.00	1,018.85	1.26%	6.41
Class C	1,000.00	1,016.59	1.71%	8.69
Class R	1,000.00	1,019.11	1.21%	6.16
Institutional Class	1,000.00	1,021.63	0.71%	3.62

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Corporate Bond Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Convertible Bonds	1.53%
Corporate Bonds	84.36%
Banking	11.69%
Basic Industry	7.27%
Brokerage	2.20%
Capital Goods	2.28%
Communications	12.42%
Consumer Cyclical	6.90%
Consumer Non-Cyclical	4.09%
Electric	11.30%
Energy	6.34%
Finance Companies	1.87%
Insurance	3.68%
Natural Gas	5.85%
Real Estate Investment Trusts	3.65%
Technology	4.52%
Transportation	0.30%
Municipal Bonds	2.00%
Senior Secured Loans	5.10%
Sovereign Bond	0.38%
U.S. Treasury Obligation	1.08%
Convertible Preferred Stock	1.63%
Preferred Stock	2.47%
Options Purchased	0.95%
Short-Term Investments	1.17%
Total Value of Securities	100.67%
Options Written	(0.29%)
Liabilities Net of Receivables and Other Assets	(0.38%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Security	0.00%
Convertible Bonds	1.63%
Corporate Bonds	82.20%
Banking	10.39%
Basic Industry	7.32%
Brokerage	1.71%
Capital Goods	4.27%
Communications	13.06%
Consumer Cyclical	4.96%
Consumer Non-Cyclical	5.47%
Electric	14.71%
Energy	4.99%
Finance Companies	1.19%
Insurance	6.46%
Natural Gas	3.66%
Real Estate Investment Trusts	0.74%
Technology	1.63%
Transportation	1.64%
Municipal Bonds	4.03%
Senior Secured Loans	4.33%
Sovereign Bond	0.39%
U.S. Treasury Obligations	1.17%
Convertible Preferred Stock	1.68%
Preferred Stock	2.85%
Options Purchased	0.61%
Short-Term Investments	2.15%
Total Value of Securities	101.04%
Liabilities Net of Receivables and Other Assets	(1.04%)
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2014

	Principal amount°	Value (U.S. $)

Convertible Bonds – 1.53%

ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	3,555,000	$3,515,006
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	5,500,000	6,919,688
Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15 #	3,172,000	3,292,932
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	2,114,000	3,398,255
Steel Dynamics 5.125% exercise price $17.14, expiration date 6/15/14	471,000	501,909

Total Convertible Bonds (cost $14,995,481)		17,627,790

Corporate Bonds – 84.36%

Banking – 11.69%
Bank of America
2.60% 1/15/19	2,330,000	2,345,986
4.125% 1/22/24	7,875,000	7,967,555
Barclays Bank 7.625% 11/21/22	7,700,000	8,200,500
City National 5.25% 9/15/20	1,870,000	2,057,337
Credit Agricole 144A 7.875% 1/29/49 #•	1,695,000	1,722,544
Credit Suisse
144A 6.50% 8/8/23 #	6,235,000	6,640,275
144A 7.50% 12/11/49 #•	3,120,000	3,287,731
Export-Import Bank of Korea 0.992% 1/14/17 •	4,945,000	4,971,594
Fifth Third Bancorp 4.30% 1/16/24	2,985,000	2,984,376
Goldman Sachs Group 2.625% 1/31/19	4,575,000	4,584,214
HBOS 144A 6.75% 5/21/18 #	3,000,000	3,417,498
JPMorgan Chase
3.875% 2/1/24	9,900,000	9,903,346
4.85% 2/1/44	2,805,000	2,809,777
6.75% 8/29/49 •	2,800,000	2,851,800
Morgan Stanley
2.50% 1/24/19	5,000,000	4,992,630
4.10% 5/22/23	5,020,000	4,898,059
5.00% 11/24/25	8,895,000	9,044,587
Northern Trust 3.95% 10/30/25	2,890,000	2,905,872
Rabobank 4.625% 12/1/23	5,670,000	5,752,079
RBS Capital Trust I 2.112% 12/29/49 •	2,600,000	2,535,000
Santander UK 144A 5.00% 11/7/23 #	7,675,000	7,767,085
SVB Financial Group 5.375% 9/15/20	3,785,000	4,267,905
UBS 7.625% 8/17/22	7,555,000	8,697,240
USB Capital IX 3.50% 10/29/49 •	3,207,000	2,565,600
USB Realty 144A 1.386% 12/29/49 #•	400,000	364,000

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Wells Fargo 3.00% 1/22/21	5,765,000	$5,799,994
Zions Bancorp
4.50% 3/27/17	2,400,000	2,558,825
4.50% 6/13/23	4,695,000	4,694,488
7.75% 9/23/14	3,646,000	3,783,319

		134,371,216

Basic Industry – 7.27%
ArcelorMittal 10.35% 6/1/19	3,390,000	4,254,450
Barrick Gold 4.10% 5/1/23	6,590,000	6,094,722
Barrick North America Finance 5.75% 5/1/43	3,220,000	2,992,829
Braskem Finance 6.45% 2/3/24	1,775,000	1,747,488
CF Industries
6.875% 5/1/18	9,165,000	10,722,784
7.125% 5/1/20	4,200,000	5,004,439
Dow Chemical 8.55% 5/15/19	4,420,000	5,693,318
FMC 4.10% 2/1/24	4,570,000	4,658,187
FMG Resources August 2006 144A 6.875% 4/1/22 #	5,360,000	5,808,900
Georgia-Pacific 8.00% 1/15/24	8,345,000	11,028,418
Gerdau Trade 144A 4.75% 4/15/23 #	2,655,000	2,397,863
International Paper 7.50% 8/15/21	1,600,000	2,012,966
Lubrizol 8.875% 2/1/19	2,765,000	3,630,733
Mosaic 5.625% 11/15/43	4,220,000	4,347,317
Rock-Tenn 3.50% 3/1/20	5,160,000	5,241,404
Sappi Papier Holding 144A 6.625% 4/15/21 #	7,845,000	7,923,450

		83,559,268

Brokerage – 2.20%
Jefferies Group
5.125% 1/20/23	1,570,000	1,631,005
6.45% 6/8/27	5,627,000	5,998,230
6.50% 1/20/43	1,575,000	1,638,345
Lazard Group
4.25% 11/14/20	2,340,000	2,417,576
6.85% 6/15/17	8,495,000	9,745,354
Nuveen Investments 144A 9.50% 10/15/20 #	3,765,000	3,906,188

		25,336,698

Capital Goods – 2.28%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	1,775,000	1,930,312
144A 10.75% 10/15/19 #	8,880,000	9,612,600
Cemex 144A 9.50% 6/15/18 #	4,120,000	4,645,300
Cemex Espana Luxembourg 144A 9.25% 5/12/20 #	1,540,000	1,673,210

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Crane
2.75% 12/15/18	2,445,000	$2,482,690
4.45% 12/15/23	2,245,000	2,308,538
Votorantim Cimentos 144A 7.25% 4/5/41 #	3,840,000	3,571,200

		26,223,850

Communications – 12.42%
American Tower Trust I
144A 1.551% 3/15/43 #	2,660,000	2,615,631
144A 3.07% 3/15/23 #	7,550,000	7,279,691
AT&T
2.375% 11/27/18	2,370,000	2,391,868
4.30% 12/15/42	8,975,000	7,775,285
Brasil Telecom 144A 5.75% 2/10/22 #	3,849,000	3,497,779
Comcel Trust 144A 6.875% 2/6/24 #	2,000,000	1,964,660
Crown Castle Towers 144A 4.883% 8/15/20 #	4,360,000	4,753,542
DISH DBS 5.875% 7/15/22	1,315,000	1,319,931
ENTEL Chile 144A 4.875% 10/30/24 #	3,400,000	3,368,887
Intelsat Luxembourg
144A 7.75% 6/1/21 #	5,290,000	5,693,362
144A 8.125% 6/1/23 #	2,275,000	2,471,219
Interpublic Group 3.75% 2/15/23	3,375,000	3,264,104
MDC Partners 144A 6.75% 4/1/20 #	2,990,000	3,169,400
Nara Cable Funding 144A 8.875% 12/1/18 #	6,005,000	6,545,450
Orange
2.75% 2/6/19	5,445,000	5,472,742
5.50% 2/6/44	1,890,000	1,926,382
Qwest 6.75% 12/1/21	3,430,000	3,835,357
SBA Tower Trust 144A 2.24% 4/16/18 #	4,945,000	4,895,508
SES 144A 3.60% 4/4/23 #	9,145,000	8,921,633
Sprint 144A 7.25% 9/15/21 #	6,895,000	7,455,219
Telefonica Emisiones 4.57% 4/27/23	5,080,000	5,127,031
Time Warner Cable
5.85% 5/1/17	3,250,000	3,572,172
8.25% 4/1/19	4,481,000	5,304,550
Univision Communications 144A 8.50% 5/15/21 #	2,940,000	3,241,350
Verizon Communications
5.15% 9/15/23	20,710,000	22,558,770
6.40% 9/15/33	4,495,000	5,282,277
VimpelCom 144A 7.748% 2/2/21 #	2,940,000	3,175,200
VTR Finance 144A 6.875% 1/15/24 #	3,250,000	3,261,885
Wind Acquisition Finance 144A 11.75% 7/15/17 #	2,445,000	2,582,531

		142,723,416

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical – 6.90%
Activision Blizzard
144A 5.625% 9/15/21 #	1,655,000	$1,717,062
144A 6.125% 9/15/23 #	1,050,000	1,097,250
Delphi 5.00% 2/15/23	2,035,000	2,075,700
General Motors 144A 6.25% 10/2/43 #	4,300,000	4,568,750
GLP Capital 144A 4.375% 11/1/18 #	4,805,000	4,937,138
Historic TW 6.875% 6/15/18	5,285,000	6,313,783
Host Hotels & Resorts
3.75% 10/15/23	5,060,000	4,852,373
4.75% 3/1/23	3,825,000	3,958,623
5.25% 3/15/22	4,520,000	4,844,120
5.875% 6/15/19	2,055,000	2,230,705
International Game Technology 5.35% 10/15/23	8,185,000	8,669,331
Marriott International 3.375% 10/15/20	6,450,000	6,507,050
QVC 4.375% 3/15/23	14,990,000	14,458,425
TRW Automotive 144A 4.45% 12/1/23 #	3,215,000	3,126,588
Viacom 4.25% 9/1/23	140,000	143,461
Wyndham Worldwide 3.90% 3/1/23	5,135,000	5,042,159
Wynn Las Vegas 144A 4.25% 5/30/23 #	5,060,000	4,756,400

		79,298,918

Consumer Non-Cyclical – 4.09%
Anheuser-Busch InBev Finance 3.70% 2/1/24	4,000,000	4,070,032
Boston Scientific 6.00% 1/15/20	2,940,000	3,420,076
Coca-Cola Femsa 2.375% 11/26/18	6,500,000	6,551,012
ESAL 144A 6.25% 2/5/23 #	1,570,000	1,436,550
Fomento Economico Mexicano 4.375% 5/10/43	4,920,000	4,116,146
JBS Investments 144A 7.75% 10/28/20 #	5,285,000	5,443,550
Kroger 3.30% 1/15/21	6,525,000	6,559,922
Pernod-Ricard 144A 5.75% 4/7/21 #	6,995,000	7,904,441
Thermo Fisher Scientific 4.15% 2/1/24	885,000	901,535
Want Want China Finance 144A 1.875% 5/14/18 #	6,800,000	6,544,735

		46,947,999

Electric – 11.30%
AES Gener 144A 8.375% 12/18/73 #•	3,482,000	3,664,805
Ameren Illinois 9.75% 11/15/18	7,971,000	10,637,865
Cleveland Electric Illuminating 5.50% 8/15/24	2,025,000	2,248,791
ComEd Financing III 6.35% 3/15/33	7,500,000	7,159,642
El Paso Electric 3.30% 12/15/22	2,830,000	2,705,613
Electricite de France
144A 4.875% 1/22/44 #	3,490,000	3,407,144
144A 5.25% 1/29/49 #•	9,900,000	9,582,725
144A 5.625% 12/29/49 #•	2,190,000	2,135,798

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Enel 144A 8.75% 9/24/73 #•	2,975,000	$3,235,312
Enel Finance International 144A 6.25% 9/15/17 #	5,025,000	5,695,471
Entergy Louisiana 3.30% 12/1/22	2,780,000	2,708,971
FPL Group Capital 6.65% 6/15/67 •	5,105,000	5,204,599
Integrys Energy Group 6.11% 12/1/66 •	9,239,000	9,325,819
Korea East-West Power 144A 2.625% 11/27/18 #	6,345,000	6,340,946
Monongahela Power 144A 5.40% 12/15/43 #	3,000,000	3,274,065
NextEra Energy Capital Holdings 6.35% 10/1/66 •	5,145,000	5,096,611
NV Energy 6.25% 11/15/20	4,475,000	5,311,879
Pennsylvania Electric 5.20% 4/1/20	16,291,000	17,943,038
Puget Sound Energy 6.974% 6/1/67 •	8,395,000	8,846,416
System Energy Resources 4.10% 4/1/23	4,610,000	4,687,065
Wisconsin Energy 6.25% 5/15/67 •	10,359,000	10,625,786

		129,838,361

Energy – 6.34%
CNOOC Curtis Funding 144A 4.50% 10/3/23 #	4,395,000	4,374,075
Continental Resources 4.50% 4/15/23	8,250,000	8,463,337
Gazprom Neft
144A 4.375% 9/19/22 #	4,215,000	3,825,112
144A 6.00% 11/27/23 #	3,695,000	3,699,619
Newfield Exploration 5.625% 7/1/24	6,150,000	6,180,750
Pertamina Persero 144A 4.875% 5/3/22 #	5,645,000	5,165,175
Petrobras Global Finance 3.00% 1/15/19	3,625,000	3,425,074
Petroleos Mexicanos
144A 3.125% 1/23/19 #	3,330,000	3,351,768
5.50% 6/27/44	2,486,000	2,235,371
144A 6.375% 1/23/45 #	1,410,000	1,413,656
PTT Exploration & Production 144A 3.707% 9/16/18 #	6,710,000	6,838,047
Rowan 4.75% 1/15/24	7,365,000	7,473,347
Sinopec Group Overseas Development 2013 144A
5.375% 10/17/43 #	4,050,000	4,112,621
Statoil 2.90% 11/8/20	2,150,000	2,173,474
Talisman Energy
3.75% 2/1/21	7,340,000	7,268,420
5.50% 5/15/42	2,955,000	2,896,964

		72,896,810

Finance Companies – 1.87%
Ares Capital 4.875% 11/30/18	5,780,000	5,952,845
General Electric Capital
144A 3.80% 6/18/19 #	3,795,000	4,031,227
4.375% 9/16/20	1,620,000	1,773,889
7.125% 12/29/49 •	1,400,000	1,575,770

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies (continued)
International Lease Finance 5.875% 4/1/19	1,625,000	$1,755,000
IPIC GMTN 144A 5.50% 3/1/22 #	3,544,000	3,916,014
Trust F 144A 5.25% 12/15/24 #	2,480,000	2,467,600

		21,472,345

Insurance – 3.68%
Allstate 5.75% 8/15/53 •	5,810,000	5,896,424
American International Group
6.40% 12/15/20	995,000	1,185,535
8.175% 5/15/58 •	4,755,000	5,931,862
8.25% 8/15/18	5,575,000	7,016,383
Berkshire Hathaway Finance 2.90% 10/15/20	1,160,000	1,173,978
Five Corners Funding Trust 144A 4.419% 11/15/23 #	3,000,000	3,018,408
Highmark
144A 4.75% 5/15/21 #	1,685,000	1,657,853
144A 6.125% 5/15/41 #	920,000	848,727
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	4,540,000	4,744,300
ING U.S. 5.65% 5/15/53 •	3,040,000	2,919,920
XL Group 6.50% 12/29/49 •	8,032,000	7,911,520

		42,304,910

Natural Gas – 5.85%
El Paso Pipeline Partners Operating 6.50% 4/1/20	9,953,000	11,561,315
Enbridge Energy Partners 8.05% 10/1/37 •	6,970,000	7,856,103
Energy Transfer Partners 3.60% 2/1/23	6,045,000	5,727,583
Enterprise Products Operating 7.034% 1/15/68 •	4,525,000	5,027,108
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,589,668
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,532,619
Sunoco Logistics Partners Operations 3.45% 1/15/23	5,880,000	5,515,863
TransCanada Pipelines 6.35% 5/15/67 •	9,152,000	9,451,472
Williams Partners
4.50% 11/15/23	2,550,000	2,590,058
7.25% 2/1/17	8,087,000	9,390,786

		67,242,575

Real Estate Investment Trusts – 3.65%
CBL & Associates 5.25% 12/1/23	3,400,000	3,508,195
Corporate Office Properties 5.25% 2/15/24	7,630,000	8,016,849
CubeSmart 4.375% 12/15/23	1,695,000	1,714,099
DDR
7.50% 4/1/17	2,500,000	2,911,238
9.625% 3/15/16	1,415,000	1,651,219
Digital Realty Trust
5.25% 3/15/21	5,535,000	5,771,023
5.875% 2/1/20	1,680,000	1,849,878

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate Investment Trusts (continued)
Duke Realty 3.625% 4/15/23	7,230,000	$6,814,521
Liberty Property 4.40% 2/15/24	4,110,000	4,129,235
Weingarten Realty Investors 4.45% 1/15/24	5,525,000	5,553,868

		41,920,125

Technology – 4.52%
Baidu 3.25% 8/6/18	8,650,000	8,766,931
Broadridge Financial Solutions 3.95% 9/1/20	3,750,000	3,844,530
Fidelity National Information Services 3.50% 4/15/23	8,630,000	8,103,095
First Data 144A 11.75% 8/15/21 #	1,400,000	1,445,500
First Data Holdings 144A PIK 14.50% 9/24/19 #T	2,410,000	2,241,300
Hewlett-Packard 1.182% 1/14/19 •	5,120,000	5,123,707
National Semiconductor 6.60% 6/15/17	6,644,000	7,789,804
NetApp 3.25% 12/15/22	2,645,000	2,462,302
Seagate HDD Cayman 144A 3.75% 11/15/18 #	4,585,000	4,688,162
Total System Services 3.75% 6/1/23	7,850,000	7,468,215

		51,933,546

Transportation – 0.30%
Burlington Northern Santa Fe 3.00% 3/15/23	3,585,000	3,424,270

		3,424,270

Total Corporate Bonds (cost $946,219,284)		969,494,307

Municipal Bonds – 2.00%

California (Various Purposes)
5.00% 4/1/42	2,330,000	2,433,848
5.00% 4/1/43	6,520,000	6,834,655
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bond
6.574% 7/1/45	5,365,000	7,105,513
New York City Water & Sewer System (Second Generation) Series BB 5.00% 6/15/47	4,015,000	4,200,212
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	2,200,000	2,365,264

Total Municipal Bonds (cost $21,370,188)		22,939,492

Senior Secured Loans – 5.10%«

Akorn Tranche B 4.50% 11/13/20	2,480,000	2,511,000
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	2,225,000	2,291,981
Burlington Coat Factory Warehouse Tranche B2
4.00% 2/23/17	1,430,123	1,445,541
Chrysler Group Tranche B 4.25% 5/24/17	1,657,252	1,668,498

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Clear Channel Communications Tranche B 3.65% 1/29/16	8,675,000	$8,475,943
Drillships Financing Holding Tranche B2 5.50% 7/15/16	1,935,000	1,960,799
Essar Steel Algoma 8.75% 9/12/14	4,363,158	4,409,516
Houghton International 2nd Lien 9.50% 11/20/20	3,185,000	3,272,588
Hudson’s Bay 2nd Lien 8.25% 10/7/21	3,615,000	3,747,551
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	3,935,000	3,998,932
Immucor Tranche B2 5.00% 8/19/18	976,680	985,226
Las Vegas Sands Tranche B 3.25% 12/16/20	6,000,000	6,020,334
Nuveen Investments 2nd Lien 6.50% 2/28/19	6,835,000	6,826,456
Quickrete 2nd Lien 7.00% 3/19/21	3,230,000	3,323,670
Rite Aid 2nd Lien 5.75% 8/3/20	3,299,000	3,389,310
Samson Investment 2nd Lien
5.00% 9/25/18	1,260,000	1,274,490
6.00% 9/10/18	1,210,000	1,216,429
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	1,713,263	1,726,112

Total Senior Secured Loans (cost $57,588,089)		58,544,376

Sovereign Bond – 0.38%Δ

Brazil – 0.38%
Banco Nacional de Desenvolvimento Economico e Social
144A 5.75% 9/26/23 #	4,440,000	4,334,550

Total Sovereign Bond (cost $4,434,983)		4,334,550

U.S. Treasury Obligation – 1.08%

U.S. Treasury Note
2.75% 11/15/23	12,338,000	12,428,610

Total U.S. Treasury Obligation (cost $12,358,772)		12,428,610

	Number of shares

Convertible Preferred Stock – 1.63%

Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	10,330	11,743,919
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	70,500	7,027,969

Total Convertible Preferred Stock (cost $17,681,167)		18,771,888

Preferred Stock – 2.47%

Alabama Power 5.625%	118,065	2,723,760
Ally Financial
144A 7.00% #	4,000	3,891,375
8.50% •	80,000	2,162,400
DTE Energy 5.25%	305,000	6,389,750

	Number of shares	Value (U.S. $)

Preferred Stock (continued)

Entergy Arkansas 4.90%	285,000	$6,004,950
GMAC Capital Trust I 8.125% •	50,000	1,369,000
Qwest 6.125%	184,675	3,795,071
Regency Centers 6.625%	22,363	527,990
Regions Financial 6.375%	67,000	1,561,770

Total Preferred Stock (cost $30,908,756)		28,426,066

	Number of contracts

Options Purchased – 0.95%

Put Swaptions – 0.95%
Pay a fixed rate 2.07% and receive a floating rate based on 3-month LIBOR, expiration date 1/28/16 (GSC)	600,000,000	6,183,624
Pay a fixed rate 2.10% and receive a floating rate based on 3-month LIBOR, expiration date 1/28/16 (GSC)	50,000,000	502,453
Pay a fixed rate 2.47% and receive a floating rate based on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	962,408
Pay a fixed rate 3.65% and receive a floating rate based on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	660,456
Pay a fixed rate 3.84% and receive a floating rate based on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	738,352
Pay a fixed rate 4.00% and receive a floating rate based on 3-month LIBOR, expiration date 5/23/17 (GSC)	19,100,000	1,092,556
Pay a fixed rate 4.34% and receive a floating rate based on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	488,023
Pay a fixed rate 4.78% and receive a floating rate based on 3-month LIBOR, expiration date 9/16/16 (GSC)	13,050,000	317,113

Total Options Purchased (premium paid $10,652,318)		10,944,985

	Principal amount°

Short-Term Investments – 1.17%

Repurchase Agreements – 0.55%
Bank of America Merrill Lynch 0.01%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $1,570,257 (collateralized by U.S. government obligations 0.00%-1.25% 5/8/14-11/30/18; market value $1,601,661)	1,570,256	1,570,256
Bank of Montreal 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $261,709 (collateralized by U.S. government obligations 0.25%-2.75% 4/30/14-11/15/23; market value $266,944)	261,709	261,709

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $4,400,042 (collateralized by U.S. government obligations 0.25%-2.375% 3/31/14-12/31/20; market value $4,488,036)	4,400,035	$4,400,035

		6,232,000

U.S. Treasury Obligation – 0.62%≠
U.S. Treasury Bill 0.065% 4/24/14	7,145,439	7,145,025

		7,145,025

Total Short-Term Investments (cost $13,376,381)		13,377,025

Total Value of Securities – 100.67% (cost $1,129,585,419)		$1,156,889,089

	Number of contracts

Options Written – (0.29%)

Put Swaptions – (0.29%)
Pay a fixed rate 3.07% and receive a floating rate based on 3-month LIBOR, expiration date 1/28/16 (GSC)	(600,000,000)	(3,077,184)
Pay a fixed rate 3.10% and receive a floating rate based on 3-month LIBOR, expiration date 1/28/16 (GSC)	(50,000,000)	(250,486)

Total Options Written (premium received $2,990,000)		$(3,327,670)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $310,064,389, which represents 26.98% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
T	100% of the income received was in the form of cash.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2014.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2014.

The following futures contracts were outstanding at Jan. 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(57)	U.S. Treasury 2 yr Notes	$(12,540,729)	$(12,551,578)	4/4/14	$(10,849)
(57)	U.S. Treasury 5 yr Notes	(6,853,644)	(6,875,625)	4/1/14	(21,981)
382	U.S. Treasury Long Bonds	49,858,050	51,032,812	3/21/14	1,174,762

		$30,463,677			$1,141,932

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

BAML – Bank of America Merrill Lynch

BCLY – Barclays Bank

GSC – Goldman Sachs Capital

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2014

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Security – 0.00%

Bank of America Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38	7,480	$7,485

Total Commercial Mortgage-Backed Security (cost $7,521)		7,485

Convertible Bonds – 1.63%

ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	2,472,000	2,444,190
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	3,445,000	4,334,241
Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15 #	806,000	836,729
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	1,137,000	1,827,728
Steel Dynamics 5.125% exercise price $17.14, expiration date 6/15/14	277,000	295,178

Total Convertible Bonds (cost $7,995,937)		9,738,066

Corporate Bonds – 82.20%

Banking – 10.39%
Bank of America 4.125% 1/22/24	5,505,000	5,569,700
Barclays Bank 7.625% 11/21/22	3,800,000	4,047,000
City National 5.25% 9/15/20	1,155,000	1,270,708
Credit Agricole 144A 7.875% 1/29/49 #•	965,000	980,681
Credit Suisse
144A 6.50% 8/8/23 #	3,170,000	3,376,050
144A 7.50% 12/11/49 #•	1,670,000	1,759,779
HBOS 144A 6.75% 5/21/18 #	1,930,000	2,198,590
HBOS Capital Funding 144A 6.071% 6/29/49 #•	4,430,000	4,452,150
ING Bank 144A 5.80% 9/25/23 #	4,250,000	4,457,264
JPMorgan Chase
4.85% 2/1/44	4,000,000	4,006,812
6.75% 8/29/49 •	1,575,000	1,604,138
KeyBank 6.95% 2/1/28	2,467,000	3,005,497
Morgan Stanley 5.00% 11/24/25	5,655,000	5,750,100
PNC Preferred Funding Trust II 144A 1.465% 3/31/49 #•	3,900,000	3,510,000
Rabobank 5.75% 12/1/43	6,310,000	6,655,170
Santander UK 144A 5.00% 11/7/23 #	3,555,000	3,597,653
UBS 7.625% 8/17/22	4,020,000	4,627,784
USB Capital IX 3.50% 10/29/49 •	810,000	648,000
USB Realty 144A 1.386% 12/29/49 #•	400,000	364,000

		61,881,076

Basic Industry – 7.32%
ArcelorMittal 7.50% 10/15/39	4,880,000	4,819,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Barrick Gold 4.10% 5/1/23	3,610,000	$3,338,687
Barrick North America Finance 5.75% 5/1/43	1,800,000	1,673,010
Braskem Finance 6.45% 2/3/24	1,050,000	1,033,725
CODELCO 144A 5.625% 10/18/43 #	3,580,000	3,612,134
FMG Resources August 2006 144A 6.875% 4/1/22 #	2,990,000	3,240,412
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,334,717
Gerdau Trade 144A 4.75% 4/15/23 #	1,460,000	1,318,599
International Paper 6.00% 11/15/41	4,070,000	4,639,446
Kinross Gold 6.875% 9/1/41	1,335,000	1,228,260
Mosaic 5.625% 11/15/43	8,370,000	8,622,523
Newmont Mining 4.875% 3/15/42	2,140,000	1,659,664
Sappi Papier Holding 144A 6.625% 4/15/21 #	4,055,000	4,095,550

		43,615,727

Brokerage – 1.71%
Jefferies Group
6.45% 6/8/27	2,640,000	2,814,169
6.50% 1/20/43	1,985,000	2,064,835
Legg Mason 5.625% 1/15/44	3,000,000	3,033,039
Nuveen Investments 144A 9.50% 10/15/20 #	2,165,000	2,246,188

		10,158,231

Capital Goods – 4.27%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	815,000	886,312
144A 10.75% 10/15/19 #	4,865,000	5,266,362
Cemex 144A 7.25% 1/15/21 #	3,900,000	4,017,000
Ingersoll-Rand Global Holding 144A 5.75% 6/15/43 #	8,595,000	9,413,545
URS 5.00% 4/1/22	2,170,000	2,228,299
Votorantim Cimentos 144A 7.25% 4/5/41 #	2,475,000	2,301,750
Waste Management 7.10% 8/1/26	1,025,000	1,301,152

		25,414,420

Communications – 13.06%
American Tower Trust I 144A 3.07% 3/15/23 #	5,175,000	4,989,722
AT&T 4.30% 12/15/42	4,870,000	4,219,012
Brasil Telecom 144A 5.75% 2/10/22 #	1,940,000	1,762,975
CC Holdings GS V 3.849% 4/15/23	2,690,000	2,594,414
Comcel Trust 144A 6.875% 2/6/24 #	1,050,000	1,031,446
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,899,393
Intelsat Luxembourg
144A 7.75% 6/1/21 #	2,245,000	2,416,181
144A 8.125% 6/1/23 #	1,240,000	1,346,950
MDC Partners 144A 6.75% 4/1/20 #	1,625,000	1,722,500
Nara Cable Funding 144A 8.875% 12/1/18 #	1,000,000	1,090,000

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Orange 5.50% 2/6/44	4,245,000	$4,326,716
Qwest 6.875% 9/15/33	3,510,000	3,413,475
SES 144A 5.30% 4/4/43 #	7,070,000	7,019,068
Sprint 144A 7.25% 9/15/21 #	2,810,000	3,038,312
Telefonica Emisiones 7.045% 6/20/36	4,085,000	4,681,533
Time Warner Cable 4.50% 9/15/42	3,750,000	2,880,649
Univision Communications 144A 8.50% 5/15/21 #	540,000	595,350
Verizon Communications
6.40% 9/15/33	11,240,000	13,208,624
6.55% 9/15/43	3,305,000	3,981,405
VimpelCom 144A 7.748% 2/2/21 #	1,455,000	1,571,400
VTR Finance 144A 6.875% 1/15/24 #	1,850,000	1,856,765
Wind Acquisition Finance 144A 11.75% 7/15/17 #	1,340,000	1,415,375
WPP Finance 2010 5.625% 11/15/43	6,550,000	6,767,336

		77,828,601

Consumer Cyclical – 4.96%
CVS Caremark 5.30% 12/5/43	3,500,000	3,774,186
Delphi 5.00% 2/15/23	1,650,000	1,683,000
General Motors 144A 6.25% 10/2/43 #	4,200,000	4,462,500
GLP Capital 144A 4.375% 11/1/18 #	2,630,000	2,702,325
International Game Technology 5.35% 10/15/23	4,425,000	4,686,841
MGM Resorts International 11.375% 3/1/18	230,000	296,700
QVC
4.375% 3/15/23	4,195,000	4,046,237
5.95% 3/15/43	4,100,000	3,857,920
TRW Automotive 144A 4.45% 12/1/23 #	1,730,000	1,682,425
Wynn Las Vegas 144A 4.25% 5/30/23 #	2,540,000	2,387,600

		29,579,734

Consumer Non-Cyclical – 5.47%
Anheuser-Busch InBev Finance 4.625% 2/1/44	6,000,000	6,143,592
Celgene
5.25% 8/15/43	3,105,000	3,294,222
5.70% 10/15/40	4,460,000	4,974,176
Constellation Brands 3.75% 5/1/21	1,110,000	1,064,212
Delhaize Group 5.70% 10/1/40	1,895,000	1,889,921
ESAL 144A 6.25% 2/5/23 #	860,000	786,900
Fomento Economico Mexicano 4.375% 5/10/43	2,500,000	2,091,538
JBS Investments 144A 7.75% 10/28/20 #	2,805,000	2,889,150
Molson Coors Brewing 5.00% 5/1/42	2,310,000	2,352,400
Pernod-Ricard 144A 5.50% 1/15/42 #	6,629,000	7,094,588

		32,580,699

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric – 14.71%
AES Gener 144A 8.375% 12/18/73 #•	1,877,000	$1,975,542
Ameren Illinois 9.75% 11/15/18	2,180,000	2,909,365
Cleveland Electric Illuminating 5.50% 8/15/24	3,000,000	3,331,542
CMS Energy 4.70% 3/31/43	6,605,000	6,451,777
ComEd Financing III 6.35% 3/15/33	4,800,000	4,582,171
El Paso Electric 3.30% 12/15/22	1,695,000	1,620,500
Electricite de France
144A 4.875% 1/22/44 #	1,265,000	1,234,968
144A 5.25% 1/29/49 #•	6,135,000	5,938,386
144A 5.625% 12/29/49 #•	1,215,000	1,184,929
Enel 144A 8.75% 9/24/73 #•	1,485,000	1,614,938
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	4,800,091
Exelon Generation 5.60% 6/15/42	2,685,000	2,629,114
FPL Group Capital 6.65% 6/15/67 •	1,045,000	1,065,388
Integrys Energy Group 6.11% 12/1/66 •	5,565,000	5,617,294
Monongahela Power 144A 5.40% 12/15/43 #	6,965,000	7,601,288
NextEra Energy Capital Holdings 6.35% 10/1/66 •	4,591,000	4,547,822
Oncor Electric Delivery 4.55% 12/1/41	5,500,000	5,415,091
PPL Capital Funding
4.70% 6/1/43	5,520,000	5,267,024
6.70% 3/30/67 •	1,540,000	1,556,492
Puget Sound Energy
4.434% 11/15/41	4,870,000	4,896,824
6.974% 6/1/67 •	2,495,000	2,629,161
Saudi Electricity Global Sukuk 144A 5.06% 4/8/43 #	5,900,000	5,391,125
Wisconsin Energy 6.25% 5/15/67 •	5,245,000	5,380,080

		87,640,912

Energy – 4.99%
CNOOC Curtis Funding 144A 4.50% 10/3/23 #	465,000	462,786
CNOOC Finance 2013 4.25% 5/9/43	3,160,000	2,669,596
Continental Resources 4.50% 4/15/23	4,520,000	4,636,883
Eni 144A 5.70% 10/1/40 #	3,450,000	3,497,624
Gazprom Neft
144A 4.375% 9/19/22 #	2,165,000	1,964,738
144A 6.00% 11/27/23 #	2,125,000	2,127,656
Newfield Exploration 5.625% 7/1/24	2,300,000	2,311,500
Petroleos Mexicanos 144A 6.375% 1/23/45 #	3,140,000	3,148,142
Sinopec Group Overseas Development 2013 144A
5.375% 10/17/43 #	2,215,000	2,249,248
Talisman Energy 5.50% 5/15/42	6,785,000	6,651,743

		29,719,916

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies – 1.19%
Ares Capital 4.875% 11/30/18	3,135,000	$3,228,749
General Electric Capital 7.125% 12/29/49 •	2,200,000	2,476,210
International Lease Finance 6.25% 5/15/19	1,292,000	1,408,280

		7,113,239

Insurance – 6.46%
Allstate 5.75% 8/15/53 •	2,960,000	3,004,030
American International Group 8.175% 5/15/58 •	2,910,000	3,630,225
Berkshire Hathaway Finance 4.30% 5/15/43	6,700,000	6,206,384
Highmark 144A 6.125% 5/15/41 #	3,410,000	3,145,824
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	2,410,000	2,518,450
ING U.S.
5.65% 5/15/53 •	1,400,000	1,344,700
5.70% 7/15/43	4,475,000	4,846,474
Liberty Mutual Group 144A 6.50% 5/1/42 #	2,769,000	3,185,718
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	900,000	1,041,750
Transatlantic Holdings 8.00% 11/30/39	704,000	907,749
Trinity Acquisition 6.125% 8/15/43	4,570,000	4,772,606
XL Group 6.50% 12/29/49 •	3,950,000	3,890,750

		38,494,660

Natural Gas – 3.66%
El Paso Pipeline Partners Operating 7.50% 11/15/40	3,065,000	3,845,781
Enbridge Energy Partners 8.05% 10/1/37 •	4,750,000	5,353,872
Energy Transfer Partners
5.15% 2/1/43	4,830,000	4,488,123
5.95% 10/1/43	1,475,000	1,527,166
Enterprise Products Operating 7.034% 1/15/68 •	2,245,000	2,494,112
TransCanada Pipelines 6.35% 5/15/67 •	3,940,000	4,068,925

		21,777,979

Real Estate Investment Trusts – 0.74%
CBL & Associates 5.25% 12/1/23	1,835,000	1,893,393
DDR 7.875% 9/1/20	2,010,000	2,503,292

		4,396,685

Technology – 1.63%
Apple 3.85% 5/4/43	7,470,000	6,445,504
First Data 144A 11.75% 8/15/21 #	900,000	929,250
First Data Holdings 144A PIK 14.50% 9/24/19 #T	1,370,000	1,274,100
Seagate HDD Cayman 144A 3.75% 11/15/18 #	1,040,000	1,063,400

		9,712,254

Transportation – 1.64%
ERAC USA Finance 144A 5.625% 3/15/42 #	9,085,000	9,793,939

		9,793,939

Total Corporate Bonds (cost $477,057,514)		489,708,072

	Principal amount°	Value (U.S. $)

Municipal Bonds – 4.03%

California (Various Purposes)
5.00% 4/1/42	1,150,000	$1,201,256
5.00% 4/1/43	3,210,000	3,364,915
Chicago, Illinois O’Hare International Airport Revenue (Build America Bond) Series B 6.395% 1/1/40	3,800,000	4,397,322
Long Island Power Authority, New York Electric System Revenue Taxable Build America Bond
5.85% 5/1/41	3,600,000	3,700,656
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bond
6.574% 7/1/45	2,225,000	2,946,834
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bond (Transportation) Series A2
6.089% 11/15/40	3,205,000	3,834,238
New York City Water & Sewer System (Second Generation) Series BB 5.00% 6/15/47	2,005,000	2,097,491
Oregon Department of Transportation Highway User Tax Revenue Taxable Build America Bond (Subordinate Lien) Series A 5.834% 11/15/34	1,605,000	1,957,298
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	500,000	537,560

Total Municipal Bonds (cost $21,797,589)		24,037,570

Senior Secured Loans – 4.33%«

BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,205,000	1,241,275
Burlington Coat Factory Warehouse Tranche B2
4.00% 2/23/17	666,832	674,021
Chrysler Group Tranche B 4.25% 5/24/17	823,664	829,254
Clear Channel Communications Tranche B 3.65% 1/29/16	4,325,000	4,225,759
Drillships Financing Holding Tranche B2 5.50% 7/15/16	1,065,000	1,079,200
Houghton International 2nd Lien 9.50% 11/20/20	1,745,000	1,792,988
Hudson’s Bay 2nd Lien 8.25% 10/7/21	1,980,000	2,052,601
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	1,065,000	1,082,303
Immucor Tranche B2 5.00% 8/19/18	509,231	513,687
Las Vegas Sands Tranche B 3.25% 12/16/20	3,007,379	3,017,571
Nuveen Investments 2nd Lien 6.50% 2/28/19	3,750,000	3,745,312
Quickrete 2nd Lien 7.00% 3/19/21	1,270,000	1,306,830
Rite Aid 2nd Lien 5.75% 8/3/20	1,815,000	1,864,686
Samson Investment 2nd Lien
5.00% 9/25/18	690,000	697,935
6.00% 9/10/18	665,000	668,533

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Zayo Group Tranche B 1st Lien 4.00% 7/2/19	987,471	$994,877

Total Senior Secured Loans (cost $25,311,105)		25,786,832

Sovereign Bond – 0.39%Δ

Brazil – 0.39%
Banco Nacional de Desenvolvimento Economico e Social
144A 5.75% 9/26/23 #	2,370,000	2,313,712

Total Sovereign Bond (cost $2,367,322)		2,313,712

U.S. Treasury Obligations – 1.17%

U.S. Treasury Notes
1.50% 12/31/18	760,000	760,564
1.50% 1/31/19	325,000	324,860
2.375% 12/31/20	1,210,000	1,229,993
2.75% 11/15/23	4,624,000	4,657,959

Total U.S. Treasury Obligations (cost $6,923,261)		6,973,376

	Number of shares

Convertible Preferred Stock – 1.68%

Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	5,667	6,442,671
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	35,700	3,558,844

Total Convertible Preferred Stock (cost $9,387,260)		10,001,515

Preferred Stock – 2.85%

Alabama Power 5.625%	16,200	373,734
Ally Financial
144A 7.00% #	3,390	3,297,940
8.50% —	40,000	1,081,200
DTE Energy 5.25%	175,000	3,666,250
Entergy Arkansas 4.90%	170,000	3,581,900
Qwest 6.125%	93,600	1,923,480
Regency Centers 6.625%	87,759	2,071,990
Regions Financial 6.375%	41,000	955,710

Total Preferred Stock (cost $18,703,559)		16,952,204

	Number of contracts

Options Purchased – 0.61%

Put Swaptions – 0.61%
Pay a fixed rate 4.00% and receive a floating rate based on 3-month LIBOR, expiration date 5/23/17 (GSC)	10,900,000	$623,500
Pay a fixed rate 4.01% and receive a floating rate based on 3-month LIBOR, expiration date 5/17/16 (GSC)	12,500,000	1,065,636
Pay a fixed rate 4.09% and receive a floating rate based on 3-month LIBOR, expiration date 2/1/18 (GSC)	15,700,000	1,760,174
Pay a fixed rate 4.78% and receive a floating rate based on 3-month LIBOR, expiration date 9/16/16 (GSC)	6,950,000	168,884

Total Options Purchased (premium paid $2,997,050)		3,618,194

	Principal amount°

Short-Term Investments – 2.15%

Repurchase Agreements – 1.59%
Bank of America Merrill Lynch 0.01%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $2,383,606 (collateralized by U.S. government obligations 0.00%-1.25% 5/8/14-11/30/18; market value $2,431,276)	2,383,604	2,383,604
Bank of Montreal 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $397,268 (collateralized by U.S. government obligations 0.25%-2.75% 4/30/14- 11/15/23; market value $405,213)	397,267	397,267
BNP Paribas 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $6,679,140 (collateralized by U.S. government obligations 0.25%-2.375% 3/31/14- 12/31/20; market value $6,812,711)	6,679,129	6,679,129

		9,460,000

U.S. Treasury Obligations – 0.56%≠
U.S. Treasury Bills
0.064% 4/24/14	3,242,591	3,242,403
0.093% 11/13/14	134,560	134,485

		3,376,888

Total Short-Term Investments (cost $12,836,579)		12,836,888

Total Value of Securities – 101.04% (cost $585,384,697)		$601,973,914

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $191,990,495, which represents 32.23% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Schedules of investments

Delaware Extended Duration Bond Fund

T	100% of the income received was in the form of cash.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2014.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2014.

The following futures contracts were outstanding at Jan. 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
24	U.S. Treasury Long Bonds	$3,086,318	$3,206,250	3/21/14	$119,932
787	U.S. Treasury Ultra Term Bond	108,896,820	113,180,481	3/21/14	4,283,661

		$111,983,138			$4,403,593

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

GSC – Goldman Sachs Capital

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

January 31, 2014 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Assets:
Investments, at value[1]	$1,143,512,064	$589,137,026
Short-term investments, at value[2]	13,377,025	12,836,888
Cash collateral for derivatives	2,359,000	6,721,000
Cash	—	99,259
Receivable for securities sold	22,455,402	356,065
Dividends and interest receivable	13,804,997	7,548,638
Receivables for fund shares sold	2,304,270	892,749
Variation margin receivable on futures contracts	108,242	253,437

Total assets	1,197,921,000	617,845,062

Liabilities:
Cash overdraft	3,701,745	—
Options written, at value[3]	3,327,670	—
Payable for securities purchased	33,770,248	8,391,385
Payable for fund shares redeemed	3,856,887	8,606,135
Due to brokers	1,440,000	3,650,000
Income distributions payable	1,376,617	796,913
Other accrued expenses	388,410	208,502
Distribution fees payable to affiliates	311,404	104,831
Investment management fees payable	435,119	283,523
Other affiliates payable	68,334	29,149
Trustees’ fees and expenses payable	3,652	2,029

Total liabilities	48,680,086	22,072,467

Total Net Assets	$1,149,240,914	$595,772,595

Net Assets Consist of:
Paid-in capital	$1,139,340,279	$586,062,822
Distributions in excess of net investment income	(5,541,439)	(2,842,217)
Accumulated net realized loss on investments	(12,665,850)	(8,440,817)
Net unrealized appreciation of investments and derivatives	28,107,924	20,992,807

Total Net Assets	$1,149,240,914	$595,772,595

[1]Investments, at cost	$1,116,209,038	$572,548,118
[2]Short-term investments, at cost	13,376,381	12,836,579
[3]Options written, premium received	(2,990,000)	—

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Class A:
Net assets	$504,553,679	$259,025,184
Shares of beneficial interest outstanding, unlimited authorization, no par	85,434,323	40,435,106
Net asset value per share	$5.91	$6.41
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$6.19	$6.71

Class B:
Net assets	$1,527,254	$474,264
Shares of beneficial interest outstanding, unlimited authorization, no par	258,669	74,191
Net asset value per share	$5.90	$6.39

Class C:
Net assets	$219,955,245	$29,333,697
Shares of beneficial interest outstanding, unlimited authorization, no par	37,239,235	4,580,797
Net asset value per share	$5.91	$6.40

Class R:
Net assets	$32,833,982	$30,892,600
Shares of beneficial interest outstanding, unlimited authorization, no par	5,554,700	4,815,786
Net asset value per share	$5.91	$6.41

Institutional Class:
Net assets	$390,370,754	$276,046,850
Shares of beneficial interest outstanding, unlimited authorization, no par	66,099,769	43,155,038
Net asset value per share	$5.91	$6.40

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended January 31, 2014 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Investment Income:
Interest	$28,896,823	$17,513,058
Dividends	2,163,539	1,216,328
Securities lending income	452	339

	31,060,814	18,729,725

Expenses:
Management fees	3,055,487	1,833,222
Distribution expenses - Class A	758,325	450,195
Distribution expenses - Class B	10,528	2,926
Distribution expenses - Class C	1,218,862	175,833
Distribution expenses - Class R	95,966	76,223
Dividend disbursing and transfer agent fees and expenses	928,900	417,093
Accounting and administration expenses	242,052	129,661
Registration fees	85,371	52,953
Reports and statements to shareholders	76,049	44,622
Legal fees	58,498	27,544
Trustees’ fees and expenses	33,797	18,252
Custodian fees	22,309	14,335
Audit and tax	18,993	18,946
Other	25,196	22,531

	6,630,333	3,284,336
Less expenses waived	(137,537)	(169,590)
Less waived distribution expenses - Class A	(50,414)	(29,322)
Less waived distribution expenses - Class B	(2,285)	(1,327)
Less waived distribution expenses - Class R	(6,152)	(4,726)
Less expense paid indirectly	(367)	(237)

Total operating expenses	6,433,578	3,079,134

Net Investment Income	24,627,236	15,650,591

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(4,406,130)	$(4,907,128)
Foreign currencies	—	(920)
Foreign currency exchange contracts	(273,977)	(134,153)
Futures contracts	(1,494,005)	(11,422,241)
Swap contracts	2,080,241	1,261,149

Net realized loss	(4,093,871)	(15,203,293)

Net change in unrealized appreciation (depreciation) of:
Investments	12,399,758	13,921,307
Foreign currencies	—	441
Foreign currency exchange contracts	73,995	37,725
Futures contracts	1,141,932	13,321,655
Options written	(337,670)	—
Swap contracts	(127,183)	(73,663)

Net change in unrealized appreciation (depreciation)	13,150,832	27,207,465

Net Realized and Unrealized Gain	9,056,961	12,004,172

Net Increase in Net Assets Resulting from Operations	$33,684,197	$27,654,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,627,236	$58,651,408
Net realized gain (loss)	(4,093,871)	36,185,801
Net change in unrealized appreciation (depreciation)	13,150,832	(67,755,908)

Net increase in net assets resulting from operations	33,684,197	27,081,301

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,493,912)	(28,288,498)
Class B	(41,030)	(127,345)
Class C	(4,469,213)	(9,798,813)
Class R	(744,027)	(1,245,842)
Institutional Class	(9,968,915)	(25,015,345)

Net realized gain:
Class A	(8,808,504)	(20,361,021)
Class B	(32,244)	(131,376)
Class C	(3,805,314)	(8,822,120)
Class R	(568,510)	(924,113)
Institutional Class	(6,635,962)	(16,995,529)

	(47,567,631)	(111,710,002)

Capital Share Transactions:
Proceeds from shares sold:
Class A	69,647,704	368,100,763
Class B	3,727	110,275
Class C	13,566,688	111,931,596
Class R	5,467,475	26,685,735
Institutional Class	85,745,270	347,608,276

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$20,052,799	$44,850,645
Class B	68,977	235,609
Class C	6,193,901	15,633,554
Class R	1,309,205	2,092,137
Institutional Class	13,538,831	31,670,273

	215,594,577	948,918,863

Cost of shares redeemed:
Class A	(224,891,142)	(369,539,804)
Class B	(1,316,264)	(2,118,621)
Class C	(70,951,802)	(87,443,381)
Class R	(10,914,875)	(12,163,933)
Institutional Class	(222,245,818)	(337,275,121)

	(530,319,901)	(808,540,860)

Increase (Decrease) in net assets derived from capital share transactions	(314,725,324)	140,378,003

Net Increase (Decrease) in Net Assets	(328,608,758)	55,749,302

Net Assets:
Beginning of period	1,477,849,672	1,422,100,370

End of period	$1,149,240,914	$1,477,849,672

Distributions in excess of net investment income	$(5,541,439)	$(2,451,578)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,650,591	$37,230,168
Net realized gain (loss)	(15,203,293)	21,481,563
Net change in unrealized appreciation (depreciation)	27,207,465	(76,357,523)

Net increase (decrease) in net assets resulting from operations	27,654,763	(17,645,792)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,983,606)	(17,732,920)
Class B	(13,229)	(49,310)
Class C	(712,704)	(2,340,813)
Class R	(645,993)	(1,283,402)
Institutional Class	(7,106,444)	(16,696,152)

Net realized gain:
Class A	—	(26,584,887)
Class B	—	(106,937)
Class C	—	(4,355,789)
Class R	—	(2,013,407)
Institutional Class	—	(24,974,715)

	(16,461,976)	(96,138,332)

Capital Share Transactions:
Proceeds from shares sold:
Class A	45,793,971	176,055,497
Class B	86	6,167
Class C	988,476	23,149,787
Class R	5,584,690	23,714,553
Institutional Class	49,565,264	180,099,398

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$7,983,606	$43,012,945
Class B	12,522	141,446
Class C	634,644	6,018,770
Class R	645,993	3,275,487
Institutional Class	6,868,523	39,771,514

	118,077,775	495,245,564

Cost of shares redeemed:
Class A	(170,756,679)	(197,053,239)
Class B	(290,514)	(1,111,761)
Class C	(19,881,353)	(35,543,957)
Class R	(5,359,547)	(13,249,394)
Institutional Class	(89,560,114)	(213,661,826)

	(285,848,207)	(460,620,177)

Increase (Decrease) in net assets derived from capital share transactions	(167,770,432)	34,625,387

Net Decrease in Net Assets	(156,577,645)	(79,158,737)

Net Assets:
Beginning of period	752,350,240	831,508,977

End of period	$595,772,595	$752,350,240

Distributions in excess of net investment income	$(2,842,217)	$(2,030,832)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the distributor and/or manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1] (Unaudited)	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

$5.950	$6.260	$6.050	$6.080	$5.460	$5.240

0.117	0.230	0.246	0.268	0.309	0.314
0.070	(0.099)	0.384	0.278	0.647	0.216

0.187	0.131	0.630	0.546	0.956	0.530

(0.131)	(0.252)	(0.284)	(0.305)	(0.336)	(0.310)
(0.096)	(0.189)	(0.136)	(0.271)	—	—

(0.227)	(0.441)	(0.420)	(0.576)	(0.336)	(0.310)

$5.910	$5.950	$6.260	$6.050	$6.080	$5.460

3.22%	2.02%	11.04%	9.44%	17.91%	11.04%

$504,554	$645,585	$638,481	$392,313	$409,671	$459,892
0.94%	0.93%	0.94%	0.95%	0.94%	0.90%
0.98%	0.98%	1.01%	1.09%	1.10%	1.11%
3.93%	3.70%	4.11%	4.45%	5.31%	6.45%
3.89%	3.65%	4.04%	4.31%	5.15%	6.24%
106%	230%	202%	204%	219%	271%

Financial highlights

Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1] (Unaudited)	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

$ 5.950	$6.260	$6.050	$6.080	$5.460	$5.230

0.101	0.183	0.200	0.223	0.265	0.278
0.060	(0.098)	0.385	0.278	0.647	0.225

0.161	0.085	0.585	0.501	0.912	0.503

(0.115)	(0.206)	(0.239)	(0.260)	(0.292)	(0.273)
(0.096)	(0.189)	(0.136)	(0.271)	—	—

(0.211)	(0.395)	(0.375)	(0.531)	(0.292)	(0.273)

$ 5.900	$5.950	$6.260	$6.050	$6.080	$5.460

2.78%	1.26%	10.22%	8.62%	17.04%	10.43%

$ 1,527	$2,802	$4,739	$6,705	$9,807	$11,938
1.47%	1.68%	1.69%	1.70%	1.69%	1.65%
1.71%	1.68%	1.71%	1.79%	1.80%	1.81%
3.40%	2.95%	3.36%	3.70%	4.56%	5.70%
3.16%	2.95%	3.34%	3.61%	4.45%	5.54%
106%	230%	202%	204%	219%	271%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$5.960	$6.260	$6.050	$6.090	$5.470	$5.240

0.094	0.183	0.202	0.223	0.266	0.278
0.060	(0.088)	0.383	0.268	0.646	0.225

0.154	0.095	0.585	0.491	0.912	0.503

(0.108)	(0.206)	(0.239)	(0.260)	(0.292)	(0.273)
(0.096)	(0.189)	(0.136)	(0.271)	—	—

(0.204)	(0.395)	(0.375)	(0.531)	(0.292)	(0.273)

$5.910	$5.960	$6.260	$6.050	$6.090	$5.470

2.66%	1.43%	10.21%	8.44%	17.01%	10.41%

$219,955	$273,594	$249,029	$135,912	$141,328	$121,901
1.69%	1.68%	1.69%	1.70%	1.69%	1.65%
1.71%	1.68%	1.71%	1.79%	1.80%	1.81%
3.18%	2.95%	3.36%	3.70%	4.56%	5.70%
3.16%	2.95%	3.34%	3.61%	4.45%	5.54%
106%	230%	202%	204%	219%	271%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the distributor and/or manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$ 5.960	$6.270	$6.050	$6.090	$5.470	$5.240

0.109	0.214	0.231	0.253	0.295	0.302
0.060	(0.098)	0.394	0.268	0.646	0.226

0.169	0.116	0.625	0.521	0.941	0.528

(0.123)	(0.237)	(0.269)	(0.290)	(0.321)	(0.298)
(0.096)	(0.189)	(0.136)	(0.271)	—	—

(0.219)	(0.426)	(0.405)	(0.561)	(0.321)	(0.298)

$ 5.910	$5.960	$6.270	$6.050	$6.090	$5.470

2.91%	1.77%	10.94%	8.98%	17.60%	10.97%

$32,834	$37,293	$22,661	$11,981	$10,209	$11,229
1.19%	1.18%	1.19%	1.20%	1.19%	1.15%
1.24%	1.28%	1.31%	1.39%	1.40%	1.41%
3.68%	3.45%	3.86%	4.20%	5.06%	6.20%
3.63%	3.35%	3.74%	4.01%	4.85%	5.94%
106%	230%	202%	204%	219%	271%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$ 5.950	$6.260	$6.050	$6.090	$5.470	$5.240

0.124	0.245	0.261	0.283	0.329	0.327
0.070	(0.098)	0.384	0.268	0.641	0.225

0.194	0.147	0.645	0.551	0.970	0.552

(0.138)	(0.268)	(0.299)	(0.320)	(0.350)	(0.322)
(0.096)	(0.189)	(0.136)	(0.271)	—	—

(0.234)	(0.457)	(0.435)	(0.591)	(0.350)	(0.322)

$ 5.910	$5.950	$6.260	$6.050	$6.090	$5.470

3.35%	2.28%	11.32%	9.52%	18.40%	11.53%

$390,371	$518,576	$507,190	$466,660	$357,801	$50,235
0.69%	0.68%	0.69%	0.70%	0.69%	0.65%
0.71%	0.68%	0.71%	0.79%	0.80%	0.81%
4.18%	3.95%	4.36%	4.70%	5.56%	6.70%
4.16%	3.95%	4.34%	4.61%	5.45%	6.54%
106%	230%	202%	204%	219%	271%

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$6.280	$7.150	$6.380	$6.440	$5.600	$5.210

0.142	0.280	0.300	0.318	0.348	0.344
0.137	(0.427)	1.055	0.268	0.850	0.385

0.279	(0.147)	1.355	0.586	1.198	0.729

(0.149)	(0.287)	(0.319)	(0.329)	(0.358)	(0.339)
—	(0.436)	(0.266)	(0.317)	—	—

(0.149)	(0.723)	(0.585)	(0.646)	(0.358)	(0.339)

$6.410	$6.280	$7.150	$6.380	$6.440	$5.600

4.53%	(2.45% )	22.48%	9.74%	22.00%	15.17%

$259,025	$370,553	$402,639	$352,060	$275,312	$184,538
0.96%	0.95%	0.95%	0.95%	0.94%	0.90%
1.03%	1.04%	1.06%	1.12%	1.18%	1.29%
4.53%	4.13%	4.53%	5.07%	5.77%	7.03%
4.46%	4.04%	4.42%	4.90%	5.53%	6.64%
110%	217%	172%	147%	149%	234%

Financial highlights

Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$6.270	$7.140	$6.370	$6.430	$5.590	$5.200

0.132	0.230	0.249	0.271	0.301	0.307
0.124	(0.428)	1.057	0.268	0.852	0.384

0.256	(0.198)	1.306	0.539	1.153	0.691

(0.136)	(0.236)	(0.270)	(0.282)	(0.313)	(0.301)
—	(0.436)	(0.266)	(0.317)	—	—

(0.136)	(0.672)	(0.536)	(0.599)	(0.313)	(0.301)

$6.390	$6.270	$7.140	$6.370	$6.430	$5.590

4.16%	(3.19% )	21.61%	8.93%	21.13%	14.33%

$474	$749	$1,887	$2,219	$3,464	$3,992
1.26%	1.70%	1.70%	1.70%	1.69%	1.65%
1.76%	1.74%	1.76%	1.82%	1.88%	1.99%
4.23%	3.38%	3.78%	4.32%	5.02%	6.28%
3.73%	3.34%	3.72%	4.20%	4.83%	5.94%
110%	217%	172%	147%	149%	234%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$6.280	$7.150	$6.380	$6.430	$5.600	$5.210

0.118	0.230	0.251	0.272	0.302	0.307
0.128	(0.428)	1.055	0.277	0.841	0.385

0.246	(0.198)	1.306	0.549	1.143	0.692

(0.126)	(0.236)	(0.270)	(0.282)	(0.313)	(0.302)
—	(0.436)	(0.266)	(0.317)	—	—

(0.126)	(0.672)	(0.536)	(0.599)	(0.313)	(0.302)

$6.400	$6.280	$7.150	$6.380	$6.430	$5.600

3.98%	(3.17% )	21.57%	9.09%	20.91%	14.32%

$29,334	$47,326	$62,275	$24,532	$23,115	$19,120
1.71%	1.70%	1.70%	1.70%	1.69%	1.65%
1.76%	1.74%	1.76%	1.82%	1.88%	1.99%
3.78%	3.38%	3.78%	4.32%	5.02%	6.28%
3.73%	3.34%	3.72%	4.20%	4.83%	5.94%
110%	217%	172%	147%	149%	234%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)

$6.290	$7.160	$6.390	$6.440	$5.600	$5.210

0.134	0.263	0.284	0.303	0.339	0.332
0.127	(0.426)	1.055	0.278	0.845	0.385

0.261	(0.163)	1.339	0.581	1.184	0.717

(0.141)	(0.271)	(0.303)	(0.314)	(0.344)	(0.327)
—	(0.436)	(0.266)	(0.317)	—	—

(0.141)	(0.707)	(0.569)	(0.631)	(0.344)	(0.327)

$6.410	$6.290	$7.160	$6.390	$6.440	$5.600

4.24%	(2.68% )	22.15%	9.63%	21.48%	15.08%

$30,893	$29,423	$20,080	$10,800	$14,131	$665
1.21%	1.20%	1.20%	1.20%	1.19%	1.15%
1.29%	1.34%	1.36%	1.42%	1.48%	1.59%
4.28%	3.88%	4.28%	4.82%	5.52%	6.78%
4.20%	3.74%	4.12%	4.60%	5.23%	6.34%
110%	217%	172%	147%	149%	234%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
1/31/14[1] (Unaudited)	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

$ 6.270	$7.140	$6.370	$6.430	$5.590	$5.200

0.149	0.297	0.317	0.332	0.364	0.356
0.137	(0.427)	1.055	0.269	0.849	0.385

0.286	(0.130)	1.372	0.601	1.213	0.741

(0.156)	(0.304)	(0.336)	(0.344)	(0.373)	(0.351)
—	(0.436)	(0.266)	(0.317)	—	—

(0.156)	(0.740)	(0.602)	(0.661)	(0.373)	(0.351)

$ 6.400	$6.270	$7.140	$6.370	$6.430	$5.590

4.67%	(2.21% )	22.82%	10.01%	22.33%	15.48%

$276,047	$304,299	$344,628	$124,076	$49,310	$26,223
0.71%	0.70%	0.70%	0.70%	0.69%	0.65%
0.76%	0.74%	0.76%	0.82%	0.88%	0.99%
4.78%	4.38%	4.78%	5.32%	6.02%	7.28%
4.73%	4.34%	4.72%	5.20%	5.83%	6.94%
110%	217%	172%	147%	149%	234%

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2014 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (July 31, 2010 –July 31, 2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries it invests in that may date back to the inception of each Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-backed and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund pays foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Jan. 31, 2014, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$367	$237

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets from Nov. 27, 2013 through Nov. 28, 2014. These waivers and reimbursements may only be terminated by agreement of the DMC and the Funds.

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Expense limitation effective Nov. 27, 2013	0.69%	0.71%
Expense limitation prior to Nov. 27, 2013	0.69%	0.70%

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2014, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$30,807	$16,512

DSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend and disbursing and transfer agent fees and expenses. For the six months ended Jan. 31, 2014, the amount charged by DSC for each Funds was as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$140,801	$75,462

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class B and Class C shares. Effective Oct. 1, 2013, each Fund pays DDLP an annual distribution and service fee of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. Prior to Oct. 1, 2013, each Fund paid an annual distribution and service fee of 0.30% and 0.60% of the average daily net assets of the Class A and Class R shares, respectively. For the period from Aug. 1, 2013 to Oct. 1, 2013, the distribution and service fees for each Fund’s Class A and Class R shares were contractually limited to 0.25% and 0.50% of the classes’ average daily net assets. Effective Nov. 27, 2013, DDLP has contractually agreed to waive each Fund’s Class B shares’ 12b-1 fees to 0.25% of average daily net assets through Nov. 28, 2014. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Funds. For the six months ended Jan. 31, 2014, each Fund was charged for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$19,214	$10,261

For the six months ended Jan. 31, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$15,089	$6,007

For the six months ended Jan. 31, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Class A	$11	$0
Class B	0	0
Class C	6,123	4,601

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Jan. 31, 2014, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than U.S. government securities	$1,164,568,112	$569,361,900
Purchases of U.S. government securities	163,023,435	157,854,053
Sales other than U.S. government securities	1,517,932,499	742,028,990
Sales of U.S. government securities	151,630,972	151,658,677

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of Investments	$1,130,267,677	$585,487,628

Aggregate unrealized appreciation	$41,752,643	$ 25,589,119
Aggregate unrealized depreciation	(15,131,231)	(9,102,833)

Net unrealized appreciation	$26,621,412	$ 16,486,286

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Corporate Debt	$—	$987,122,097	$987,122,097
Foreign Debt	—	4,334,550	4,334,550
Municipal Bonds	—	22,939,492	22,939,492
Senior Secured Loans	—	58,544,376	58,544,376
Convertible Preferred Stock	—	18,771,888	18,771,888
Preferred Stock[1]	24,534,691	3,891,375	28,426,066
U.S. Treasury Obligations	—	12,428,610	12,428,610
Options Purchased	—	10,944,985	10,944,985
Short-Term Investments	—	13,377,025	13,377,025

Total	$24,534,691	$1,132,354,398	$1,156,889,089

Futures Contracts	$1,141,932	$—	$1,141,932
Options Written	—	(3,327,670)	(3,327,670)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Commercial Mortgage-Backed Security	$—	$7,485	$7,485
Corporate Debt	—	499,446,138	499,446,138
Foreign Debt	—	2,313,712	2,313,712
Municipal Bonds	—	24,037,570	24,037,570
Senior Secured Loans	—	25,786,832	25,786,832
Convertible Preferred Stock	—	10,001,515	10,001,515
Preferred Stock[1]	13,654,264	3,297,940	16,952,204
U.S. Treasury Obligations	—	6,973,376	6,973,376
Options Purchased	—	3,618,194	3,618,194
Short-Term Investments	—	12,836,888	12,836,888

Total	$13,654,264	$588,319,650	$601,973,914

Futures Contracts	$119,932	$4,283,661	$4,403,593

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix priced investments. The amounts attributed to Level 1 investments and Level 2 investments represents the following percentages for each Fund:

Preferred Stock	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Level 1	86.31%	80.55%
Level 2	13.69%	19.45%

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

During the six months ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Six months ended 1/31/14	Year ended 7/31/13	Six months ended 1/31/14	Year ended 7/31/13
Shares sold:
Class A	11,836,257	59,133,455	7,377,896	25,731,964
Class B	631	17,504	14	918
Class C	2,307,523	17,901,653	158,852	3,343,849
Class R	930,452	4,267,906	893,989	3,407,446
Institutional Class	14,561,997	55,830,229	7,950,041	26,252,535

Shares issued upon reinvestment of dividends and distributions:
Class A	3,422,461	7,256,322	1,291,045	6,372,332
Class B	11,745	38,098	2,023	20,950
Class C	1,056,769	2,529,697	102,483	891,494
Class R	223,364	338,275	104,282	485,345
Institutional Class	2,310,663	5,123,642	1,107,874	5,898,695
	36,661,862	152,436,781	18,988,499	72,405,528

Shares redeemed:
Class A	(38,243,563)	(59,956,010)	(27,226,607)	(29,427,063)
Class B	(224,489)	(342,061)	(47,339)	(166,809)
Class C	(12,066,756)	(14,261,385)	(3,217,196)	(5,411,426)
Class R	(1,856,661)	(1,965,500)	(860,424)	(2,020,027)
Institutional Class	(37,864,114)	(54,878,973)	(14,416,913)	(31,904,929)
	(90,255,583)	(131,403,929)	(45,768,479)	(68,930,254)
Net increase (decrease)	(53,593,721)	21,032,852	(26,779,980)	3,475,274

For the six months ended Jan. 31, 2014 and year ended July 31, 2013, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six months ended			Year ended
		1/31/14			7/31/13
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Corporate Bond Fund	6,896	6,900	$40,392	63,904	63,987	$397,306
Delaware Extended Duration Bond Fund	3,111	3,108	19,170	17,579	17,573	116,413

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Funds had no amounts outstanding as of Jan. 31, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at Jan. 31, 2014.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund invested in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2014, the Funds posted cash collateral for futures contracts, which is presented as cash collateral for derivatives on the statements of assets and liabilities as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$919,000	$3,071,000

Options Contracts – During the six months ended Jan. 31, 2014, each Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended Jan. 31, 2014 for Delaware Extended Duration Bond Fund.

Transactions in options written during the six months ended Jan. 31, 2014 for Delaware Corporate Bond Fund were as follows:

Put Options	Number of Contracts	Premiums
Options outstanding July 31, 2013	—	$—
Options written	(650,000,000)	(2,990,000)
Options terminated in closing sales transactions	—	—

Options outstanding Jan. 31, 2014	(650,000,000)	$(2,990,000)

Each Fund received cash and securities collateral for open option contracts, which is presented as due to brokers on the statements of assets and liabilities as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cash	$1,440,000	$3,650,000
Securities	2,960,000	—

Swap Contracts – Each Fund may enter into CDS contracts in the normal course of pursuing its investment objective. Each Fund may enter into index swap contracts, interest rate swap contracts and CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Funds will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2014, the Funds entered into CDS contracts as a purchaser and seller of protection as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at Jan. 31, 2014.

Fair values of derivative instruments as of Jan. 31, 2014 were as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities	Fair Value	Statements of Assets and Liabilities	Fair Value
	Location		Location
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts*	$1,174,762	Variation margin payable on futures contracts	$ (32,830)
Interest rate contracts (Options written)	Options written, at value	—	Options written, at value	(3,327,670)

Total		$1,174,762		$(3,360,500)

	Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities	Fair Value	Statements of Assets and Liabilities	Fair Value
	Location		Location
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts*	$4,403,593	Variation margin payable on futures contracts	$—

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Jan. 31, 2014. Only current day variation margin is reported on each Fund’s statements of assets and liabilities.

The effect of derivative instruments on the statements of operations for the six months ended Jan. 31, 2014 was as follows:

	Delaware Corporate Bond Fund
	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Forward currency exchange contracts	$(273,977)	$—	$—	$—	$(273,977)
Interest rate contracts	—	(1,494,005)	—	1,643,860	149,855
Credit contracts	—	—	—	436,381	436,381

Total	$(273,977)	$(1,494,005)	$—	$2,080,241	$ 312,259

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

	Delaware Corporate Bond Fund
	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Forward currency exchange contracts	$73,995	$ —	$ —	$ —	$ 73,995
Interest rate contracts	—	1,141,932	(337,670)	—	804,262
Credit contracts	—	—	—	(127,183)	(127,183)

Total	$73,995	$1,141,932	$(337,670)	$(127,183)	$ 751,074

	Delaware Extended Duration Bond Fund
	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Forward currency exchange contracts	$(134,153)	$ —	$—	$ —	$ (134,153)
Interest rate contracts	—	(11,422,241)	—	1,010,205	(10,412,036)
Credit contracts	—	—	—	250,944	250,944

Total	$(134,153)	$(11,422,241)	$—	$1,261,149	$(10,295,245)

	Delaware Extended Duration Bond Fund
	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Forward currency exchange contracts	$37,725	$ —	$—	$ —	$ 37,725
Interest rate contracts	—	13,321,655	—	—	13,321,655
Credit contracts	—	—	—	(73,663)	(73,663)

Total	$37,725	$13,321,655	$—	$(73,663)	$13,285,717

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Funds during the six months ended Jan. 31, 2014.

	Long Derivative Volume
	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Foreign currency exchange contracts (average cost)	USD 47,606	USD 30,937
Futures contracts (average notional value)	51,545,440	119,359,185
Options contracts (average notional value)	8,996,010	5,816,585
Swap contracts (average notional value)*	6,653,032	3,515,472

	Short Derivative Volume
	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Futures contracts (average notional value)	USD 611,488	USD 337,928
Options contracts (average notional value)	54,381	—
Swap contracts (average notional value)*	384,646	234,252

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statements of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Offsetting (continued)

typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statements of assets and liabilities.

At Jan. 31, 2014, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Corporate Bond Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$1,570,256	$—	$1,570,256
Bank of Montreal	261,709	—	261,709
Banque Paribas	4,400,035	—	4,400,035
Hong Kong Shanghai Bank	108,242	—	108,242

Total	$6,340,242	$—	$6,340,242

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
	Delaware Extended Duration Bond Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,383,604	$—	$2,383,604
Bank of Montreal	397,267	—	397,267
Banque Paribas	6,679,129	—	6,679,129
Hong Kong Shanghai Bank	253,437	—	253,437

Total	$9,713,437	$—	$9,713,437

	Delaware Corporate Bond Fund
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$1,570,256	$(1,570,256)	$—	$—	$—	$ —
Bank of Montreal	261,709	(261,709)	—	—	—	—
Banque Paribas	4,400,035	(4,400,035)	—	—	—	—
Hong Kong Shanghai Bank	108,242	—	—	—	—	108,242
Total	$6,340,242	$(6,232,000)	$—	$—	$—	$108,242

	Delaware Extended Duration Bond Fund
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)

Bank of America Merrill Lynch	$2,383,604	$(2,383,604)	$—	$—	$—	$ —
Bank of Montreal	397,267	(397,267)	—	—	—	—
Banque Paribas	6,679,129	(6,679,129)	—	—	—	—
Hong Kong Shanghai Bank	253,437	—	—	—	—	253,437
Total	$9,713,437	$(9,460,000)	$—	$—	$—	$253,437

(a) Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Securities Lending (continued)

pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At Jan. 31, 2014, the Funds had no securities on loan.

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup their initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third-parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities held by the Funds have been determined to be illiquid under the Funds’ Liquidity Procedures. Rule 144A securities have been identified on the schedules of investments.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreements.

At a meeting held on Aug. 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent and quality of service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, to the extent applicable, ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b 1 and non 12b 1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreements (continued)

the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Corporate Bond and Delaware Extended Duration Bond Funds’ assets exceeded the second and first breakpoint levels, respectively. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreements provides a sharing of benefits with the Funds and their shareholders.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2013 to Jan. 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Annualized Expense Ratio	Expenses Paid During Period 8/1/13 to 1/31/14*
Actual Fund return†
Class A	$1,000.00	$1,047.70	1.07%	$5.52
Class B	1,000.00	1,044.40	1.70%	8.76
Class C	1,000.00	1,043.80	1.81%	9.32
Class R	1,000.00	1,046.40	1.31%	6.76
Institutional Class	1,000.00	1,049.10	0.81%	4.18
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.81	1.07%	$5.45
Class B	1,000.00	1,016.64	1.70%	8.64
Class C	1,000.00	1,016.08	1.81%	9.20
Class R	1,000.00	1,018.60	1.31%	6.67
Institutional Class	1,000.00	1,021.12	0.81%	4.13

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets

Convertible Bonds	0.49%

Corporate Bonds	80.92%

Automotive	3.05%
Banking	2.43%
Basic Industry	10.21%
Capital Goods	4.26%
Communications	1.18%
Consumer Cyclical	6.97%
Consumer Non-Cyclical	1.66%
Energy	12.20%
Financials	0.57%
Healthcare	7.16%
Insurance	2.60%
Media	7.09%
Services	6.93%
Technology & Electronics	5.56%
Telecommunications	7.06%
Utilities	1.99%

Senior Secured Loans	10.45%

Common Stock	2.97%

Convertible Preferred Stock	0.98%

Preferred Stock	1.35%

Short-Term Investments	3.22%

Total Value of Securities	100.38%

Liabilities Net of Receivables and Other Assets	(0.38%)

Total Net Assets	100.00%

3

Schedule of investments
Delaware High-Yield Opportunities Fund	January 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bonds – 0.49%

Equinix 4.75% exercise price $84.32, expiration date 6/13/16	599,000	$1,366,094
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	1,176,000	1,890,420

Total Convertible Bonds (cost $3,022,372)		3,256,514

Corporate Bonds – 80.92%

Automotive – 3.05%
American Axle & Manufacturing 7.75% 11/15/19	1,650,000	1,881,000
Chassix 144A 9.25% 8/1/18 #	1,635,000	1,753,538
Chrysler Group 8.25% 6/15/21	1,314,000	1,479,892
Cooper-Standard Holding 144A PIK 7.375% 4/1/18 #T	2,975,000	3,053,094
General Motors Financial 6.75% 6/1/18	2,885,000	3,310,538
International Automotive Components Group 144A 9.125% 6/1/18 #	3,598,000	3,768,905
LKQ 144A 4.75% 5/15/23 #	3,275,000	3,053,938
Meritor 6.75% 6/15/21	1,800,000	1,890,000

		20,190,905

Banking – 2.43%
Barclays Bank 7.625% 11/21/22	3,065,000	3,264,225
Credit Suisse Group 144A 7.50% 12/11/49 #•	3,010,000	3,171,818
HBOS Capital Funding 144A 6.071% 6/29/49 #•	4,400,000	4,422,000
JPMorgan Chase 6.75% 8/29/49 •	1,930,000	1,965,705
RBS Capital Trust I 2.112% 12/29/49 •	3,360,000	3,276,000

		16,099,748

Basic Industry – 10.21%
AK Steel 7.625% 5/15/20	1,557,000	1,545,322
APERAM 144A 7.75% 4/1/18 #	2,095,000	2,194,512
ArcelorMittal 6.125% 6/1/18	4,560,000	4,976,100
Arch Coal 144A 8.00% 1/15/19 #	1,974,000	1,974,000
Builders FirstSource 144A 7.625% 6/1/21 #	3,151,000	3,332,182
Cemex 144A 7.25% 1/15/21 #	1,820,000	1,874,600
Cemex Espana Luxembourg 144A 9.25% 5/12/20 #	1,582,000	1,718,843
CPG Merger Sub 144A 8.00% 10/1/21 #	2,970,000	3,155,625
FMG Resources August 2006 144A 6.875% 4/1/22 #	3,314,000	3,591,548
HD Supply 11.50% 7/15/20	2,815,000	3,342,812
Headwaters 7.625% 4/1/19	2,414,000	2,619,190
Inmet Mining 144A 8.75% 6/1/20 #	2,749,000	3,140,732
JMC Steel Group 144A 8.25% 3/15/18 #	3,235,000	3,356,312
LSB Industries 144A 7.75% 8/1/19 #	1,490,000	1,586,850
Masonite International 144A 8.25% 4/15/21 #	3,256,000	3,581,600
New Gold 144A 6.25% 11/15/22 #	3,060,000	2,952,900
Nortek 8.50% 4/15/21	2,390,000	2,652,900

4

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Perstorp Holding 144A 8.75% 5/15/17 #	3,030,000	$3,249,675
Ply Gem Industries 144A 6.50% 2/1/22 #	570,000	563,588
Ryerson
9.00% 10/15/17	1,927,000	2,088,386
11.25% 10/15/18	794,000	871,415
Sappi Papier Holding
144A 6.625% 4/15/21 #	1,410,000	1,424,100
144A 8.375% 6/15/19 #	3,285,000	3,646,350
Taminco Global Chemical 144A 9.75% 3/31/20 #	974,000	1,105,490
TPC Group 144A 8.75% 12/15/20 #	3,315,000	3,580,200
U.S. Coatings Acquisition 144A 7.375% 5/1/21 #	1,900,000	2,056,750
Wise Metals Group 144A 8.75% 12/15/18 #	1,345,000	1,432,425

		67,614,407

Capital Goods – 4.26%
Accudyne Industries 144A 7.75% 12/15/20 #	1,625,000	1,730,625
Beverage Packaging Holdings Luxembourg II
144A 5.625% 12/15/16 #	695,000	710,638
144A 6.00% 6/15/17 #	745,000	765,488
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,760,000	1,823,800
BOE Intermediate Holding 144A PIK 9.00% 11/1/17 #T	1,743,462	1,869,864
BOE Merger 144A PIK 9.50% 11/1/17 #T	2,999,000	3,178,940
Consolidated Container 144A 10.125% 7/15/20 #	2,654,000	2,826,510
Milacron 144A 7.75% 2/15/21 #	2,970,000	3,166,762
Plastipak Holdings 144A 6.50% 10/1/21 #	2,340,000	2,410,200
Reynolds Group Issuer
8.25% 2/15/21	2,395,000	2,556,663
9.875% 8/15/19	3,825,000	4,245,750
TransDigm 7.50% 7/15/21	2,720,000	2,958,000

		28,243,240

Communications – 1.18%
DISH DBS 5.00% 3/15/23	3,775,000	3,548,500
Zayo Group 10.125% 7/1/20	3,666,000	4,257,142

		7,805,642

Consumer Cyclical – 6.97%
BI-LO 144A PIK 8.625% 9/15/18 #T	2,085,000	2,184,038
Burlington Coat Factory Warehouse 10.00% 2/15/19	2,910,000	3,259,200
Burlington Holdings 144A PIK 9.00% 2/15/18 #T	576,000	591,840
CDR DB Sub 144A 7.75% 10/15/20 #	3,765,000	3,661,462
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #T	3,250,000	3,331,250
Dave & Buster’s 11.00% 6/1/18	1,411,000	1,523,880
Dave & Buster’s Entertainment 144A 0.00% 2/15/16 #^	3,602,000	3,007,670
General Motors 144A 6.25% 10/2/43 #	1,875,000	1,992,188

5

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Landry’s 144A 9.375% 5/1/20 #	3,646,000	$3,983,255
Michaels Stores 144A 5.875% 12/15/20 #	2,405,000	2,411,012
Pantry 8.375% 8/1/20	2,846,000	3,052,335
Party City Holdings 8.875% 8/1/20	3,208,000	3,584,940
Quiksilver 144A 7.875% 8/1/18 #	3,360,000	3,662,400
Rite Aid 6.75% 6/15/21	3,190,000	3,381,400
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	1,140,000	1,208,400
Tempur-Pedic International 6.875% 12/15/20	2,275,000	2,499,656
Wok Acquisition 144A 10.25% 6/30/20 #	2,587,000	2,823,064

		46,157,990

Consumer Non-Cyclical – 1.66%
Crestview DS Merger Sub II 144A 10.00% 9/1/21 #	2,015,000	2,206,425
JBS Investments 144A 7.75% 10/28/20 #	910,000	937,300
JBS USA 144A 8.25% 2/1/20 #	2,363,000	2,572,716
Smithfield Foods 6.625% 8/15/22	2,110,000	2,231,325
Spectrum Brands
6.375% 11/15/20	590,000	629,825
6.625% 11/15/22	2,235,000	2,388,656

		10,966,247

Energy – 12.20%
AmeriGas Finance 7.00% 5/20/22	2,806,000	3,065,555
Calumet Specialty Products Partners
7.625% 1/15/22	1,705,000	1,809,431
9.375% 5/1/19	2,971,000	3,305,238
Chaparral Energy
7.625% 11/15/22	1,445,000	1,564,212
8.25% 9/1/21	1,621,000	1,774,995
CHC Helicopter 9.375% 6/1/21	1,475,000	1,552,438
Chesapeake Energy
5.375% 6/15/21	645,000	674,025
5.75% 3/15/23	5,000	5,231
6.125% 2/15/21	521,000	563,982
6.625% 8/15/20	2,132,000	2,387,840
Comstock Resources 7.75% 4/1/19	2,999,000	3,208,930
Drill Rigs Holdings 144A 6.50% 10/1/17 #	2,966,000	3,151,375
Exterran Partners 6.00% 4/1/21	3,280,000	3,271,800
Genesis Energy 5.75% 2/15/21	3,665,000	3,738,300
Halcon Resources
8.875% 5/15/21	850,000	852,125
144A 9.75% 7/15/20 #	3,300,000	3,436,125
Hercules Offshore
144A 7.50% 10/1/21 #	1,490,000	1,553,325

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Hercules Offshore
144A 8.75% 7/15/21 #	905,000	$1,013,600
Key Energy Services 6.75% 3/1/21	3,005,000	3,102,662
Laredo Petroleum
144A 5.625% 1/15/22 #	1,430,000	1,424,638
7.375% 5/1/22	688,000	755,080
Linn Energy
6.50% 5/15/19	771,000	796,058
144A 7.00% 11/1/19 #	1,225,000	1,249,500
8.625% 4/15/20	633,000	686,805
Midstates Petroleum 9.25% 6/1/21	3,880,000	4,054,600
Murphy Oil U.S.A. 144A 6.00% 8/15/23 #	2,185,000	2,190,462
Northern Blizzard Resources 144A 7.25% 2/1/22 #	3,060,000	3,063,825
Northern Oil & Gas 8.00% 6/1/20	3,010,000	3,190,600
NuStar Logistics 6.75% 2/1/21	2,000,000	2,080,000
Oasis Petroleum 144A 6.875% 3/15/22 #	3,150,000	3,354,750
Offshore Group Investment 7.125% 4/1/23	1,445,000	1,452,225
PDC Energy 7.75% 10/15/22	2,927,000	3,168,478
Pioneer Energy Services 9.875% 3/15/18	2,891,000	3,064,460
Samson Investment 144A 10.50% 2/15/20 #	2,418,000	2,671,890
SandRidge Energy
7.50% 3/15/21	993,000	1,035,202
8.125% 10/15/22	3,087,000	3,245,209
8.75% 1/15/20	387,000	419,895
Ultra Petroleum 144A 5.75% 12/15/18 #	2,740,000	2,842,750

		80,777,616

Financials – 0.57%
Nuveen Investments 144A 9.50% 10/15/20 #	3,646,000	3,782,725

		3,782,725

Healthcare – 7.16%
Air Medical Group Holdings 9.25% 11/1/18	1,745,000	1,902,050
Alere 6.50% 6/15/20	1,830,000	1,889,475
Biomet 6.50% 10/1/20	4,645,000	4,842,412
CHS 144A 6.875% 2/1/22 #	3,365,000	3,455,434
Community Health Systems
7.125% 7/15/20	820,000	874,325
8.00% 11/15/19	1,214,000	1,338,435
Healthcare Technology Intermediate 144A PIK
7.375% 9/1/18 #T	2,975,000	3,090,281
Immucor 11.125% 8/15/19	2,215,000	2,500,181
Kinetic Concepts
10.50% 11/1/18	2,111,000	2,438,205

7

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
Kinetic Concepts
12.50% 11/1/19	1,420,000	$1,618,800
MPH Intermediate Holding 2 144A PIK 8.375% 8/1/18 #T	1,510,000	1,560,962
Par Pharmaceutical 7.375% 10/15/20	4,471,000	4,739,260
Radnet Management 10.375% 4/1/18	1,677,000	1,693,770
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	3,705,000	3,871,725
Service Corporation International 144A 5.375% 1/15/22 #	630,000	640,238
Tenet Healthcare
144A 6.00% 10/1/20 #	2,840,000	2,994,425
8.125% 4/1/22	1,845,000	2,017,969
Truven Health Analytics 10.625% 6/1/20	1,123,000	1,277,412
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	2,100,000	2,178,750
144A 6.375% 10/15/20 #	1,771,000	1,899,398
144A 7.00% 10/1/20 #	565,000	611,612

		47,435,119

Insurance – 2.60%
American International Group 8.175% 5/15/58 •	2,770,000	3,455,575
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	2,190,000	2,288,550
Liberty Mutual Group 144A 7.00% 3/15/37 #•	3,139,000	3,280,255
Onex USI Aquisition 144A 7.75% 1/15/21 #	3,160,000	3,258,750
XL Group 6.50% 12/29/49 •	5,007,000	4,931,895

		17,215,025

Media – 7.09%
CCO Holdings 5.25% 9/30/22	2,821,000	2,725,791
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	2,415,000	2,481,412
Clear Channel Worldwide Holdings 7.625% 3/15/20	3,656,000	3,874,045
Columbus International 144A 11.50% 11/20/14 #	2,304,000	2,424,384
CSC Holdings 6.75% 11/15/21	3,095,000	3,389,025
Gray Television 7.50% 10/1/20	2,925,000	3,137,062
MDC Partners 144A 6.75% 4/1/20 #	3,365,000	3,566,900
Nara Cable Funding 144A 8.875% 12/1/18 #	3,300,000	3,587,050
Nielsen Luxembourg 144A 5.50% 10/1/21 #	430,000	443,975
ONO Finance II 144A 10.875% 7/15/19 #	1,597,000	1,788,640
RCN Telecom Services 144A 8.50% 8/15/20 #	1,610,000	1,638,175
Satelites Mexicanos 9.50% 5/15/17	1,364,000	1,459,480
Univision Communications 144A 8.50% 5/15/21 #	5,086,000	5,607,315
UPCB Finance VI 144A 6.875% 1/15/22 #	2,409,000	2,589,675
Virgin Media Finance 144A 6.375% 4/15/23 #	4,905,000	5,027,625
VTR Finance 144A 6.875% 1/15/24 #	3,235,000	3,246,830

		46,987,384

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services – 6.93%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	1,450,000	$1,576,875
144A 10.75% 10/15/19 #	4,987,000	5,398,428
Avis Budget Car Rental 5.50% 4/1/23	2,785,000	2,701,450
Carlson Wagonlit 144A 6.875% 6/15/19 #	2,755,000	2,889,306
Darling Escrow 144A 5.375% 1/15/22 #	1,140,000	1,149,975
DigitalGlobe 5.25% 2/1/21	2,830,000	2,794,625
H&E Equipment Services 7.00% 9/1/22	2,866,000	3,123,940
M/I Homes 8.625% 11/15/18	2,894,000	3,154,460
Mattamy Group 144A 6.50% 11/15/20 #	3,135,000	3,142,838
MGM Resorts International
6.75% 10/1/20	2,760,000	2,980,800
7.75% 3/15/22	1,340,000	1,514,200
11.375% 3/1/18	910,000	1,173,900
PHH
6.375% 8/15/21	1,215,000	1,224,112
7.375% 9/1/19	1,517,000	1,642,152
Pinnacle Entertainment
7.75% 4/1/22	1,065,000	1,160,850
8.75% 5/15/20	224,000	246,400
PNK Finance 144A 6.375% 8/1/21 #	1,330,000	1,369,900
Seven Seas Cruises 9.125% 5/15/19	2,952,000	3,276,720
Stena 144A 7.00% 2/1/24 #	3,025,000	3,093,062
Swift Services Holdings 10.00% 11/15/18	713,000	789,648
Watco 144A 6.375% 4/1/23 #	1,505,000	1,497,475

		45,901,116

Technology & Electronics – 5.56%
ACI Worldwide 144A 6.375% 8/15/20 #	1,785,000	1,869,788
Activision Blizzard
144A 5.625% 9/15/21 #	2,275,000	2,360,312
144A 6.125% 9/15/23 #	975,000	1,018,875
BMC Software Finance 144A 8.125% 7/15/21 #	4,645,000	4,819,188
First Data
144A 11.25% 1/15/21 #	3,705,000	4,103,288
144A 11.75% 8/15/21 #	4,430,000	4,573,975
First Data Holdings 144A PIK 14.50% 9/24/19 #T	1,775,000	1,650,750
Freescale Semiconductor
144A 6.00% 1/15/22 #	1,485,000	1,548,112
10.75% 8/1/20	280,000	322,700
Infor U.S. 9.375% 4/1/19	2,612,000	2,951,560
j2 Global 8.00% 8/1/20	4,173,000	4,506,840

9

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology & Electronics (continued)
NCR Escrow
144A 5.875% 12/15/21 #	855,000	$891,338
144A 6.375% 12/15/23 #	2,665,000	2,784,925
Viasystems 144A 7.875% 5/1/19 #	3,194,000	3,433,550

		36,835,201

Telecommunications – 7.06%
CenturyLink 6.75% 12/1/23	1,865,000	1,897,638
Comcel Trust 144A 6.875% 2/6/24 #	1,030,000	1,011,800
Digicel Group 144A 8.25% 9/30/20 #	4,900,000	5,120,500
Hughes Satellite Systems 7.625% 6/15/21	2,494,000	2,843,160
Intelsat Luxembourg
144A 7.75% 6/1/21 #	2,620,000	2,819,775
144A 8.125% 6/1/23 #	5,205,000	5,653,931
Level 3 Communications 8.875% 6/1/19	428,000	470,800
Level 3 Financing
144A 6.125% 1/15/21 #	1,175,000	1,204,375
7.00% 6/1/20	3,045,000	3,250,538
MetroPCS Wireless 144A 6.25% 4/1/21 #	1,440,000	1,501,200
Sprint
144A 7.125% 6/15/24 #	3,760,000	3,788,200
144A 7.25% 9/15/21 #	3,030,000	3,276,188
144A 7.875% 9/15/23 #	2,040,000	2,182,800
Sprint Capital 6.90% 5/1/19	2,055,000	2,229,675
T-Mobile USA
6.125% 1/15/22	935,000	958,375
6.50% 1/15/24	565,000	578,419
6.731% 4/28/22	845,000	890,419
Wind Acquisition Finance
144A 7.25% 2/15/18 #	1,720,000	1,810,300
144A 11.75% 7/15/17 #	1,575,000	1,663,594
Windstream
7.50% 6/1/22	1,633,000	1,669,742
7.75% 10/1/21	1,820,000	1,920,100

		46,741,529

Utilities – 1.99%
AES 7.375% 7/1/21	2,143,000	2,384,088
AES Gener 144A 8.375% 12/18/73 #•	1,936,000	2,037,640
Calpine
144A 5.875% 1/15/24 #	720,000	718,200
144A 6.00% 1/15/22 #	2,870,000	2,984,800
Elwood Energy 8.159% 7/5/26	1,405,642	1,512,822
Enel 144A 8.75% 9/24/73 #•	1,570,000	1,707,375

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
GenOn Americas Generation 8.50% 10/1/21	755,000	$755,000
GenOn Energy 9.875% 10/15/20	1,035,000	1,097,100

		13,197,025

Total Corporate Bonds (cost $511,989,932)		535,950,919

Senior Secured Loans – 10.45%«

Akorn Tranche B 4.50% 11/13/20	1,720,000	1,741,500
Allegion U.S. Holding Tranche B 3.00% 12/26/20	960,000	964,200
Applied Systems Term Loan 1st Lien 4.25% 1/15/21	2,199,000	2,223,189
Applied Systems Term Loan 2nd Lien 7.50% 1/15/22	815,000	836,139
Ardagh Group Term Loan B 4.00% 12/17/19	1,865,000	1,874,325
Azure Midstream Tranche B 6.50% 10/21/18	1,000,000	1,012,188
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,640,000	1,689,371
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	1,560,000	1,576,962
BMC Software 1st Lien 5.00% 8/9/20	864,984	867,446
Borgata Tranch B 1st Lien 6.75% 8/15/18	3,120,000	3,159,000
Citycenter Holdings Tranche B 5.00% 10/9/20	1,535,000	1,555,947
Clear Channel Communications Tranche D 6.75% 1/30/19	3,210,000	3,121,439
Community Health Systems Tranche D 4.25% 1/27/21	1,795,000	1,815,835
Drillships Financing Holding Tranche B1 6.00% 2/17/21	1,471,303	1,508,086
Drillships Financing Holding Tranche B2 5.50% 7/15/16	1,785,000	1,808,799
Gentiva Health Services Tranche B 6.50% 10/10/19	3,080,000	3,101,175
Getty Images Tranche B 4.75% 9/19/19	1,204,900	1,138,846
Gray Television 4.50% 10/11/19	2,108,998	2,127,452
Hostess Brands 1st Lien 6.75% 3/12/20	2,395,000	2,490,800
Hudson’s Bay 2nd Lien 8.25% 10/7/21	2,170,000	2,249,567
Ineos U.S. Finance 4.00% 5/4/18	2,937,544	2,957,214
KIK Custom Products 1st Lien 5.50% 5/23/19	455,000	455,379
KIK Custom Products 2nd Lien 9.50% 11/23/19	230,000	232,300
Kinetic Concepts Term Loan E1 4.00% 5/8/18	3,940,783	3,981,630
LTS Buyer 2nd Lien 8.00% 3/15/21	745,000	762,694
Moxie Liberty Tranche B 7.50% 8/21/20	1,695,000	1,733,138
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/18/20	1,675,000	1,723,156
Neiman Marcus Group 5.00% 10/18/20	3,206,962	3,248,598
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,620,000	1,617,975
Otter Products Tranche B 5.25% 4/29/19	582,532	586,537
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	1,835,000	1,887,756
Patheon 4.25% 1/23/21	3,530,000	3,530,314
Polymer Group Tranche B 5.25% 12/13/19	2,725,000	2,753,953
Quickrete 2nd Lien 7.00% 3/19/21	295,000	303,555
Ranpak 2nd Lien 8.50% 4/10/20	412,118	424,482

11

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Rite Aid 2nd Lien 5.75% 8/3/20	1,586,000	$1,629,417
Samson Investment 2nd Lien 5.00% 9/25/18	1,470,000	1,486,905
Toys R Us Property Tranche B 6.00% 7/31/19	1,396,500	1,332,959
Vantage Drilling Term Loan B 1st Lien 5.75% 3/28/19	1,655,000	1,683,962

Total Senior Secured Loans (cost $68,432,073)		69,194,190

	Number of Shares

Common Stock – 2.97%

Akorn	62,715	1,423,630
B/E Aerospace †	17,190	1,366,089
Century Communications =†	4,250,000	0
CenturyLink	45,028	1,299,508
Delta Air Lines	266	8,142
DIRECTV Class A †	19,150	1,329,584
General Motors †	34,770	1,254,502
Hertz Global Holdings †	60,500	1,574,210
Kodiak Oil & Gas †	167,283	1,774,873
Las Vegas Sands	16,870	1,290,892
Mueller Water Products Class A	197,090	1,710,741
Quiksilver †	246,207	1,735,759
Range Resources	19,505	1,681,136
Rockwood Holdings	10,169	696,882
Time Warner Cable	9,885	1,317,374
United Rentals †	14,898	1,205,844

Total Common Stock (cost $18,120,024)		19,669,166

Convertible Preferred Stock – 0.98%

Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49 #	2,764	3,142,322
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	26,700	1,402,418
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	19,400	1,933,938

Total Convertible Preferred Stock (cost $6,288,782)		6,478,678

Preferred Stock – 1.35%

Ally Financial 144A 7.00% #	4,100	3,988,660
GMAC Capital Trust I 8.125% •	73,000	1,998,740
Regions Financial 6.375%	126,000	2,937,060

Total Preferred Stock (cost $7,802,482)		8,924,460

12

	Principal amount°

Short-Term Investments – 3.22%

Repurchase Agreements – 3.22%
Bank of America Merrill Lynch 0.01%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $5,378,735 (collateralized by U.S. government obligations 0.00%-1.25% 5/8/14-11/30/18; market value $5,486,306)	5,378,731	5,378,731
Bank of Montreal 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $896,457 (collateralized by U.S. government obligations 0.25%-2.75% 4/30/14-11/15/23; market value $914,385)	896,455	896,455
BNP Paribas 0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $15,071,839 (collateralized by U.S. government obligations 0.25%-2.375% 3/31/14-12/31/20; market value $15,373,250)	15,071,814	15,071,814

		21,347,000

Total Short-Term Investments (cost $21,347,000)		21,347,000

Total Value of Securities – 100.38% (cost $637,002,665)		$664,820,927

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $306,848,368, which represents 46.33% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

T	100% of the income received was in the form of cash.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2014.

PIK – Pay in kind bond.

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities

Delaware High-Yield Opportunities Fund	January 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$643,473,927
Short-term investments, at value[2]	21,347,000
Receivables for securities sold	17,418,162
Dividends and interest receivable	10,780,262
Receivables for fund shares sold	1,487,957
Receivable from investment manager	28,385

Total assets	694,535,693

Liabilities:
Cash overdraft	1,105,848
Payable for securities purchased	28,248,013
Payable for fund shares redeemed	1,107,396
Income distribution payable	1,055,351
Investment management fees payable	362,850
Other accrued expenses	180,765
Distribution fees payable to affiliates	156,012
Other affiliates payable	41,023
Trustees’ fees and expenses payable	2,122

Total liabilities	32,259,380

Total Net Assets	$662,276,313

Net Assets Consist of:
Paid-in capital	$663,030,134
Distributions in excess of net investment income	(28,727)
Accumulated net realized loss on investments	(28,977,205)
Net unrealized appreciation of investments	28,252,111

Total Net Assets	$662,276,313

[1]Investments, at cost	$615,655,665
[2]Short-term investments, at cost	21,347,000

Class A:
Net assets	$338,597,005
Shares of beneficial interest outstanding, unlimited authorization, no par	77,939,053
Net asset value per share	$4.34
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$4.54

14

Class B:
Net assets	$2,177,676
Shares of beneficial interest outstanding, unlimited authorization, no par	501,562
Net asset value per share	$4.34

Class C:
Net assets	$89,621,290
Shares of beneficial interest outstanding, unlimited authorization, no par	20,602,354
Net asset value per share	$4.35

Class R:
Net assets	$16,655,362
Shares of beneficial interest outstanding, unlimited authorization, no par	3,821,662
Net asset value per share	$4.36

Institutional Class:
Net assets	$215,224,980
Shares of beneficial interest outstanding, unlimited authorization, no par	49,541,077
Net asset value per share	$4.34

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations

Delaware High-Yield Opportunities Fund	Six months ended January 31, 2014 (Unaudited)

Investment Income:
Interest	$22,034,038
Dividends	623,544
Securities lending income	1,312

22,658,894

Expenses:
Management fees	2,093,517
Distribution expenses - Class A	441,823
Distribution expenses - Class B	12,736
Distribution expenses - Class C	441,756
Distribution expenses - Class R	46,422
Dividend disbursing and transfer agent fees and expenses	404,252
Accounting and administration expenses	124,288
Registration fees	55,789
Reports and statements to shareholders	49,503
Legal fees	25,704
Audit and tax	17,145
Trustees’ expenses	16,999
Custodian fees	8,137
Other	19,634

3,757,705
Less expenses waived or absorbed	(158,124)
Less waived distribution expenses - Class B	(1,383)
Less waived distribution expenses - Class R	(2,748)
Less expense paid indirectly	(302)

Total operating expenses	3,595,148

Net Investment Income	19,063,746

Net Realized and Unrealized Gain:
Net realized gain on investments	7,906,647
Net change in unrealized appreciation of investments	3,736,709

Net Realized and Unrealized Gain	11,643,356

Net Increase in Net Assets Resulting from Operations	$30,707,102

See accompanying notes, which are an integral part of the financial statements.

16

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Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Increase in Net Assets from Operations:
Net investment income	$19,063,746	$40,701,651
Net realized gain	7,906,647	16,031,890
Net change in unrealized appreciation (depreciation)	3,736,709	9,450,884

Net increase in net assets resulting from operations	30,707,102	66,184,425

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,147,360)	(22,225,652)
Class B	(69,283)	(236,396)
Class C	(2,354,596)	(4,808,103)
Class R	(510,102)	(1,048,483)
Institutional Class	(6,728,642)	(14,414,914)

	(19,809,983)	(42,733,548)

Capital Share Transactions:
Proceeds from shares sold:
Class A	39,661,818	100,442,940
Class B	140,259	53,889
Class C	11,757,467	33,347,243
Class R	5,139,688	9,929,150
Institutional Class	56,270,318	134,663,231

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	8,899,207	18,537,337
Class B	60,150	201,053
Class C	2,059,485	3,715,104
Class R	511,402	1,034,141
Institutional Class	6,459,299	12,921,740

	130,959,093	314,845,828

18

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	(44,041,304)	(114,548,745)
Class B	(929,468)	(2,502,603)
Class C	(11,235,463)	(20,002,599)
Class R	(5,793,977)	(9,639,055)
Institutional Class	(51,343,269)	(140,874,021)

	(113,343,481)	(287,567,023)

Increase in net assets derived from capital share transactions	17,615,612	27,278,805

Net Increase in Net Assets	28,512,731	50,729,682

Net Assets:
Beginning of period	633,763,582	583,033,900

End of period	$662,276,313	$633,763,582

Undistributed (distributions in excess of) net investment income	$(28,727)	$717,510

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/14 (Unaudited)[1]	Year ended
	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

$4.270	$4.110	$4.200	$3.980	$3.560	$3.880

0.126	0.271	0.308	0.315	0.356	0.323
0.075	0.173	(0.090)	0.231	0.412	(0.347)

0.201	0.444	0.218	0.546	0.768	(0.024)

(0.131)	(0.284)	(0.308)	(0.326)	(0.348)	(0.296)

(0.131)	(0.284)	(0.308)	(0.326)	(0.348)	(0.296)

$4.340	$4.270	$4.110	$4.200	$3.980	$3.560

4.77%	11.02%	5.73%	14.11%	22.30%	0.81%

$338,597	$328,534	$311,859	$306,304	$335,684	$261,286
1.07%	1.11%	1.11%	1.11%	1.11%	1.15%
1.12%	1.16%	1.18%	1.20%	1.25%	1.37%
5.84%	6.33%	7.71%	7.60%	9.25%	9.92%
5.79%	6.28%	7.64%	7.51%	9.11%	9.70%
47%	88%	61%	115%	141%	89%

21

Financial highlights

Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/14 (Unaudited)[1]	Year ended
	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

$4.270	$4.110	$4.190	$3.980	$3.560	$3.880

0.113	0.241	0.280	0.286	0.329	0.300
0.075	0.173	(0.080)	0.221	0.412	(0.347)

0.188	0.414	0.200	0.507	0.741	(0.047)

(0.118)	(0.254)	(0.280)	(0.297)	(0.321)	(0.273)

(0.118)	(0.254)	(0.280)	(0.297)	(0.321)	(0.273)

$4.340	$4.270	$4.110	$4.190	$3.980	$3.560

4.44%	10.25%	5.24%	13.06%	21.46%	0.11%

$2,178	$2,868	$4,924	$7,527	$10,143	$11,966
1.70%	1.81%	1.81%	1.81%	1.81%	1.85%
1.86%	1.86%	1.88%	1.90%	1.95%	2.07%
5.21%	5.63%	7.01%	6.90%	8.55%	9.22%
5.05%	5.58%	6.94%	6.81%	8.41%	9.00%
47%	88%	61%	115%	141%	89%

23

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/14 (Unaudited)[1]	Year ended
	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

$4.280	$4.120	$4.200	$3.990	$3.560	$3.880

0.111	0.241	0.280	0.287	0.329	0.300
0.075	0.173	(0.080)	0.221	0.422	(0.347)

0.186	0.414	0.200	0.508	0.751	(0.047)

(0.116)	(0.254)	(0.280)	(0.298)	(0.321)	(0.273)

(0.116)	(0.254)	(0.280)	(0.298)	(0.321)	(0.273)

$4.350	$4.280	$4.120	$4.200	$3.990	$3.560

4.38%	10.23%	5.24%	13.04%	21.75%	0.10%

$89,621	$85,574	$65,771	$53,151	$36,060	$31,415
1.81%	1.81%	1.81%	1.81%	1.81%	1.85%
1.86%	1.86%	1.88%	1.90%	1.95%	2.07%
5.10%	5.63%	7.01%	6.90%	8.55%	9.22%
5.05%	5.58%	6.94%	6.81%	8.41%	9.00%
47%	88%	61%	115%	141%	89%

25

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended	Year ended
1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)[1]

$4.290	$4.120	$4.210	$3.990	$3.570	$3.890

0.122	0.263	0.301	0.308	0.349	0.316
0.075	0.183	(0.090)	0.231	0.412	(0.347)

0.197	0.446	0.211	0.539	0.761	(0.031)

(0.127)	(0.276)	(0.301)	(0.319)	(0.341)	(0.289)

(0.127)	(0.276)	(0.301)	(0.319)	(0.341)	(0.289)

$4.360	$4.290	$4.120	$4.210	$3.990	$3.570

4.64%	11.05%	5.51%	13.87%	22.01%	0.62%

$16,655	$16,506	$14,637	$19,046	$14,708	$15,323
1.31%	1.31%	1.31%	1.31%	1.31%	1.35%
1.39%	1.46%	1.48%	1.50%	1.55%	1.67%
5.60%	6.13%	7.51%	7.40%	9.05%	9.72%
5.52%	5.98%	7.34%	7.21%	8.81%	9.40%
47%	88%	61%	115%	141%	89%

27

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended	Year ended
1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
(Unaudited)[1]

$4.270	$4.110	$4.200	$3.980	$3.560	$3.880

0.132	0.284	0.320	0.328	0.367	0.332
0.075	0.173	(0.090)	0.231	0.412	(0.347)

0.207	0.457	0.230	0.559	0.779	(0.015)

(0.137)	(0.297)	(0.320)	(0.339)	(0.359)	(0.305)

(0.137)	(0.297)	(0.320)	(0.339)	(0.359)	(0.305)

$4.340	$4.270	$4.110	$4.200	$3.980	$3.560

4.91%	11.34%	6.03%	14.45%	22.65%	1.11%

$215,225	$200,282	$185,843	$122,855	$59,831	$45,166
0.81%	0.81%	0.81%	0.81%	0.81%	0.85%
0.86%	0.86%	0.88%	0.90%	0.95%	1.07%
6.10%	6.63%	8.01%	7.90%	9.55%	10.22%
6.05%	6.58%	7.94%	7.81%	9.41%	10.00%
47%	88%	61%	115%	141%	89%

29

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2014 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions

30

to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2014.

31

Notes to financial statements

Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Jan. 31, 2014, the Fund earned $302 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to prevent that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.81% of the Fund’s average daily net assets from Nov. 27, 2013 through Nov. 28, 2014. This waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2014, the Fund was charged $15,856 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended Jan. 31, 2014, the amount charged by DSC was $72,453. Pursuant to a sub-transfer agent agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the

32

Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit Class B shares 12b-1 fees from Jan. 2, 2014 through Nov. 27, 2015 to no more than 0.25% of its average daily net assets. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2014, the Fund was charged $9,630 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees.

For the six months ended Jan. 31, 2014, DDLP earned $20,650 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2014, DDLP received gross CDSC commissions of $2,686 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Jan. 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$303,378,129
Sales	$291,004,787

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

33

Notes to financial statements

Delaware High-Yield Opportunities Fund

Cost of investments	$637,119,956

Aggregate unrealized appreciation	$30,760,950
Aggregate unrealized depreciation	(3,059,979)

Net unrealized appreciation	$27,700,971

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2013, if not utilized, will expire as follows: $36,320,419 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

34

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$539,207,433	$—	$539,207,433
Senior Secured Loans	—	69,194,190	—	69,194,190
Common Stock	19,669,166	—	—	19,669,166
Convertible Preferred Stock[1]	1,402,418	5,076,260	—	6,478,678
Preferred Stock[1]	4,935,800	3,988,660	—	8,924,460
Short-Term Investments	—	21,347,000	—	21,347,000

Total	$26,007,384	$638,813,543	$—	$664,820,927

[1]	Security type is valued across multiple levels . The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Fund. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

	Level 1	Level 2	Total
Convertible Preferred Stock	21.65%	78.35%	100.00%
Preferred Stock	55.31%	44.69%	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in the table.

During the six months ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

35

Notes to financial statements

Delaware High-Yield Opportunities Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 1/31/14	Year Ended 7/31/13
Shares sold:
Class A	9,238,394	23,531,258
Class B	32,908	12,796
Class C	2,732,795	7,829,884
Class R	1,187,769	2,323,708
Institutional Class	13,070,227	31,559,302

Shares issued upon reinvestment of dividends and distributions:
Class A	2,066,163	4,341,317
Class B	13,992	47,237
Class C	477,653	868,111
Class R	118,427	241,574
Institutional Class	1,499,364	3,024,352

	30,437,692	73,779,539

Shares redeemed:
Class A	(10,260,977)	(26,810,804)
Class B	(216,905)	(586,314)
Class C	(2,611,384)	(4,667,614)
Class R	(1,335,877)	(2,262,507)
Institutional Class	(11,905,181)	(32,898,698)

	(26,330,324)	(67,225,937)

Net increase	4,107,368	6,553,602

For the six months ended Jan. 31, 2014 and the year ended July 31, 2013, 47,813 Class B shares were converted to 47,836 Class A shares valued at $205,338 and 164,506 Class B shares were converted to 164,750 Class A shares valued at $704,709, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each

36

participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Jan. 31, 2014, or at any time during the year then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

37

Notes to financial statements

Delaware High-Yield Opportunities Fund

6. Offsetting (continued)

At Jan. 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$5,378,731	$—	$5,378,731
Bank of Montreal	896,455	—	896,455
Banque Paribas	15,071,814	—	15,071,814

Total	$21,347,000	$—	$21,347,000

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$ 5,378,731	$ (5,378,731)	$—	$—	$—	$—
Bank of Montreal	896,455	(896,455)	—	—	—	—
Banque Paribas	15,071,814	(15,071,814)	—	—	—	—

Total	$21,347,000	$(21,347,000)	$—	$—	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed

38

by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Fund had no securities on loan.

8. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will

39

Notes to financial statements

Delaware High-Yield Opportunities Fund

not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

40

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement

At a meeting held on August 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent and quality of service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the

41

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

privilege to combine holdings in other Delaware Investments® funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high current yield funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2013 and various initiatives

42

implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

43

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Secasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

44

Semiannual report

Fixed income mutual fund

Delaware Core Bond Fund

January 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2013 to Jan. 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

Delaware Core Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Annualized Expense Ratio	Expenses Paid During Period 8/1/13 to 1/31/14*

Actual Fund return†
Class A	$1,000.00	$1,013.90	0.90%	$4.57
Class C	1,000.00	1,010.00	1.65%	8.36
Class R	1,000.00	1,013.70	1.15%	5.84
Institutional Class	1,000.00	1,015.10	0.65%	3.30

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

Delaware Core Bond Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security Type / Sector	Percentage of Net Assets

Agency Asset-Backed Securities	0.10%

Agency Collateralized Mortgage Obligations	4.12%

Agency Mortgage-Backed Securities	24.11%

Commercial Mortgage-Backed Securities	1.14%

Corporate Bonds	34.52%
Banking	5.89%
Basic Industry	2.14%
Brokerage	0.68%
Capital Goods	0.49%
Communications	3.14%
Consumer Cyclical	2.36%
Consumer Non-Cyclical	1.74%
Electric	4.16%
Energy	2.08%
Financials	2.21%
Insurance	2.88%
Natural Gas	2.36%
Real Estate	1.77%
Technology	1.95%
Transportation	0.55%
Utilities	0.12%

Non-Agency Asset-Backed Securities	7.55%

Regional Bond	0.12%

Supranational Banks	0.51%

U.S. Treasury Obligations	20.94%

Preferred Stock	0.15%

Short-Term Investments	21.33%

Total Value of Securities	114.59%

Liabilities Net of Receivables and Other Assets	(14.59%)

Total Net Assets	100.00%

3

Schedule of investments

Delaware Core Bond Fund	January 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.10%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	11,004	$12,136
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	4,008	4,221
Series 2002-W11 AV1 0.498% 11/25/32 —	756	689

Total Agency Asset-Backed Securities (cost $15,668)		17,046

Agency Collateralized Mortgage Obligations – 4.12%

Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	25,758	28,450
Series 2006-105 ME 5.50% 11/25/36	235,000	260,831
Series 2010-35 AB 5.00% 11/25/49	37,160	40,094
Series 2010-116 Z 4.00% 10/25/40	39,983	42,021
Series 2011-134 PA 4.00% 9/25/40	24,952	26,058
Series 2012-19 HB 4.00% 1/25/42	50,586	52,519
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	13,177	14,103
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	21,522	24,140
Series 3027 DE 5.00% 9/15/25	27,766	30,475
Series 3656 PM 5.00% 4/15/40	10,000	10,879
Series 3800 AF 0.66% 2/15/41 —	67,085	67,394
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	54,220
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	20,000	20,867
Vendee Mortgage Trust
Series 2000-1 1A 6.497% 1/15/30 —	16,620	19,033

Total Agency Collateralized Mortgage Obligations (cost $687,568)		691,084

Agency Mortgage-Backed Securities – 24.11%

Fannie Mae
4.50% 5/1/41	11,567	12,291
5.50% 1/1/36	10,274	11,313
5.50% 8/1/37	9,221	10,171
Fannie Mae ARM
2.287% 12/1/33 —	12,327	12,897
2.301% 8/1/34 —	15,416	16,367
2.411% 5/1/43 —	11,183	11,010
2.546% 6/1/43 —	3,996	3,967
3.293% 9/1/43 —	13,909	14,270
Fannie Mae Relocation 30 yr
5.00% 1/1/34	592	641

4

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 15 yr
2.50% 7/1/27	2,287	$2,302
2.50% 2/1/28	54,035	54,383
2.50% 5/1/28	4,679	4,699
3.00% 11/1/27	3,543	3,663
3.50% 7/1/26	16,352	17,255
4.00% 11/1/25	100,296	107,493
4.50% 4/1/18	1,471	1,574
6.00% 12/1/20	1,755	1,846
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/29	530,000	531,656
3.00% 2/1/29	570,000	588,254
3.50% 2/1/29	370,000	390,003
Fannie Mae S.F. 20 yr
3.00% 8/1/33	5,851	5,889
3.50% 9/1/33	7,832	8,143
5.00% 11/1/23	1,173	1,281
5.50% 8/1/28	16,458	18,183
5.50% 12/1/29	2,088	2,306
6.00% 12/1/21	827	915
6.00% 9/1/29	7,523	8,388
Fannie Mae S.F. 30 yr
3.00% 7/1/42	24,650	23,992
3.00% 10/1/42	148,788	144,813
3.00% 12/1/42	25,924	25,232
3.00% 1/1/43	69,241	67,391
3.00% 4/1/43	32,570	31,700
4.00% 11/1/40	6,417	6,728
4.00% 1/1/41	31,046	32,544
4.00% 7/1/41	37,817	39,661
4.00% 3/1/42	11,625	12,186
4.00% 1/1/43	12,934	13,560
4.50% 7/1/36	4,892	5,250
4.50% 4/1/40	7,282	7,813
4.50% 11/1/40	14,672	15,744
4.50% 2/1/41	6,882	7,386
4.50% 3/1/41	33,087	35,507
4.50% 5/1/41	5,103	5,492
4.50% 10/1/41	19,893	21,342
4.50% 11/1/41	17,560	18,836
4.50% 9/1/43	13,369	14,353
5.00% 2/1/35	74,550	81,575
5.00% 10/1/35	4,869	5,318

5

Schedule of investments

Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 2/1/33	9,263	$10,232
5.50% 11/1/34	3,473	3,828
5.50% 2/1/35	8,908	9,959
5.50% 2/1/38	3,807	4,195
5.50% 9/1/38	11,325	12,470
6.00% 8/1/37	2,821	3,151
6.00% 9/1/37	1,670	1,855
6.00% 12/1/38	10,678	11,859
6.00% 9/1/39	59,144	65,465
7.50% 12/1/32	4,386	4,816
9.50% 4/1/18	319	351
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	306,000	297,489
3.50% 2/1/43	97,000	98,410
4.00% 3/1/42	45,000	46,990
4.00% 2/1/44	35,000	36,662
4.50% 3/1/44	452,000	483,428
Freddie Mac
4.50% 1/1/41	21,729	23,001
Freddie Mac ARM
2.35% 4/1/33 —	3,573	3,613
2.464% 4/1/34 —	2,260	2,394
2.499% 7/1/36 —	3,684	3,946
4.995% 8/1/38 —	89,369	93,287
Freddie Mac Relocation 15 yr
3.50% 10/1/18	860	875
Freddie Mac S.F. 15 yr
4.50% 8/1/24	10,494	11,332
5.00% 4/1/20	4,488	4,795
Freddie Mac S.F. 30 yr
3.00% 10/1/42	10,842	10,531
3.00% 11/1/42	14,935	14,509
4.00% 11/1/40	11,914	12,453
4.00% 12/1/40	4,230	4,423
4.00% 2/1/42	8,289	8,666
4.50% 10/1/39	20,180	21,608
4.50% 3/1/42	67,408	72,212
4.50% 10/1/43	5,772	6,216
5.50% 3/1/40	4,835	5,285
6.00% 8/1/38	64,523	71,752
Freddie Mac S.F. 30 yr TBA
5.50% 3/1/44	109,000	119,257

6

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

GNMA I S.F. 30 yr
7.50% 2/15/32	1,686	$2,014

Total Agency Mortgage-Backed Securities (cost $4,026,349)		4,040,912

Commercial Mortgage-Backed Securities – 1.14%

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40 —	25,000	26,473
Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44 t —	10,000	10,511
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.465% 2/15/39 —	6,309	6,432
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38 —	14,310	14,377
Series 2006-GG6 A4 5.553% 4/10/38 —	25,000	26,871
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5 A4 5.24% 12/15/44 —	15,000	15,971
Series 2006-LDP8 AM 5.44% 5/15/45	25,000	27,428
Series 2011-C5 A3 4.171% 8/15/46	20,000	21,269
Morgan Stanley Capital I
Series 2007-T27 A4 5.65% 6/11/42 —	20,000	22,534
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	20,000	19,187

Total Commercial Mortgage-Backed Securities (cost $181,995)		191,053

Corporate Bonds – 34.52%

Banking – 5.89%
Abbey National Treasury Services 3.05% 8/23/18	20,000	20,687
Bank of America
2.60% 1/15/19	15,000	15,103
4.125% 1/22/24	30,000	30,353
BB&T
5.20% 12/23/15	30,000	32,272
5.25% 11/1/19	101,000	114,651
City National 5.25% 9/15/20	30,000	33,005
Fifth Third Bancorp 4.30% 1/16/24	10,000	9,998
Goldman Sachs Group 2.625% 1/31/19	20,000	20,040
JPMorgan Chase
3.875% 2/1/24	45,000	45,015
6.75% 8/29/49 —	20,000	20,370
KeyCorp 2.30% 12/13/18	15,000	15,019
KFW 1.875% 4/1/19	25,000	25,154
Morgan Stanley
2.50% 1/24/19	10,000	9,985

7

Schedule of investments

Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Morgan Stanley
4.10% 5/22/23	50,000	$48,785
5.00% 11/24/25	25,000	25,420
Northern Trust 3.95% 10/30/25	45,000	45,247
PNC Financial Services Group 2.854% 11/9/22 f	140,000	133,675
Santander Holdings USA 4.625% 4/19/16	20,000	21,430
State Street 3.10% 5/15/23	15,000	14,218
SunTrust Banks 3.60% 4/15/16	20,000	21,110
SVB Financial Group 5.375% 9/15/20	50,000	56,379
US Bancorp
3.15% 3/4/15	55,000	56,669
3.70% 1/30/24	35,000	35,317
Wachovia 0.609% 10/15/16 —	20,000	19,936
Wells Fargo
3.00% 1/22/21	20,000	20,121
4.125% 8/15/23	20,000	19,991
Zions Bancorp 7.75% 9/23/14	75,000	77,825

		987,775

Basic Industry – 2.14%
Barrick Gold 4.10% 5/1/23	25,000	23,121
CF Industries 6.875% 5/1/18	75,000	87,748
FMC 4.10% 2/1/24	20,000	20,386
Georgia-Pacific 8.00% 1/15/24	45,000	59,470
International Paper
6.00% 11/15/41	15,000	17,099
7.50% 8/15/21	10,000	12,581
Lubrizol 5.50% 10/1/14	15,000	15,507
Mosaic 5.625% 11/15/43	15,000	15,453
Packaging Corp. of America 4.50% 11/1/23	15,000	15,490
Plains Exploration & Production 6.50% 11/15/20	15,000	16,519
Rio Tinto Finance U.S.A. 3.50% 11/2/20	25,000	25,662
Rock-Tenn
3.50% 3/1/20	15,000	15,237
4.00% 3/1/23	5,000	4,985
Teck Resources 3.75% 2/1/23	15,000	14,271
Weyerhaeuser 4.625% 9/15/23	15,000	15,631

		359,160

Brokerage – 0.68%
Jefferies Group
5.125% 1/20/23	20,000	20,777
5.875% 6/8/14	10,000	10,183
6.45% 6/8/27	15,000	15,990

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Brokerage (continued)
Jefferies Group
6.50% 1/20/43	10,000	$10,402
Lazard Group 6.85% 6/15/17	50,000	57,359

		114,711

Capital Goods – 0.49%
Crane
2.75% 12/15/18	10,000	10,154
4.45% 12/15/23	10,000	10,283
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19 #	15,000	15,113
144A 4.25% 6/15/23 #	40,000	40,802
URS 3.85% 4/1/17	5,000	5,172

		81,524

Communications – 3.14%
American Tower 5.00% 2/15/24	10,000	10,548
American Tower Trust I
144A 1.551% 3/15/43 #	10,000	9,833
144A 3.07% 3/15/23 #	30,000	28,926
AT&T
2.375% 11/27/18	10,000	10,092
4.30% 12/15/42	15,000	12,995
CC Holdings GS V 3.849% 4/15/23	10,000	9,645
Crown Castle Towers 144A 4.883% 8/15/20 #	85,000	92,672
Interpublic Group 3.75% 2/15/23	15,000	14,507
Orange
2.75% 2/6/19	25,000	25,127
5.50% 2/6/44	10,000	10,192
Qwest 6.75% 12/1/21	15,000	16,773
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	24,750
SES 144A 3.60% 4/4/23 #	50,000	48,779
Telefonica Emisiones 6.421% 6/20/16	85,000	94,913
Verizon Communications
5.15% 9/15/23	85,000	92,586
6.40% 9/15/33	20,000	23,503

		525,841

Consumer Cyclical – 2.36%
CVS Caremark 4.00% 12/5/23	30,000	30,767
Historic TW 6.875% 6/15/18	85,000	101,546
Home Depot 3.75% 2/15/24	15,000	15,383
Host Hotels & Resorts
3.75% 10/15/23	15,000	14,385
5.25% 3/15/22	35,000	37,510

9

Schedule of investments

Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
International Game Technology 5.35% 10/15/23	55,000	$58,255
Marriott International 3.375% 10/15/20	15,000	15,133
QVC 4.375% 3/15/23	50,000	48,227
TRW Automotive 144A 4.45% 12/1/23 #	15,000	14,588
Wyndham Worldwide 4.25% 3/1/22	50,000	50,529
Yum Brands 3.875% 11/1/23	10,000	9,971

		396,294

Consumer Non-Cyclical – 1.74%
Anheuser-Busch InBev Finance 3.70% 2/1/24	25,000	25,438
Boston Scientific
2.65% 10/1/18	10,000	10,184
6.00% 1/15/20	25,000	29,082
CareFusion 6.375% 8/1/19	30,000	34,774
Celgene 3.95% 10/15/20	35,000	37,151
Kroger 3.30% 1/15/21	55,000	55,294
Thermo Fisher Scientific 4.15% 2/1/24	5,000	5,093
Yale University 2.90% 10/15/14	10,000	10,188
Zimmer Holdings 4.625% 11/30/19	75,000	83,529

		290,733

Electric – 4.16%
American Transmission Systems 144A 5.25% 1/15/22 #	10,000	10,850
CenterPoint Energy 5.95% 2/1/17	20,000	22,589
Cleveland Electric Illuminating 5.50% 8/15/24	10,000	11,105
Electricite de France 144A 4.875% 1/22/44 #	55,000	53,694
Entergy Louisiana 4.05% 9/1/23	35,000	36,580
Exelon Generation 4.25% 6/15/22	55,000	54,271
Great Plains Energy
4.85% 6/1/21	15,000	16,156
5.292% 6/15/22	30,000	33,110
Integrys Energy Group 6.11% 12/1/66 •	40,000	40,376
LG&E & KU Energy
3.75% 11/15/20	25,000	26,045
4.375% 10/1/21	30,000	31,664
MidAmerican Energy Holdings 144A 3.75% 11/15/23 #	55,000	54,815
Narragansett Electric 144A 4.17% 12/10/42 #	10,000	9,318
National Rural Utilities Cooperative Finance
4.75% 4/30/43 •	30,000	28,275
NextEra Energy Capital Holdings
3.625% 6/15/23	10,000	9,732
6.35% 10/1/66 •	55,000	54,483
Pennsylvania Electric 5.20% 4/1/20	50,000	55,070
PPL Electric Utilities 3.00% 9/15/21	20,000	20,162

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Public Service of New Hampshire 3.50% 11/1/23	15,000	$15,135
Southwestern Electric Power 6.45% 1/15/19	45,000	52,734
Wisconsin Energy 6.25% 5/15/67 —	60,000	61,545

		697,709

Energy – 2.08%
Continental Resources 4.50% 4/15/23	35,000	35,905
Petrobras International Finance 5.375% 1/27/21	40,000	39,695
Petroleos Mexicanos
144A 3.125% 1/23/19 #	20,000	20,131
3.50% 1/30/23	20,000	18,135
Pride International 6.875% 8/15/20	80,000	96,872
Statoil 2.90% 11/8/20	15,000	15,164
Sunoco Logistics Partners Operations 3.45% 1/15/23	5,000	4,690
Talisman Energy 5.50% 5/15/42	50,000	49,018
Woodside Finance
144A 8.125% 3/1/14 #	30,000	30,166
144A 8.75% 3/1/19 #	30,000	38,366

		348,142

Financials – 2.21%
General Electric Capital
2.30% 1/14/19	255,000	257,840
4.375% 9/16/20	65,000	71,175
6.00% 8/7/19	35,000	41,399

		370,414

Insurance – 2.88%
Allstate 5.75% 8/15/53 —	20,000	20,298
American International Group 6.40% 12/15/20	75,000	89,362
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,663
Chubb 6.375% 3/29/67 —	35,000	38,762
Highmark
144A 4.75% 5/15/21 #	20,000	19,678
144A 6.125% 5/15/41 #	5,000	4,613
Liberty Mutual Group
144A 4.25% 6/15/23 #	30,000	29,837
144A 4.95% 5/1/22 #	5,000	5,305
MetLife 6.817% 8/15/18	110,000	132,713
Prudential Financial
5.625% 6/15/43 —	40,000	40,208
6.00% 12/1/17	40,000	46,410

		482,849

Natural Gas – 2.36%
El Paso Pipeline Partners Operating 6.50% 4/1/20	15,000	17,424

11

Schedule of investments

Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Natural Gas (continued)
Energy Transfer Partners
3.60% 2/1/23	25,000	$23,687
5.95% 10/1/43	30,000	31,061
9.70% 3/15/19	18,000	23,474
Enterprise Products Operating 7.034% 1/15/68 —	20,000	22,219
Kinder Morgan Energy Partners 9.00% 2/1/19	50,000	63,987
Nisource Finance 6.125% 3/1/22	50,000	57,487
Plains All American Pipeline 8.75% 5/1/19	45,000	58,184
Southerntural Gas 4.40% 6/15/21	20,000	21,076
TransCanada PipeLines 6.35% 5/15/67 —	55,000	56,800
Williams Partners 4.50% 11/15/23	20,000	20,314

		395,713

Real Estate – 1.77%
CBL & Associates 5.25% 12/1/23	15,000	15,477
Corporate Office Properties
3.60% 5/15/23	20,000	18,573
5.25% 2/15/24	10,000	10,507
CubeSmart 4.375% 12/15/23	5,000	5,056
Digital Realty Trust
5.25% 3/15/21	40,000	41,706
5.875% 2/1/20	35,000	38,539
Duke Realty 3.625% 4/15/23	20,000	18,851
Liberty Property 4.40% 2/15/24	15,000	15,070
Mid-America Apartments 4.30% 10/15/23	30,000	29,902
Prologis 3.35% 2/1/21	10,000	9,895
Regency Centers
4.80% 4/15/21	15,000	16,003
5.875% 6/15/17	14,000	15,650
WEA Finance 144A 4.625% 5/10/21 #	35,000	37,549
Weingarten Realty Investors 3.50% 4/15/23	25,000	23,528

		296,306

Technology – 1.95%
Broadridge Financial Solutions 3.95% 9/1/20	15,000	15,378
EMC 2.65% 6/1/20	20,000	20,044
Fidelity National Information Services 3.50% 4/15/23	35,000	32,863
Hewlett-Packard 1.182% 1/14/19 —	20,000	20,014
Microsoft 2.125% 11/15/22	30,000	27,765
National Semiconductor 6.60% 6/15/17	50,000	58,623
NetApp
2.00% 12/15/17	20,000	20,085
3.25% 12/15/22	15,000	13,964
Seagate HDD Cayman 144A 3.75% 11/15/18 #	20,000	20,450

12

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Total System Services
2.375% 6/1/18	5,000	$4,982
3.75% 6/1/23	30,000	28,541
Xerox 6.35% 5/15/18	55,000	64,117

		326,826

Transportation – 0.55%
Burlington Northern Santa Fe 5.15% 9/1/43	20,000	21,158
ERAC USA Finance 144A 4.50% 8/16/21 #	30,000	31,990
Norfolk Southern 4.80% 8/15/43	15,000	15,214
United Parcel Service 5.125% 4/1/19	20,000	23,087

		91,449

Utilities – 0.12%
American Water Capital 3.85% 3/1/24	20,000	20,097

		20,097

Total Corporate Bonds (cost $5,597,997)		5,785,543

Non-Agency Asset-Backed Securities – 7.55%

American Express Credit Account Master Trust
Series 2013-1 A 0.58% 2/16/21 —	100,000	100,339
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.21% 11/15/19 —	200,000	198,508
Chase Issuance Trust
Series 2007-A5 A5 0.20% 3/15/19 —	100,000	99,281
Series 2012-A9 A9 0.31% 10/16/17 —	115,000	114,919
Series 2013-A3 A3 0.44% 4/15/20 —	105,000	104,520
Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.357% 5/22/17 —	275,000	278,684
Series 2013-A2 A2 0.438% 5/26/20 —	100,000	99,786
John Deere Owner Trust
Series 2011-A A4 1.96% 4/16/18	35,000	35,199
Mercedes-Benz Auto Lease Trust
Series 2013-A A4 0.72% 12/17/18	25,000	25,024
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	22,301	23,790
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	30,000	29,988
Volkswagen Credit Auto Master Owner Trust
Series 2011-1A Note 144A 0.837% 9/20/16 #—	120,000	120,681
World Omni Automobile Lease Securitization Trust
Series 2012-A A3 0.93% 11/16/15	35,000	35,088

Total Non-Agency Asset-Backed Securities (cost $1,266,119)		1,265,807

13

Schedule of investments

Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)

Regional Bond – 0.12%Δ

Canada – 0.12%
Province of Ontario Canada 2.00% 1/30/19	20,000	$20,106

Total Regional Bond (cost $19,989)		20,106

Supranational Banks – 0.51%

European Investment Bank
1.875% 3/15/19	25,000	25,083
3.25% 1/29/24	30,000	30,362
Inter-American Development Bank 4.375% 1/24/44	10,000	10,276
International Bank for Reconstruction & Development
1.875% 3/15/19	20,000	20,132

Total Supranational Banks (cost $84,595)		85,853

U.S. Treasury Obligations – 20.94%

U.S. Treasury Bonds
3.625% 8/15/43	915,000	915,285
3.75% 11/15/43	10,000	10,234
U.S. Treasury Notes
1.50% 12/31/18	385,000	385,286
1.50% 1/31/19	395,000	394,830
2.75% 11/15/23	1,790,000	1,803,146

Total U.S. Treasury Obligations (cost $3,452,893)		3,508,781

Preferred Stock – 0.15%

Alabama Power 5.625%	825	19,033
Integrys Energy Group 6.00% •	250	6,098

Total Preferred Stock (cost $26,339)		25,131

Short-Term Investments – 21.33%

Repurchase Agreements – 14.92%
Bank of America Merrill Lynch
0.01%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $630,169 (collateralized by U.S. government obligations 0.00%-1.25% 5/8/14-11/30/18; market value $642,772)	630,168	630,168
Bank of Montreal
0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $105,028 (collateralized by U.S. government obligations 0.25%-2.75% 4/30/14-11/15/23; market value $107,129)	105,028	105,028

14

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas
0.02%, dated 1/31/14, to be repurchased on 2/3/14, repurchase price $1,765,806 (collateralized by U.S. government obligations 0.25%-2.375% 3/31/14- 12/31/20; market value $1,801,120)	1,765,804	$1,765,804

		2,501,000

U.S. Treasury Obligations - 6.41%≠
U.S. Treasury Bills
0.057% 4/24/14	816,082	816,034
0.093% 11/13/14	257,651	257,507

		1,073,541

Total Short-Term Investments (cost $3,574,437)		3,574,541

Total Value of Securities – 114.59% (cost $18,933,949)		$19,205,857

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $762,906, which represents 4.55% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2014.

15

Schedule of investments

Delaware Core Bond Fund

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

GNMA – Government National Mortgage Association

NCUA – National Credit Union Administration

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

yr – Year

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities

Delaware Core Bond Fund	January 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$15,631,316
Short-term investments, at value[2]	3,574,541
Receivable from investment manager	11,099
Cash	2,664
Receivables for securities sold	2,148,025
Dividends and interest receivable	105,475

Total assets	21,473,120

Liabilities:
Payable for securities purchased	4,679,631
Income distribution payable	8,468
Payable for fund shares redeemed	5,986
Other accrued expenses	10,429
Investment management fees payable	7,035
Distribution fees payable to affiliates	1,048
Other affiliates payable	462
Trustees’ fees and expenses payable	51

Total liabilities	4,713,110

Total Net Assets	$16,760,010

Net Assets Consist of:
Paid-in capital	$17,165,156
Distributions in excess of net investment income	(283,980)
Accumulated net realized loss on investments	(393,097)
Net unrealized appreciation of investments	271,931

Total Net Assets	$16,760,010

[1]Investments, at cost	$15,359,512
[2]Short-term investments, at cost	3,574,437

Class A:
Net assets	$2,685,222
Shares of beneficial interest outstanding, unlimited authorization, no par	261,625
Net asset value per share	$10.26
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$10.74

17

Statement of assets and liabilities

Delaware Core Bond Fund

Class C:
Net assets	$556,020
Shares of beneficial interest outstanding, unlimited authorization, no par	53,971
Net asset value per share	$10.30

Class R:
Net assets	$2,366
Shares of beneficial interest outstanding, unlimited authorization, no par	230
Net asset value per share	$10.29

Institutional Class:
Net assets	$13,516,402
Shares of beneficial interest outstanding, unlimited authorization, no par	1,306,069
Net asset value per share	$10.35

See accompanying notes, which are an integral part of the financial statements.

18

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Statement of operations

Delaware Core Bond Fund	Six months ended January 31, 2014 (Unaudited)

Investment Income:
Interest	$190,359
Dividends	1,438

191,797

Expenses:
Management fees	42,644
Distribution expenses – Class A	3,658
Distribution expenses – Class C	3,091
Distribution expenses – Class R	6
Registration fees	29,751
Audit and tax	18,958
Reports and statements to shareholders	7,824
Pricing fees	6,467
Dividend disbursing and transfer agent fees and expenses	5,104
Accounting and administration expenses	3,236
Custodian fees	2,231
Legal fees	659
Trustees’ expenses	438
Other	4,863

128,930
Less expenses waived or absorbed	(66,669)
Less waived distribution expenses – Class A	(239)
Less expense paid indirectly	(5)

Total operating expenses	62,017

Net Investment Income	129,780

Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(128,936)
Futures contracts	(29,430)

Net realized loss	(158,366)

Net change in unrealized appreciation (depreciation) of:
Investments	289,528
Futures contracts	23

Net change in unrealized appreciation (depreciation)	289,551

Net Realized and Unrealized Gain	131,185

Net Increase in Net Assets Resulting from Operations	$260,965

See accompanying notes, which are an integral part of the financial statements.

20

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Statements of changes in net assets

Delaware Core Bond Fund

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$129,780	$264,679
Net realized loss	(158,366)	(18,367)
Net change in unrealized appreciation (depreciation)	289,551	(855,399)

Net increase (decrease) in net assets resulting from operations	260,965	(609,087)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(34,262)	(50,107)
Class C	(5,456)	(9,892)
Class R	(27)	(32)
Institutional Class	(187,918)	(397,291)

Net realized gain:
Class A	—	(105,982)
Class C	—	(46,744)
Class R	—	(79)
Institutional Class	—	(732,994)

	(227,663)	(1,343,121)

Capital Share Transactions:
Proceeds from shares sold:
Class A	316,760	1,863,974
Class C	22,647	754,234
Class R	90	—
Institutional Class	1,503,780	7,940,608

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	32,607	153,555
Class C	4,525	48,107
Class R	27	111
Institutional Class	184,857	1,069,642

	2,065,293	11,830,231

22

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	(683,376)	(1,756,938)
Class C	(172,939)	(1,489,083)
Class R	(90)	—
Institutional Class	(2,201,160)	(18,356,165)

	(3,057,565)	(21,602,186)

Decrease in net assets derived from capital share transactions	(992,272)	(9,771,955)

Net Decrease in Net Assets	(958,970)	(11,724,163)

Net Assets:
Beginning of period	17,718,980	29,443,143

End of period	$16,760,010	$17,718,980

Distributions in excess of net investment income	$(283,980)	$(8,420)

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights

Delaware Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Effective Sept. 30, 2009, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio (the Portfolio). The Class A shares’ financial highlights for the periods prior to Sept. 30, 2009 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by the Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the distributor and/or manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six Months Ended 1/31/14[1] (Unaudited)	Year ended			11/1/09 to 7/31/10[2]	Year ended
	7/31/13	7/31/12	7/31/11		10/31/09[3]	10/31/08[3]

$10.250	$11.150	$10.890	$10.750	$10.370	$9.200	$9.880

0.069	0.091	0.140	0.199	0.159	0.445	0.460
0.072	(0.454)	0.707	0.274	0.434	1.195	(0.643)

0.141	(0.363)	0.847	0.473	0.593	1.640	(0.183)

(0.131)	(0.171)	(0.205)	(0.249)	(0.213)	(0.470)	(0.497)
—	(0.366)	(0.382)	(0.084)	—	—	—

(0.131)	(0.537)	(0.587)	(0.333)	(0.213)	(0.470)	(0.497)

$10.260	$10.250	$11.150	$10.890	$10.750	$10.370	$9.200

1.39%	(3.42% )	8.03%	4.49%	5.89%	18.29%	(2.07% )

$ 2,685	$3,018	$3,021	$4,348	$4,022	$6,346	$6,757
0.90%	0.90%	0.90%	0.90%	0.90%	0.70%	0.39%

1.70%	1.44%	1.34%	1.46%	2.25%	1.60%	1.12%
1.35%	0.85%	1.27%	1.86%	2.04%	4.35%	4.66%

0.55%	0.31%	0.83%	1.30%	0.69%	3.45%	3.93%
199%	537%	517%	503%	528%	346%	391%

25

Financial highlights

Delaware Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 1/31/14 (Unaudited)[1]	Year ended			11/1/09 to 7/31/10[2]	9/30/09[3] to 10/31/09
	7/31/13	7/31/12	7/31/11

$10.290	$11.190	$10.930	$10.790	$10.370	$10.310

0.031	0.010	0.058	0.120	0.103	0.030
0.071	(0.453)	0.707	0.273	0.469	0.059

0.102	(0.443)	0.765	0.393	0.572	0.089

(0.092)	(0.091)	(0.123)	(0.169)	(0.152)	(0.029)
—	(0.366)	(0.382)	(0.084)	—	—

(0.092)	(0.457)	(0.505)	(0.253)	(0.152)	(0.029)

$10.300	$10.290	$11.190	$10.930	$10.790	$10.370

1.00%	(4.12% )	7.20%	3.70%	5.67%	0.86%

$ 556	$702	$1,483	$347	$145	$2
1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

2.43%	2.14%	2.04%	2.16%	2.95%	5.32%
0.60%	0.10%	0.52%	1.11%	1.29%	3.33%

(0.18%)	(0.39% )	0.13%	0.60%	(0.01% )	(0.34% )
199%	537%	517%	503%	528%	346%[6]

27

Financial highlights

Delaware Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Includes adjustments from the period ending July 31, 2010 in the amount of $13 (or $0.063 per share) which impacted total return by -0.59%. The adjustment is to correct a misallocation of distributions among share classes, which had no impact on distribution amounts reported and paid to shareholders.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[7]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended 1/31/14 (Unaudited)[1]	Year ended			11/1/09 to 7/31/10[2]	9/30/09[3] to 10/31/09
	7/31/13	7/31/12	7/31/11

$10.270	$11.170	$10.920	$10.830	$10.370	$10.310

0.056	0.064	0.113	0.174	0.141	0.035
0.083	(0.457)	0.700	0.226[5]	0.510	0.059

0.139	(0.393)	0.813	0.400[5]	0.651	0.094

(0.119)	(0.141)	(0.181)	(0.226)	(0.191)	(0.034)
—	(0.366)	(0.382)	(0.084)	—	—

(0.119)	(0.507)	(0.563)	(0.310)	(0.191)	(0.034)

$10.290	$10.270	$11.170	$10.920[5]	$10.830	$10.370

1.37%	(3.68% )	7.68%	3.76%[5]	6.44%	0.90%

$ 2	$2	$2	$2	$2	$2
1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
1.96%	1.74%	1.64%	1.76%	2.55%	4.92%
1.10%	0.60%	1.02%	1.61%	1.79%	3.83%
0.29%	0.01%	0.53%	1.00%	0.39%	0.06%
199%	537%	517%	503%	528%	346%[7]

29

Financial highlights

Delaware Core Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended 1/31/14 (Unaudited)[1]	Year ended			11/1/09 to 7/31/10[2]	9/30/09[3] to 10/31/09
	7/31/13	7/31/12	7/31/11

$10.340	$11.240	$10.980	$10.830	$10.370	$10.310

0.083	0.119	0.168	0.227	0.181	0.039
0.071	(0.453)	0.708	0.285	0.512	0.060

0.154	(0.334)	0.876	0.512	0.693	0.099

(0.144)	(0.200)	(0.234)	(0.278)	(0.233)	(0.039)
—	(0.366)	(0.382)	(0.084)	—	—

(0.144)	(0.566)	(0.616)	(0.362)	(0.233)	(0.039)

$10.350	$10.340	$11.240	$10.980	$10.830	$10.370

1.51%	(3.13% )	8.25%	4.83%	6.76%	0.96%

$13,517	$13,997	$24,937	$21,350	$15,895	$2
0.65%	0.65%	0.65%	0.65%	0.65%	0.65%

1.43%	1.14%	1.04%	1.16%	1.95%	4.32%
1.60%	1.10%	1.52%	2.11%	2.29%	4.33%

0.82%	0.61%	1.13%	1.60%	0.99%	0.66%
199%	537%	517%	503%	528%	346%[6]

31

Notes to financial statements

Delaware Core Bond Fund	January 31, 2014 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Core Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of

32

being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays

33

Notes to financial statements

Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Jan. 31, 2014, the Fund earned $5 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and pay/reimburse the Fund to the extent necessary to prevent the annual operating expenses, (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.65% of the Fund’s average daily net assets from Nov. 27, 2013 through Nov. 28, 2014. This waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2014, the Fund was charged $412 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30

34

billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended Jan. 31, 2014, the amount charged by DSC was $1,885. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2014, the Fund was charged $247 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended Jan. 31, 2014, DDLP earned $334 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2014, DDLP received gross CDSC commissions of $38 on redemptions of Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Jan. 31, 2014, the Fund made purchases of $17,659,850 and sales of $23,628,414 of investment securities other than U.S. government securities and short-term investments. For the six months ended Jan. 31, 2014, the Fund made purchases of $14,363,830 and sales of $9,829,508 of long-term U.S. government securities.

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$18,938,677

Aggregate unrealized appreciation	$357,740
Aggregate unrealized depreciation	(90,560)

Net unrealized appreciation	$267,180

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or

35

Notes to financial statements

Delaware Core Bond Fund

3. Investments (continued)

unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’ s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$6,205,902	$6,205,902
Corporate Debt[1]	—	5,785,543	5,785,543
Foreign Debt	—	105,959	105,959
Preferred Stock	25,131	—	25,131
Short-Term Investments	—	3,574,541	3,574,541
U.S. Treasury Obligations	—	3,508,781	3,508,781

Total	$25,131	$19,180,726	$19,205,857

36

During the six months ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 1/31/14	Year Ended 7/31/13
Shares sold:
Class A	31,143	172,416
Class C	2,209	68,139
Class R	9	—
Institutional Class	146,903	717,255

Shares issued upon reinvestment of dividends and distributions:
Class A	3,202	14,294
Class C	443	4,457
Class R	3	10
Institutional Class	17,997	98,630

	201,909	1,075,201

Shares redeemed:
Class A	(67,100)	(163,339)
Class C	(16,910)	(136,919)
Class R	(9)	—
Institutional Class	(212,810)	(1,681,006)

	(296,829)	(1,981,264)

Net decrease	(94,920)	(906,063)

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above

37

Notes to financial statements

Delaware Core Bond Fund

5. Line of Credit (continued)

and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Jan. 31, 2014, or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invested in futures contracts during the period to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an

38

option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. During the six months ended Jan. 31, 2014, there were no option contracts written.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2014.

	Long Derivative Volume		Short Derivative Volume
Futures contracts (average notional value)	USD	—	USD 1,243,045

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or in solvency of the counterparty. However, bankruptcy or in solvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, in solvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At Jan. 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

39

Notes to financial statements

Delaware Core Bond Fund

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty		Gross Value of Derivative Asset		Gross Value of Derivative Liability		Net Position
Bank of America Merrill Lynch		$ 630,168		$—		$630,168
Banque of Montreal		105,028		—		105,028
Banque Paribas		1,765,804		—		1,765,804

Total		$2,501,000		$—		$2,501,000

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$630,168	$(630,168)	$—	$—	$—	$—
Banque of Montreal	105,028	(105,028)	—	—	—	—
Banque Paribas	1,765,804	(1,765,804)	—	—	—	—

Total	$2,501,000	$(2,501,000)	$—	$—	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can

40

also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of

41

Notes to financial statements

Delaware Core Bond Fund

9. Credit and Market Risk (continued)

principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities maybe more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Core Bond Fund

Board consideration of Delaware Core Bond Fund investment advisory agreement

At a meeting held on Aug. 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Core Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent and quality of service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the

43

Other Fund information (Unaudited)

Delaware Core Bond Fund

privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance. The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the third quartile and the Fund’s total return for the ten-year period was in the second quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s short and intermediate term performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund short and intermediate term performance and thereby, to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses. The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense

44

Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

45

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

46

Semiannual report

Fixed income mutual fund

Delaware Diversified Floating Rate Fund

January 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2013 to Jan. 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2013 to January 31, 2014 (Unaudited)

Delaware Diversified Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Annualized Expense Ratio	Expenses Paid During Period 8/1/13 to 1/31/14*
Actual Fund return†
Class A	$1,000.00	$1,012.70	0.94%	$4.77
Class C	1,000.00	1,007.70	1.69%	8.55
Class R	1,000.00	1,010.20	1.19%	6.03
Institutional Class	1,000.00	1,012.80	0.69%	3.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

*	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation

Delaware Diversified Floating Rate Fund	As of January 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security Type / Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.19%
Agency Mortgage-Backed Security	0.00%
Convertible Bonds	0.45%
Corporate Bonds	57.77%
Advertising	0.08%
Aerospace/Defense	0.69%
Auto Manufacturers	1.83%
Auto Parts & Equipment	0.13%
Banking	11.79%
Beverages	3.10%
Biotechnology	0.18%
Building Materials	0.31%
Chemicals	0.26%
Commercial Services	0.51%
Computers	2.78%
Diversified Financial Services	4.65%
Electric	3.74%
Electronics	0.19%
Engineering & Construction	0.09%
Entertainment	0.21%
Food	3.07%
Forest Products & Paper	0.37%
Gas	0.03%
Healthcare	0.62%
Household Products/Wares	0.48%
Insurance	2.66%
Internet	0.29%
Iron/Steel	0.32%
Leisure Time	0.06%
Lodging	0.13%
Media	0.90%
Mining	0.59%
Miscellaneous Manufacturing	0.43%
Natural Gas	0.04%
Oil & Gas	4.95%
Packaging & Containers	0.34%
Pharmaceuticals	1.90%

3

Security type/sector allocation

Delaware Diversified Floating Rate Fund

Security Type / Sector	Percentage of Net Assets
Pipelines	2.04%
Real Estate	1.51%
Retail	0.51%
Software	1.13%
Telecommunications	3.24%
Transportation	1.50%
Water	0.12%
Municipal Bonds	1.04%
Non-Agency Asset-Backed Securities	4.62%
Non-Agency Collateralized Mortgage Obligation	0.11%
Senior Secured Loans	33.29%
Sovereign Bonds	0.40%
Supranational Bank	0.17%
U.S. Treasury Obligation	0.08%
Convertible Preferred Stock	0.02%
Preferred Stock	0.22%
Short-Term Investments	1.20%
Total Value of Securities	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

4

Schedule of investments
Delaware Diversified Floating Rate Fund	January 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 0.19%

Fannie Mae REMICs
Series 2004-36 FA 0.558% 5/25/34 —	65,303	$65,083
Series 2005-66 FD 0.458% 7/25/35 —	76,559	76,447
Series 2005-106 QF 0.668% 12/25/35 —	454,493	456,745
Series 2006-105 FB 0.578% 11/25/36 —	66,304	66,383
Series 2007-109 NF 0.708% 12/25/37 —	33,494	33,785
Freddie Mac REMICs
Series 3067 FA 0.51% 11/15/35 —	136,415	136,245
Series 3239 EF 0.51% 11/15/36 —	118,375	118,209
Series 3241 FM 0.54% 11/15/36 —	12,641	12,646
Series 3780 LF 0.56% 3/15/29 —	21,194	21,219

Total Agency Collateralized Mortgage Obligations (cost $981,078)		986,762

Agency Mortgage-Backed Security – 0.00%

Freddie Mac ARM
2.383% 2/1/35 —	21,340	22,631

Total Agency Mortgage-Backed Security (cost $22,540)		22,631

Convertible Bonds – 0.45%

ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	454,000	448,892
Headwaters 2.50% exercise price $29.48, expiration date 2/1/14	33,000	33,000
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	310,000	390,019
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	115,000	161,647
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	13,000	44,541
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	285,000	283,931
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	235,250
SanDisk 1.50% exercise price $52.00, expiration date 8/11/17	289,000	423,927
Steel Dynamics 5.125% exercise price $17.14, expiration date 6/15/14	18,000	19,181
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	166,000	166,519
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	83,000	86,372

Total Convertible Bonds (cost $2,022,630)		2,293,279

5

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds – 57.77%

Advertising – 0.08%
Interpublic Group 3.75% 2/15/23	445,000	$430,378

		430,378

Aerospace/Defense – 0.69%
Rockwell Collins 0.593% 12/15/16 —	3,520,000	3,522,506

		3,522,506

Auto Manufacturers – 1.83%
Daimler Finance North America
144A 0.842% 1/9/15 #—	1,545,000	1,550,902
144A 1.098% 8/1/18 #—	710,000	714,518
144A 2.25% 7/31/19 #	900,000	897,155
General Motors 144A 3.50% 10/2/18 #	450,000	461,812
Toyota Motor Credit 2.00% 10/24/18	1,945,000	1,962,359
Volkswagen International Finance 144A 0.675% 11/18/16 #—	3,745,000	3,756,902

		9,343,648

Auto Parts & Equipment – 0.13%
Delphi 6.125% 5/15/21	265,000	293,488
TRW Automotive 144A 4.45% 12/1/23 #	380,000	369,550

		663,038

Banking – 11.79%
Australia & New Zealand Banking Group 144A 0.62% 1/10/17 #—	2,250,000	2,250,338
Banco de Costa Rica 144A 5.25% 8/12/18 #	600,000	597,000
Banco Nacional de Costa Rica 144A 4.875% 11/1/18 #	330,000	322,905
Banco Santander Mexico 144A 5.95% 1/30/24 #—	375,000	382,031
Bancolombia 5.95% 6/3/21	290,000	303,775
Bank of America
0.502% 10/14/16 —	575,000	570,217
0.709% 11/14/16 —	3,400,000	3,413,566
1.279% 1/15/19 —	2,175,000	2,194,353
2.60% 1/15/19	475,000	478,259
4.125% 1/22/24	740,000	748,697
Bank of Georgia 144A 7.75% 7/5/17 #	375,000	392,578
Bank of Montreal 0.759% 7/15/16 —	2,220,000	2,232,268
Barclays Bank 7.625% 11/21/22	400,000	426,000
BB&T 1.103% 6/15/18 —	2,086,000	2,116,931
BBVA Bancomer 144A 6.50% 3/10/21 #	395,000	426,106
Branch Banking & Trust
0.538% 5/23/17 —	1,405,000	1,389,815
0.564% 9/13/16 —	775,000	769,770
CoBank 144A 0.843% 6/15/22 #—	75,000	66,870
Credit Suisse 144A 6.50% 8/8/23 #	515,000	548,475

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Credit Suisse Group 144A 7.50% 12/11/49 #—	375,000	$395,160
Export-Import Bank of Korea 0.992% 1/14/17 —	2,250,000	2,262,100
Fifth Third Bancorp
0.647% 2/26/16 —	3,355,000	3,362,280
4.30% 1/16/24	355,000	354,926
Goldman Sachs Group 1.436% 4/30/18 —	1,410,000	1,426,720
HBOS 144A 6.75% 5/21/18 #	100,000	113,917
HBOS Capital Funding 144A 6.071% 6/29/49 #—	1,510,000	1,517,550
HSBC Bank
144A 0.881% 5/15/18 #—	1,400,000	1,407,963
144A 4.75% 1/19/21 #	410,000	454,173
ING Bank 144A 5.80% 9/25/23 #	910,000	954,379
JPMorgan Chase 6.75% 8/29/49 —	570,000	580,545
JPMorgan Chase Bank 0.574% 6/13/16 —	4,080,000	4,056,883
KeyCorp 2.30% 12/13/18	465,000	465,590
Morgan Stanley
1.087% 1/24/19 —	1,715,000	1,705,511
1.488% 2/25/16 —	930,000	943,001
1.519% 4/25/18 —	1,735,000	1,764,108
5.00% 11/24/25	735,000	747,360
National City Bank 0.612% 6/7/17 —	500,000	495,018
Northern Trust 3.95% 10/30/25	335,000	336,840
PNC Bank 3.80% 7/25/23	1,180,000	1,185,501
Rabobank 4.625% 12/1/23	560,000	568,107
RBS Capital Trust I 2.112% 12/29/49 —	350,000	341,250
Regions Financial 5.75% 6/15/15	140,000	148,504
Santander Holdings USA 3.45% 8/27/18	495,000	513,810
Santander UK 144A 5.00% 11/7/23 #	760,000	769,118
Sberbank 144A 4.95% 2/7/17 #	200,000	211,750
State Street 3.10% 5/15/23	465,000	440,756
SunTrust Bank 0.528% 8/24/15 —	985,000	977,668
Svenska Handelsbanken 0.696% 3/21/16 —	615,000	617,180
Toronto-Dominion Bank 0.786% 4/30/18 —	1,325,000	1,329,277
U.S. Bancorp 0.728% 11/15/18 —	4,340,000	4,371,686
USB Capital IX 3.50% 10/29/49 —	440,000	352,000
VEB Finance
144A 4.224% 11/21/18 #	465,000	460,931
144A 6.025% 7/5/22 #	200,000	202,500
Wells Fargo
0.767% 7/20/16 —	1,480,000	1,488,241
0.867% 4/23/18 —	2,600,000	2,619,133

7

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Zions Bancorp
4.50% 3/27/17	315,000	$335,846
4.50% 6/13/23	420,000	419,954

		60,327,190

Beverages – 3.10%
Anheuser-Busch InBev Finance
0.639% 2/1/19 —	2,615,000	2,614,375
3.70% 2/1/24	705,000	717,343
Coca-Cola Femsa 2.375% 11/26/18	500,000	503,924
Coca-Cola Icecek 144A 4.75% 10/1/18 #	510,000	516,656
Constellation Brands
3.75% 5/1/21	165,000	158,194
4.25% 5/1/23	110,000	104,225
Heineken 144A 1.40% 10/1/17 #	2,520,000	2,510,585
PepsiCo 0.447% 2/26/16 —	2,890,000	2,891,523
Pernod-Ricard
144A 2.95% 1/15/17 #	1,250,000	1,301,885
144A 5.75% 4/7/21 #	855,000	966,161
SABMiller Holdings
144A 0.928% 8/1/18 #—	1,630,000	1,639,703
144A 1.85% 1/15/15 #	1,900,000	1,922,067

		15,846,641

Biotechnology – 0.18%
Celgene 3.25% 8/15/22	950,000	930,499

		930,499

Building Materials – 0.31%
Cemex 144A 4.989% 10/15/18 #—	1,535,000	1,596,400

		1,596,400

Chemicals – 0.26%
CF Industries 7.125% 5/1/20	250,000	297,883
Dow Chemical 8.55% 5/15/19	140,000	180,331
FMC 4.10% 2/1/24	540,000	550,420
LyondellBasell Industries 5.75% 4/15/24	270,000	309,691

		1,338,325

Commercial Services – 0.51%
Avis Budget Car Rental 144A 2.988% 12/1/17 #—	965,000	973,444
Korea Expressway 144A 1.875% 10/22/17 #	200,000	198,830
Total System Services 2.375% 6/1/18	1,440,000	1,434,889

		2,607,163

Computers – 2.78%
Apple 0.488% 5/3/18 —	6,090,000	6,086,163
EMC 2.65% 6/1/20	130,000	130,286

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Computers (continued)
Hewlett-Packard
0.638% 5/30/14 —	75,000	$75,062
1.182% 1/14/19 —	5,170,000	5,173,743
International Business Machines
1.25% 2/6/17	1,000,000	1,009,595
1.625% 5/15/20	590,000	561,442
NetApp 3.25% 12/15/22	645,000	600,448
Seagate HDD Cayman 144A 3.75% 11/15/18 #	545,000	557,262

		14,194,001

Diversified Financial Services – 4.65%
American Honda Finance 144A 0.612% 5/26/16 #—	1,930,000	1,936,689
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	746,829
ERAC USA Finance
144A 4.50% 8/16/21 #	555,000	591,806
144A 5.25% 10/1/20 #	120,000	134,014
Ford Motor Credit 1.486% 5/9/16 —	2,800,000	2,847,376
General Electric Capital
0.616% 5/5/26 —	965,000	880,905
0.752% 1/14/19 —	2,050,000	2,053,491
1.243% 3/15/23 —	1,050,000	1,047,750
144A 3.80% 6/18/19 #	250,000	265,562
6.00% 8/7/19	215,000	254,310
7.125% 12/29/49 —	200,000	225,110
Hyundai Capital America 144A 4.00% 6/8/17 #	310,000	329,057
International Lease Finance 6.25% 5/15/19	360,000	392,400
Jefferies Group 5.125% 1/20/23	875,000	909,000
John Deere Capital 0.532% 10/11/16 —	2,390,000	2,396,111
Lazard Group 4.25% 11/14/20	1,405,000	1,451,579
MMC Finance 144A 5.55% 10/28/20 #	484,000	479,160
National Rural Utilities Cooperative Finance
0.488% 5/27/16 —	1,750,000	1,752,656
0.537% 11/23/16 —	2,500,000	2,505,202
4.75% 4/30/43 —	310,000	292,175
PACCAR Financial 0.842% 12/6/18 —	2,000,000	2,009,974
USB Realty 144A 1.386% 12/29/49 #—	300,000	273,000

		23,774,156

Electric – 3.74%
Ameren Illinois 9.75% 11/15/18	165,000	220,204
American Transmission Systems 144A 5.25% 1/15/22 #	1,210,000	1,312,835
Cleveland Electric Illuminating 5.50% 8/15/24	360,000	399,785
Commonwealth Edison 2.15% 1/15/19	1,000,000	1,006,943
Duke Energy Indiana 0.592% 7/11/16 —	2,350,000	2,352,129

9

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Electricite de France
144A 0.694% 1/20/17 #—	2,460,000	$2,463,279
144A 5.25% 1/29/49 #—	515,000	498,495
144A 5.625% 12/29/49 #—	1,480,000	1,443,370
Exelon Generation 4.25% 6/15/22	815,000	804,201
Great Plains Energy
4.85% 6/1/21	730,000	786,256
5.292% 6/15/22	270,000	297,986
Integrys Energy Group 6.11% 12/1/66 —	410,000	413,853
LG&E & KU Energy
3.75% 11/15/20	350,000	364,634
4.375% 10/1/21	300,000	316,642
National Fuel Gas 3.75% 3/1/23	410,000	399,490
NextEra Energy Capital Holdings
3.625% 6/15/23	180,000	175,167
6.35% 10/1/66 —	585,000	579,498
NiSource Finance 5.45% 9/15/20	2,055,000	2,340,070
NSTAR Electric 0.478% 5/17/16 —	850,000	849,334
NV Energy 6.25% 11/15/20	390,000	462,935
Pennsylvania Electric 5.20% 4/1/20	625,000	688,380
PPL Capital Funding 6.70% 3/30/67 —	115,000	116,232
Public Service of New Hampshire 3.50% 11/1/23	390,000	393,498
SCANA 4.125% 2/1/22	305,000	304,675
Wisconsin Energy 6.25% 5/15/67 —	155,000	158,992

		19,148,883

Electronics – 0.19%
National Semiconductor 6.60% 6/15/17	310,000	363,462
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	500,745
Thermo Fisher Scientific 4.15% 2/1/24	115,000	117,149

		981,356

Engineering & Construction – 0.09%
OAS Investments 144A 8.25% 10/19/19 #	405,000	391,331
URS 3.85% 4/1/17	85,000	87,922

		479,253

Entertainment – 0.21%
International Game Technology 5.35% 10/15/23	1,025,000	1,085,652

		1,085,652

Food – 3.07%
ARAMARK 144A 5.75% 3/15/20 #	1,300,000	1,355,250
BFF International 144A 7.25% 1/28/20 #	100,000	110,000
BRF 144A 5.875% 6/6/22 #	200,000	198,500
Campbell Soup 0.538% 8/1/14 —	1,030,000	1,030,981

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Food (continued)
Cosan Luxembourg 144A 5.00% 3/14/23 #	400,000	$342,000
General Mills
0.435% 1/28/16 —	1,780,000	1,781,241
0.536% 1/29/16 —	770,000	770,684
JBS Investments 144A 7.75% 10/28/20 #	560,000	576,800
Kellogg 0.469% 2/13/15 —	3,620,000	3,624,663
Kroger
0.804% 10/17/16 —	5,200,000	5,214,617
3.30% 1/15/21	490,000	492,622
Want Want China Finance 144A 1.875% 5/14/18 #	200,000	192,492

		15,689,850

Forest Products & Paper – 0.37%
Georgia-Pacific 8.00% 1/15/24	400,000	528,624
International Paper 7.50% 8/15/21	1,070,000	1,346,171

		1,874,795

Gas – 0.03%
CenterPoint Energy 6.50% 5/1/18	150,000	176,350

		176,350

Healthcare – 0.62%
Boston Scientific
2.65% 10/1/18	285,000	290,237
6.00% 1/15/20	685,000	796,854
CareFusion 6.375% 8/1/19	825,000	956,272
Quest Diagnostics 1.098% 3/24/14 —	1,115,000	1,115,904

		3,159,267

Household Products/Wares – 0.48%
Kimberly-Clark 0.361% 5/15/16 —	950,000	950,985
Reynolds Group Issuer 8.25% 2/15/21	1,405,000	1,499,838

		2,450,823

Insurance – 2.66%
American International Group 8.25% 8/15/18	700,000	880,981
Berkshire Hathaway Finance 0.39% 1/10/17 —	2,250,000	2,250,340
Chubb 6.375% 3/29/67 —	260,000	287,950
ING U.S. 5.65% 5/15/53 —	485,000	465,842
Metropolitan Life Global Funding I
144A 0.769% 7/15/16 #—	4,350,000	4,376,152
144A 3.00% 1/10/23 #	420,000	402,734
Principal Life Global Funding II 144A 0.606% 5/27/16 #—	1,530,000	1,533,375
Prudential Financial
1.021% 8/15/18 —	2,800,000	2,813,042
5.625% 6/15/43 —	365,000	366,898
XL Group 6.50% 12/29/49 —	255,000	251,175

11

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)

		13,628,489

Internet – 0.29%
Amazon.com 2.50% 11/29/22	755,000	702,454
Baidu 3.25% 8/6/18	785,000	795,612

		1,498,066

Iron/Steel – 0.32%
Metalloinvest Finance
144A 5.625% 4/17/20 #	600,000	579,000
144A 6.50% 7/21/16 #	755,000	788,975
Samarco Mineracao 144A 5.75% 10/24/23 #	260,000	251,550

		1,619,525

Leisure Time – 0.06%
Carnival 1.20% 2/5/16	305,000	306,298

		306,298

Lodging – 0.13%
Marriott International 3.375% 10/15/20	395,000	398,494
Wyndham Worldwide 3.90% 3/1/23	290,000	284,757

		683,251

Media – 0.90%
Historic TW 6.875% 6/15/18	400,000	477,864
Myriad International Holdings
144A 6.00% 7/18/20 #	410,000	432,550
144A 6.375% 7/28/17 #	200,000	221,500
NBCUniversal Enterprise 144A 0.924% 4/15/18 #—	2,910,000	2,917,383
Time Warner Cable
5.85% 5/1/17	360,000	395,687
8.25% 4/1/19	125,000	147,973

		4,592,957

Mining – 0.59%
Barrick Gold 4.10% 5/1/23	625,000	578,028
FMG Resources August 2006 144A 6.875% 4/1/22 #	475,000	514,781
Minera Ares 144A 7.75% 1/23/21 #	250,000	250,312
Rio Tinto Finance USA 1.084% 6/17/16 —	995,000	1,004,493
Teck Resources 3.75% 2/1/23	310,000	294,933
Vale Overseas 5.625% 9/15/19	175,000	191,164
Vedanta Resources 144A 6.00% 1/31/19 #	215,000	204,788

		3,038,499

Miscellaneous Manufacturing – 0.43%
Crane
2.75% 12/15/18	305,000	309,702
4.45% 12/15/23	280,000	287,925

12

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Miscellaneous Manufacturing (continued)
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19 #	580,000	$584,351
144A 4.25% 6/15/23 #	895,000	912,938
Tyco Electronics Group 1.60% 2/3/15	110,000	110,988

		2,205,904

Natural Gas – 0.04%
Kinder Morgan Energy Partners 3.50% 9/1/23	200,000	187,987

		187,987

Oil & Gas – 4.95%
Apache
1.75% 4/15/17	385,000	390,459
5.625% 1/15/17	580,000	653,393
BP Capital Markets 0.656% 11/7/16 —	1,480,000	1,489,524
CNOOC Curtis Funding 144A 4.50% 10/3/23 #	295,000	293,596
Continental Resources 4.50% 4/15/23	965,000	989,954
Devon Energy 0.784% 12/15/16 —	2,465,000	2,469,543
Ecopetrol
4.25% 9/18/18	605,000	632,225
7.625% 7/23/19	185,000	217,375
KazMunayGas National 144A 9.125% 7/2/18 #	430,000	514,388
Lukoil International Finance 6.125% 11/9/20	200,000	213,500
Newfield Exploration 5.625% 7/1/24	1,095,000	1,100,475
Noble Holding International 3.05% 3/1/16	385,000	399,253
ONGC Videsh 2.50% 5/7/18	415,000	396,097
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	465,000	468,488
144A 7.25% 12/12/21 #	335,000	353,425
Pertamina Persero
144A 4.30% 5/20/23 #	200,000	170,500
144A 4.875% 5/3/22 #	200,000	183,000
Petrobras Global Finance 2.379% 1/15/19 —	1,425,000	1,389,375
Petrohawk Energy 7.875% 6/1/15	450,000	458,860
Petroleos Mexicanos 144A 3.125% 1/23/19 #	510,000	513,334
Plains Exploration & Production 6.50% 11/15/20	380,000	418,475
Shell International Finance 0.451% 11/15/16 —	2,500,000	2,502,418
Statoil
0.531% 5/15/18 —	2,280,000	2,280,508
0.696% 11/8/18 —	2,640,000	2,659,209
Total Capital Canada 0.619% 1/15/16 —	1,796,000	1,805,095
Total Capital International 0.806% 8/10/18 —	2,320,000	2,334,962

		25,297,431

13

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Packaging & Containers – 0.34%
Beverage Packaging Holdings Luxembourg II 144A 6.00% 6/15/17 #	600,000	$616,500
Packaging Corp. of America 4.50% 11/1/23	395,000	407,910
Rock-Tenn
3.50% 3/1/20	530,000	538,361
4.00% 3/1/23	155,000	154,520

		1,717,291

Pharmaceuticals – 1.90%
Merck 0.598% 5/18/18 —	4,695,000	4,698,042
Mylan 144A 2.60% 6/24/18 #	20,000	20,382
Pfizer 0.543% 6/15/18 —	3,010,000	3,021,143
Zoetis 1.875% 2/1/18	1,970,000	1,971,005

		9,710,572

Pipelines – 2.04%
El Paso Pipeline Partners Operating 6.50% 4/1/20	880,000	1,022,200
Enbridge 0.897% 10/1/16 —	2,700,000	2,709,628
Enbridge Energy Partners 8.05% 10/1/37 —	511,000	575,964
Energy Transfer Partners
3.60% 2/1/23	800,000	757,993
8.50% 4/15/14	145,000	147,240
Enterprise Products Operating 7.034% 1/15/68 —	635,000	705,462
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,265,000	1,186,661
TransCanada PipeLines
0.927% 6/30/16 —	2,500,000	2,521,298
6.35% 5/15/67 —	135,000	139,417
Williams Partners 4.50% 11/15/23	670,000	680,525

		10,446,388

Real Estate – 1.51%
Alexandria Real Estate Equities
3.90% 6/15/23	445,000	424,413
4.60% 4/1/22	80,000	82,346
American Tower 5.00% 2/15/24	225,000	237,328
American Tower Trust I 144A 1.551% 3/15/43 #	1,280,000	1,258,650
CBL & Associates 5.25% 12/1/23	405,000	417,888
Corporate Office Properties
3.60% 5/15/23	225,000	208,945
5.25% 2/15/24	575,000	604,153
CubeSmart 4.375% 12/15/23	210,000	212,366
Digital Realty Trust 5.25% 3/15/21	310,000	323,219
Duke Realty 3.625% 4/15/23	180,000	169,656
Host Hotels & Resorts
3.75% 10/15/23	1,155,000	1,107,607

14

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Host Hotels & Resorts
4.75% 3/1/23	40,000	$41,397
5.25% 3/15/22	245,000	262,568
Liberty Property 4.40% 2/15/24	445,000	447,083
Mid-America Apartments 4.30% 10/15/23	295,000	294,041
National Retail Properties 3.30% 4/15/23	265,000	248,096
Prologis 3.35% 2/1/21	190,000	188,011
WEA Finance 144A 3.375% 10/3/22 #	85,000	82,715
Weingarten Realty Investors
3.50% 4/15/23	205,000	192,930
4.45% 1/15/24	425,000	427,221
Weyerhaeuser 4.625% 9/15/23	455,000	474,140

		7,704,773

Retail – 0.51%
CVS Caremark 4.00% 12/5/23	930,000	953,786
Home Depot 3.75% 2/15/24	445,000	456,354
QVC 4.375% 3/15/23	955,000	921,134
Yum Brands 3.875% 11/1/23	270,000	269,212

		2,600,486

Software – 1.13%
Broadridge Financial Solutions 3.95% 9/1/20	430,000	440,839
Fidelity National Information Services 3.50% 4/15/23	940,000	882,608
Oracle 0.819% 1/15/19 —	4,430,000	4,452,868

		5,776,315

Telecommunications – 3.24%
America Movil 1.244% 9/12/16 —	2,455,000	2,481,242
AT&T
0.624% 2/12/16 —	2,200,000	2,199,584
1.146% 11/27/18 —	295,000	298,398
CenturyLink 5.80% 3/15/22	225,000	222,750
Digicel Group
144A 8.25% 9/30/20 #	200,000	209,000
144A 10.50% 4/15/18 #	540,000	576,720
ENTEL Chile 144A 4.875% 10/30/24 #	285,000	282,392
Millicom International Cellular 144A 6.625% 10/15/21 #	400,000	404,604
Orange 2.75% 2/6/19	920,000	924,687
SBA Tower Trust 144A 2.24% 4/16/18 #	220,000	217,798
SES 144A 3.60% 4/4/23 #	630,000	614,612
Telefonica Emisiones 4.57% 4/27/23	600,000	605,555
Telemar Norte Leste 144A 5.50% 10/23/20 #	205,000	192,956
Verizon Communications
144A 0.442% 3/6/15 #—	990,000	989,449

15

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Verizon Communications
1.993% 9/14/18 —	2,770,000	$2,901,716
2.00% 11/1/16	385,000	393,642
5.15% 9/15/23	905,000	985,768
Virgin Media Finance 144A 6.375% 4/15/23 #	200,000	205,000
Virgin Media Secured Finance 6.50% 1/15/18	550,000	570,625
Vodafone Group 0.623% 2/19/16 —	1,300,000	1,299,240

		16,575,738

Transportation – 1.50%
Canadian National Railway 0.436% 11/6/15 —	3,800,000	3,804,313
DP World Sukuk 144A 6.25% 7/2/17 #	410,000	454,485
Kansas City Southern de Mexico 0.935% 10/28/16 —	2,490,000	2,492,348
Norfolk Southern 3.85% 1/15/24	445,000	454,340
United Parcel Service 5.125% 4/1/19	415,000	479,062

		7,684,548

Water – 0.12%
American Water Capital 3.85% 3/1/24	630,000	633,057

		633,057

Total Corporate Bonds (cost $293,573,178)		295,527,749

Municipal Bonds – 1.04%

Fairfax County, Virginia
Series B 5.00% 4/1/24	205,000	247,277
Kentucky Higher Education Student Loan
Series A-1 0.738% 5/1/20 —	5,000	4,974
Missouri Higher Education Loan Authority
Series A-1 0.00% 8/27/29 —	42,435	42,659
New Mexico Educational Assistance Foundation (Libor Floating)
Series A-3 1.438% 12/1/38 —	120,000	119,706
New York City Transitional Finance Authority (New York City Recovery)
Series 13 5.00% 11/1/22	5,000	5,940
New York City, New York
Series I 5.00% 8/1/22	185,000	215,852
New York State Thruway Authority
Series A 5.00% 5/1/19	260,000	302,658
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
Series A-1 1.347% 4/1/40 —	270,405	276,203
Series A-2 1.147% 7/1/30 —	75,000	75,117

16

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Oklahoma Student Loan Authority (Libor-Indexed)
Series A-2A 1.439% 9/1/37 —	95,000	$96,783
Series 1 1.389% 6/1/40 —	753,350	755,708
State of California
Series D 0.81% 12/1/28 —	2,000,000	2,003,840
State of Connecticut
Series A 1.59% 3/1/21 —	750,000	754,455
State of Maryland Local Facilities
Series A 5.00% 8/1/21	225,000	271,886
Texas A&M University
Series D 5.00% 5/15/22	50,000	60,071
Series D 5.00% 5/15/23	55,000	65,984

Total Municipal Bonds (cost $5,252,119)		5,299,113

Non-Agency Asset-Backed Securities – 4.62%

Avenue CLO II
Series 2005-2A A1L 144A 0.496% 10/30/17 #—	598,688	596,562
Avenue CLO VI
Series 2007-6A A1 144A 0.463% 7/17/19 #—	173,484	171,505
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.21% 11/15/19 —	2,000,000	1,985,078
Chase Issuance Trust
Series 2013-A3 A3 0.44% 4/15/20 —	1,000,000	995,429
Chesapeake Funding
Series 2012-2A A 144A 0.608% 5/7/24 #—	921,450	919,635
Discover Card Execution Note Trust
Series 2013-A1 A1 0.46% 8/17/20 —	675,000	677,219
Flagship CLO
Series 2013-7A A1 144A 1.714% 1/20/26 #—	1,000,000	996,000
Ford Credit Floorplan Master Owner Trust A
Series 2010-3 A2 144A 1.86% 2/15/17 #—	400,000	405,841
Golden Credit Card Trust
Series 2012-3A A 144A 0.61% 7/17/17 #—	765,000	766,763
Halcyon Structured Asset Management Long Secured
Series 2007-2A A1A 144A 0.486% 10/29/21 #—	965,136	946,750
KKR Financial CLO
Series 2013-1A A1 144A 1.389% 7/15/25 #—	1,395,000	1,376,474
LCM VI
Series 6A A 144A 0.468% 5/28/19 #—	500,000	489,905
MAPS CLO Fund II
Series 2007-2A A1 144A 0.477% 7/20/22 #—	1,450,000	1,419,536
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	750,000	750,860

17

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Motor
Series 2013-1A A1 144A 0.658% 2/25/21 #—	883,333	$884,317
Mountain View CLO III
Series 2007-3A A1 144A 0.452% 4/16/21 #—	1,486,741	1,467,041
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.459% 8/8/20 #—	440,444	434,978
OCP CLO
Series 2013-4A A1A 144A 1.638% 10/24/25 #—	1,500,000	1,488,750
PFS Financing
Series 2013-AA A 144A 0.71% 2/15/18 #—	680,000	679,579
Sudbury Mill CLO
Series 2013-1A X 144A 1.238% 1/17/26 #—	870,000	870,000
Telos CLO
Series 2013-4A A 144A 1.538% 7/17/24 #—	2,000,000	1,978,000
Series 2013-4A X 144A 1.188% 7/17/24 #—	1,250,000	1,250,000
Trade MAPS 1
Series 2013-1A A 144A 0.861% 12/10/18 #—	1,000,000	1,001,250
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.56% 10/15/15 #—	1,080,000	1,092,994

Total Non-Agency Asset-Backed Securities (cost $23,594,186)		23,644,466

Non-Agency Collateralized Mortgage Obligation – 0.11%

Connecticut Avenue Securities Series
2013-C01 M1 2.158% 10/25/23 —	539,336	543,792

Total Non-Agency Collateralized Mortgage Obligation (cost $539,336)		543,792

Senior Secured Loans – 33.29%«

ABC Supply Tranche B 1st Lien 3.50% 4/5/20	463,838	466,543
Air Medical Group Holdings Tranche B1 5.00% 5/29/18	568,816	571,839
Air Medical Group Holdings Tranche B1 1st Lien 6.50% 5/26/18	178,279	179,226
Albertsons Tranche B 4.25% 3/21/16	362,180	365,528
Allegion U.S. Holding Tranche B 3.00% 12/26/20	1,505,000	1,511,584
Applied Systems 1st Lien 4.25% 1/15/21	926,000	936,186
Applied Systems 2nd Lien 7.50% 1/15/22	220,000	225,706
ARAMARK Tranche D 4.00% 9/30/19	1,250,000	1,259,369
Ardagh Group Tranche B 1st Lien 4.25% 12/9/19	755,000	761,843
Arysta Lifescience 1st Lien 4.50% 5/20/20	298,500	302,045
Arysta Lifescience 2nd Lien 8.25% 11/22/20	435,000	447,234
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19	143,912	144,429
Azure Midstream Tranche B 6.50% 10/21/18	1,690,000	1,710,598
Bally Technologies Tranche B 4.25% 8/22/20	2,084,775	2,106,601
Berry Plastics Group Tranche E 3.75% 12/18/20	450,000	450,683

18

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Biomet 1st Lien 3.50% 7/25/17	791,025	$797,450
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,960,000	2,019,004
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	644,196	651,200
BMC Software 1st Lien 5.00% 8/9/20	1,005,000	1,007,861
Bombardier Recreational Products Tranche B 1st Lien 4.00% 1/29/19	426,171	429,368
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20	943,062	954,851
Burlington Coat Factory Warehouse Tranche B2 4.00% 2/23/17	3,194,860	3,229,304
Calpine Construction Finance Tranche B 3.00% 5/1/20	1,901,150	1,897,882
Charter Communications Operating 3.00% 4/10/20	2,542,225	2,535,076
Charter Communications Operating Tranche F 3.00% 1/3/21	2,885,500	2,877,386
Chrysler Group Tranche B 4.25% 5/24/17	114,122	114,897
Citycenter Holdings Tranche B 5.00% 10/9/20	780,000	790,644
Clear Channel Communications Tranche B 3.65% 1/29/16	3,577,202	3,495,120
Clear Channel Communications Tranche D 6.75% 1/30/19	1,075,000	1,045,342
Community Health Systems 3.50% 1/25/17	3,190,000	3,218,161
Community Health Systems Tranche D 4.25% 1/27/21	755,000	763,763
Crown Castle Operating Tranche B 0.00% 1/31/19	1,060,373	1,066,205
CSC Holdings Tranche B 2.50% 4/9/20	3,064,600	3,052,044
Darling International Tranche B 3.00% 10/5/20	1,180,000	1,184,396
DaVita Tranche B2 4.00% 8/1/19	4,504,500	4,547,649
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	1,150,710	1,161,254
Delta Air Lines Tranche B1 1st Lien 4.00% 10/18/18	497,487	500,773
Dollar General 1.275% 6/25/18	720,000	721,570
Drillships Financing Holding Tranche B1 6.00% 2/17/21	1,487,525	1,524,713
Drillships Financing Holding Tranche B2 5.50% 7/15/16	539,800	546,997
DuPont Performance Coatings Tranche B 4.75% 2/1/20	347,375	350,588
Dynegy Tranche B2 4.00% 4/16/20	1,845,444	1,858,901
Emdeon 1st Lien 3.75% 11/2/18	2,078,219	2,088,178
Energy Transfer 1st Lien 3.25% 12/2/19	2,775,000	2,780,203
EP Energy Tranche B3 2nd Lien 3.50% 4/24/18	570,000	572,850
Essar Steel Algoma 8.75% 9/12/14	674,998	682,170
Fieldwood Energy 2nd Lien 8.375% 9/30/20	910,000	936,650
First Data 1st Lien 4.00% 4/5/17	3,341,848	3,348,114
Generac Power Systems Tranche B 3.50% 5/10/20	138,946	139,698
Gray Television 4.50% 10/11/19	402,634	406,157
Great Wolf Resorts 1st Lien 4.50% 7/31/20	552,225	559,013
Harrah’s Loan Operating Tranche B 9.50% 10/31/16	2,089,316	2,113,474
HD Supply Tranche B 4.50% 10/12/17	2,479,874	2,501,394
Hilton Worldwide Finance Tranche B2 3.75% 9/23/20	1,705,263	1,719,405
Hologic Tranche B 3.75% 8/1/19	279,948	282,495

19

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Hostess Brands 1st Lien 6.75% 3/12/20	765,000	$795,600
Houghton International 1st Lien 4.00% 12/10/19	1,143,475	1,151,098
Houghton International 2nd Lien 9.50% 11/20/20	195,000	200,362
HUB International Tranche B 1st Lien 4.75% 9/17/20	2,269,312	2,300,504
Hudson’s Bay 2nd Lien 8.25% 10/7/21	480,000	497,600
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	1,070,000	1,087,384
Huntsman International Tranche B 4.00% 10/11/20	2,570,000	2,584,456
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	874,672	883,529
Immucor Tranche B2 5.00% 8/19/18	2,170,427	2,189,418
Ineos U.S. Finance 4.00% 5/4/18	556,268	559,993
Infor U.S. Tranche B5 1st Lien 3.75% 6/3/20	1,437,475	1,444,438
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,345,641	2,367,045
KIK Custom Products 1st Lien
5.50% 5/17/19	1,263,650	1,264,703
5.50% 5/23/19	150,000	150,125
KIK Custom Products 2nd Lien 9.50% 11/23/19	60,000	60,600
Kinetic Concepts Tranche D1 4.50% 5/4/18	1,438,873	1,450,556
La Frontera Generation Tranche B 4.50% 9/30/20	261,557	264,499
Landry’s Tranche B 4.75% 4/24/18	1,791,096	1,811,246
Level 3 Financing Tranche B 4.00% 1/15/20	2,365,000	2,384,216
LTS Buyer 1st Lien 4.50% 3/15/20	174,125	174,849
LTS Buyer 2nd Lien 8.00% 3/15/21	1,910,000	1,955,362
MGM Resorts International 3.50% 12/20/19	3,300,456	3,308,116
Michaels Stores Tranche B 1st Lien 3.75% 1/16/20	992,500	998,858
Moxie Liberty Tranche B 7.50% 8/21/20	1,804,000	1,844,590
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/18/20	1,895,000	1,949,481
MultiPlan Tranche B 4.00% 8/18/17	2,429,599	2,450,858
Neiman Marcus Group 5.00% 10/18/20	4,738,125	4,799,745
NEP 4.25% 1/22/20	235,000	236,469
NEP Broadcasting 2nd Lien 9.50% 7/3/20	1,449,286	1,489,745
NRG Energy Tranche B 2.75% 7/1/18	1,909,027	1,904,520
Nuveen Investments 1st Lien 4.00% 5/13/17	1,640,000	1,640,513
Nuveen Investments 2nd Lien 6.50% 2/28/19	4,795,000	4,789,006
Open Text Tranche B 3.25% 12/19/20	2,550,000	2,566,256
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	378,675	380,225
Otter Products Tranche B 5.25% 4/29/19	1,672,125	1,683,621
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	1,779,000	1,830,146
Patheon 4.25% 1/23/21	450,000	450,040
Peabody Energy Tranche B 4.25% 9/20/20	1,301,738	1,312,921
Pinnacle Entertainment Tranche B2 3.75% 8/13/20	353,225	356,095
Ply Gem Industries 1st Lien 4.00% 1/22/21	760,000	764,513
Polymer Group Tranche B 5.25% 12/13/19	980,000	990,412

20

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

PQ Tranche B 4.50% 8/7/17	490,050	$495,082
PVH Tranche B 3.25% 12/19/19	413,399	416,596
Quickrete 2nd Lien 7.00% 3/19/21	995,000	1,023,855
Ranpak 2nd Lien 8.50% 4/10/20	530,000	545,900
Remy International Tranche B 1st Lien 4.25% 3/5/20	184,671	185,825
Reynolds & Reynolds Tranche B 3.75% 4/21/18	258,278	259,570
Reynolds Group 1st Lien 4.00% 12/31/18	574,200	581,647
Rite Aid 2nd Lien
4.875% 6/13/21	750,000	765,000
5.75% 8/3/20	2,095,000	2,152,351
Royalty Pharma Tranche B2 1st Lien 3.25% 5/9/18	1,134,028	1,142,534
Salix Pharmaceuticals Tranche B 4.25% 12/17/19	880,000	892,210
Samson Investment 2nd Lien 5.00% 9/25/18	2,183,000	2,208,104
Santander Asset Management Tranche B 4.25% 11/26/20	645,000	649,165
Scientific Games International 4.25% 5/22/20	2,240,000	2,253,801
Sealed Air Tranche B 3.00% 10/3/18	675,000	680,836
Seminole Tribe of Florida Tranche B 3.00% 4/11/20	947,500	950,011
Sensus 2nd Lien 8.50% 4/13/18	565,000	568,178
Seven Seas Cruises 1st Lien 4.75% 12/21/18	922,810	928,001
Smart & Final Tranche B 1st Lien 4.50% 11/15/19	1,811,725	1,813,310
Sophia Tranche B 1st Lien 4.50% 1/29/18	213,529	215,985
Sprouts Farmers Markets Holdings 4.00% 4/12/20	1,136,365	1,144,177
Sungard Data Systems 1st Lien 4.50% 12/4/19	79,200	79,695
Supervalu 5.00% 3/21/19	668,074	672,369
Surgical Care Affiliates Tranche B 5.50% 5/26/18	144,275	145,087
Swift Transportation Tranche B2 1st Lien 4.00% 12/21/17	200,742	202,582
Taminco Global Chemical Tranche B 4.25% 2/15/19	63,683	64,028
TransDigm Tranche C 3.75% 2/7/20	1,860,603	1,876,011
United Airlines Tranche B 1st Lien 4.00% 3/12/19	377,150	380,920
Univision Communications 1st Lien 4.00% 3/1/20	1,004,291	1,010,044
Univision Communications Tranche C1 1st Lien 4.50% 2/22/20	371,044	373,528
Univision Communications Tranche C2 4.50% 2/6/20	1,166,188	1,173,476
US Airways Tranche B1 3.50% 5/23/19	1,240,000	1,247,640
US Airways Tranche B2 3.00% 11/23/16	152,000	152,950
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	693,013	698,211
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20	140,000	141,488
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20	2,049,512	2,072,889
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17	568,875	573,320
Verint Systems 1st Lien 3.50% 9/6/19	320,000	321,280
Visant 5.25% 12/22/16	287,691	285,430
Wide Open West Finance 4.75% 3/27/19	1,580,213	1,594,913

21

Schedule of investments

Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Windstream Tranche B3 1st Lien 3.50% 8/8/19	888,750	$892,546
WR Grace Tranche B-Exit 1st Lien 3.00% 1/23/21	2,475,000	2,488,407
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	720,854	726,260

Total Senior Secured Loans (cost $169,001,598)		170,280,539

Sovereign Bonds – 0.40%Δ

Colombia – 0.04%
Colombia Government International Bond 2.038% 11/16/15 •	240,000	237,600

		237,600

Iceland – 0.08%
Republic of Iceland 144A 5.875% 5/11/22 #	395,000	414,242

		414,242

Netherlands – 0.05%
Republic of Angola Via Northern Lights 7.00% 8/16/19	250,000	267,188

		267,188

Norway – 0.10%
Kommunalbanken 144A 0.417% 2/20/18 #•	500,000	499,900

		499,900

Sweden – 0.07%
Svensk Exportkredit 0.537% 1/23/17 •	340,000	342,003

		342,003

Turkey – 0.06%
Hazine Mustesarligi Varlik Kiralama 144A 4.557% 10/10/18 #	310,000	306,512

		306,512

Total Sovereign Bonds (cost $2,077,200)		2,067,445

Supranational Bank – 0.17%

International Finance Facility for Immunisation 144A 0.433% 7/5/16 #•	860,000	860,559

Total Supranational Bank (cost $860,000)		860,559

U.S. Treasury Obligation – 0.08%

U.S. Treasury Notes
2.75% 11/15/23	385,000	387,827

Total U.S. Treasury Obligation (cost $386,745)		387,827

22

	Number of Shares

Convertible Preferred Stock – 0.02%

Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,700	89,292

Total Convertible Preferred Stock (cost $99,955)		89,292

Preferred Stock – 0.22%

Integrys Energy Group 6.00% •	29,900	729,261
National Retail Properties 5.70%	7,525	152,005
Public Storage 5.20%	3,200	63,776
Qwest 6.125%	9,000	184,950

Total Preferred Stock (cost $1,240,625)		1,129,992

	Principal amount°

Short-Term Investments – 1.20%

U.S. Treasury Obligations – 1.20%≠
U.S. Treasury Bills
0.053% 4/24/14	4,197,567	4,197,323
0.093% 11/13/14	1,961,987	1,960,888

Total Short-Term Investments (cost $6,157,607)		6,158,211

Total Value of Securities – 99.56% (cost $505,808,797)		$509,291,657

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $90,295,498, which represents 17.65% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2014.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2014.

23

Schedule of investments

Delaware Diversified Floating Rate Fund

The following futures contracts and swap contracts were outstanding at Jan. 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(90)	USD IRS 5 yr PRIM	$(9,115,058)	$(9,129,375)	3/18/14	$(14,317)
(62)	USD IRS 10 yr PRIM	(6,313,168)	(6,419,906)	3/18/14	(106,738)

		$(15,428,226)			$(121,055)

Swap Contracts CDS Contracts[2]
Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
ICE	CDX.NA.IG.21	5,000,000	1.00%	12/20/18	$(21,338)
ICE	ITRAXX Europe Crossover S20 V1	EUR 3,070,000	5.00%	12/20/18	(141,954)
MSC	CDX.EM.20	2,745,000	5.00%	12/20/18	8,695

					$(154,597)

Interest Rate Swap Contracts4

Counterparty & Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
CME
5 yr	24,300,000	(1.677%)	0.242%	7/11/18	$(282,333)
7 yr	14,000,000	(2.215%)	0.238%	8/7/20	(92,528)
10 yr	25,600,000	(2.880%)	0.242%	7/11/23	(355,221)
LCH
5 yr	3,300,000	(1.214%)	0.241%	6/10/18	23,421
MSC
3 yr	23,900,000	(0.869%)	0.236%	1/30/17	(35,237)

					$(741,898)

The use of future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to Financial Statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded

24

as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA – Credit Default Swap Index North America

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

EUR – European Monetary Unit

ICE – IntercontinentalExchange, Inc.

IRS – Interest Rate Swap

JPMC – JPMorgan Chase Bank

LCH – LCH.Clearnet Limited

MSC – Morgan Stanley Capital

REMIC – Real Estate Mortgage Investment Conduit

yr – Year

See accompanying notes, which are an integral part of the financial statements.

25

Statement of assets and liabilities
Delaware Diversified Floating Rate Fund	January 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$503,133,446
Short-term investments, at value[2]	6,158,211
Cash collateral for derivatives	3,581,865
Foreign currencies, at value[3]	581,766
Receivables for securities sold	15,906,464
Receivables for fund shares sold	2,809,051
Dividends and interest receivable	2,100,869
Unrealized gain on interest rate swaps	23,421

Total assets	534,295,093

Liabilities:
Cash overdraft	3,897,280
Payable for securities purchased	12,504,092
Payable for fund shares redeemed	4,039,731
Annual protection payments on credit default swap contracts	249,928
Income distribution payable	231,376
Variation margin payable on futures contracts	24,375
Investment management fees payable	219,910
Distribution fees payable	142,500
Other accrued expenses	77,669
Other affiliates payable	19,725
Trustees’ fees and expenses payable	1,627
Unrealized loss on interest rate swaps	765,319
Unrealized loss on credit default swap contracts[4]	585,200

Total liabilities	22,758,732

Total Net Assets	$511,536,361

Net Assets Consist of:
Paid-in capital	$511,315,819
Distributions in excess of net investment income	(135,428)
Accumulated net realized loss on investments	(1,869,198)
Net unrealized appreciation of investments and derivatives	2,225,168

Total Net Assets	$511,536,361

[1]Investments, at cost	$499,651,190
[2]Short-term investments, at cost	6,157,607
[3]Foreign currencies, at cost	580,472
[4]Including upfront payments paid	430,603

26

Net Asset Value
Class A:
Net assets	$232,556,614
Shares of beneficial interest outstanding, unlimited authorization, no par	26,988,028
Net asset value per share	$8.62
Sales charge	2.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.86

Class C:
Net assets	$110,396,989
Shares of beneficial interest outstanding, unlimited authorization, no par	12,815,439
Net asset value per share	$8.61

Class R:
Net assets	$165,068
Shares of beneficial interest outstanding, unlimited authorization, no par	19,164
Net asset value per share	$8.61

Institutional Class:
Net assets	$168,417,690
Shares of beneficial interest outstanding, unlimited authorization, no par	19,550,401
Net asset value per share	$8.61

See accompanying notes, which are an integral part of the financial statements.

27

Statement of operations
Delaware Diversified Floating Rate Fund	Six months ended January 31, 2014 (Unaudited)

Investment Income:
Interest	$6,863,523
Dividends	59,835

6,923,358

Expenses:
Management fees	1,229,513
Distribution expenses – Class A	293,182
Distribution expenses – Class C	510,596
Distribution expenses – Class R	260
Dividend disbursing and transfer agent fees and expenses	216,100
Accounting and administration expenses	93,178
Registration fees	44,086
Reports and statements to shareholders	22,992
Audit and tax	19,983
Legal fees	18,682
Trustees’ fees and expenses	12,330
Custodian fees	12,202
Other	17,565

2,490,669
Less waived distribution expenses – Class A	(17,227)
Less waived distribution expenses – Class R	(8)
Less expense paid indirectly	(39)

Total operating expenses	2,473,395

Net Investment Income	4,449,963

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	23,168
Foreign currencies	(144,676)
Foreign currency exchange contracts	(130,171)
Futures contracts	(175,930)
Swap contracts	(864,163)

Net realized loss	(1,291,772)

28

Net change in unrealized appreciation (depreciation) of:
Investments	$3,790,881
Foreign currencies	852
Foreign currency exchange contracts	11,377
Futures contracts	(121,055)
Swap contracts	(766,758)

Net change in unrealized appreciation (depreciation)	2,915,297

Net Realized and Unrealized Gain	1,623,525

Net Increase in Net Assets Resulting from Operations	$6,073,488

See accompanying notes, which are an integral part of the financial statements.

29

Statements of changes in net assets

Delaware Diversified Floating Rate Fund

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,449,963	$3,593,328
Net realized gain (loss)	(1,291,772)	1,553,312
Net change in unrealized appreciation (depreciation)	2,915,297	(2,184,865)

Net increase in net assets resulting from operations	6,073,488	2,961,775

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,245,090)	(1,643,562)
Class C	(657,543)	(457,494)
Class R	(932)	(546)
Institutional Class	(1,922,567)	(1,089,449)

Return of capital:
Class A	—	(440,615)
Class C	—	(122,647)
Class R	—	(147)
Institutional Class	—	(292,065)

	(4,826,132)	(4,046,525)

Capital Share Transactions:
Proceeds from shares sold:
Class A	91,500,444	183,925,093
Class C	40,883,693	67,175,702
Class R	174,007	78,949
Institutional Class	73,948,522	138,264,710

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	2,018,988	1,942,197
Class C	594,170	535,851
Class R	877	654
Institutional Class	1,294,630	1,083,134

	210,415,331	393,006,290

30

	Six months ended 1/31/14 (Unaudited)	Year ended 7/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(56,297,734)	$(39,472,373)
Class C	(14,974,190)	(9,438,687)
Class R	(54,439)	(40,069)
Institutional Class	(46,354,896)	(31,587,070)

	(117,681,259)	(80,538,199)

Increase in net assets derived from capital share transactions	92,734,072	312,468,091

Net Increase in Net Assets	93,981,428	311,383,341

Net Assets:
Beginning of period	417,554,933	106,171,592

End of period (including undistributed (distributions in excess of) net investment income of $(135,428) and $240,741, respectively)	$511,536,361	$417,554,933

See accompanying notes, which are an integral part of the financial statements.

31

Financial highlights

Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended	Year ended
1/31/14[1] (Unaudited)	7/31/13	7/31/12	7/31/11	2/26/10[2] to 7/31/10

$8.600	$8.570	$8.590	$8.490	$ 8.500

0.081	0.163	0.193	0.166	0.088
0.027	0.060	(0.005)	0.114	(0.014)

0.108	0.223	0.188	0.280	0.074

(0.088)	(0.175)	(0.208)	(0.180)	(0.084)
—	(0.018)	—	—	—

(0.088)	(0.193)	(0.208)	(0.180)	(0.084)

$8.620	$8.600	$8.570	$8.590	$ 8.490

1.27%	2.61%	2.24%	3.33%	0.87%

$232,556	$194,795	$49,009	$55,209	$ 2,959
0.94%	1.01%	1.05%	1.05%	1.04%
0.96%	1.06%	1.12%	1.34%	4.92%
1.88%	1.88%	2.28%	1.92%	2.43%
1.86%	1.83%	2.21%	1.63%	(1.45%)
51%	112%	97%	75%	39%

33

Financial highlights

Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended	Year ended
1/31/14[1] (Unaudited)	7/31/13	7/31/12	7/31/11	2/26/10[2] to 7/31/10

$8.600	$8.570	$8.590	$8.490	$ 8.500

0.049	0.098	0.130	0.102	0.062
0.017	0.060	(0.006)	0.116	(0.014)

0.066	0.158	0.124	0.218	0.048

(0.056)	(0.110)	(0.144)	(0.118)	(0.058)
—	(0.018)	—	—	—

(0.056)	(0.128)	(0.144)	(0.118)	(0.058)

$8.610	$8.600	$8.570	$8.590	$ 8.490

0.77%	1.85%	1.47%	2.58%	0.56%

$110,397	$83,619	$25,495	$25,769	$ 1,714
1.69%	1.76%	1.80%	1.80%	1.79%
1.69%	1.76%	1.82%	2.04%	5.62%
1.13%	1.13%	1.53%	1.17%	1.68%
1.13%	1.13%	1.51%	0.93%	(2.15%)
51%	112%	97%	75%	39%

35

Financial highlights

Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a misallocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods reflects a waiver by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

36

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	2/26/10[2] to
(Unaudited)				7/31/10

$8.600	$8.570	$8.590	$8.500	$ 8.500

0.071	0.141	0.173	0.145	0.079
0.017	0.060	(0.011)	0.106[4]	(0.004)

0.088	0.201	0.162	0.251[4]	0.075

(0.078)	(0.153)	(0.182)	(0.161)	(0.075)
—	(0.018)	—	—	—

(0.078)	(0.171)	(0.182)	(0.161)	(0.075)

$8.610	$8.600	$8.570	$8.590[4]	$ 8.500

1.02%	2.36%	1.93%	2.96%	0.89%

$165	$44	$5	$5	$ 5
1.19%	1.26%	1.30%	1.30%	1.29%
1.21%	1.36%	1.42%	1.64%	5.22%
1.63%	1.63%	2.03%	1.67%	2.18%
1.61%	1.53%	1.91%	1.33%	(1.75%)
51%	112%	97%	75%	39%

37

Financial highlights

Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

38

Six months ended	Year ended
1/31/14[1]	7/31/13	7/31/12	7/31/11	2/26/10[2] to
(Unaudited)				7/31/10

$8.600	$8.570	$8.590	$8.490	$ 8.500

0.092	0.184	0.214	0.187	0.098
0.017	0.061	(0.005)	0.117	(0.016)

0.109	0.245	0.209	0.304	0.082

(0.099)	(0.197)	(0.229)	(0.204)	(0.092)
—	(0.018)	—	—	—

(0.099)	(0.215)	(0.229)	(0.204)	(0.092)

$8.610	$8.600	$8.570	$8.590	$ 8.490

1.28%	2.87%	2.49%	3.61%	0.97%

$168,418	$139,097	$31,663	$33,231	$ 3,394
0.69%	0.76%	0.80%	0.80%	0.79%
0.69%	0.76%	0.82%	1.04%	4.62%
2.13%	2.13%	2.53%	2.17%	2.68%
2.13%	2.13%	2.51%	1.93%	(1.15%)
51%	112%	97%	75%	39%

39

Notes to financial statements
Delaware Diversified Floating Rate Fund	January 31, 2014(Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations

40

are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Jan. 31, 2014, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported

41

Notes to financial statements

Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Jan. 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Jan. 31, 2014, the Fund earned $39 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.80% of average daily net assets of the Fund from Aug. 1, 2013 through Jan. 31, 2014.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to

42

time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

*The contractual waiver period is Nov. 27, 2013 through Nov. 28, 2014.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2014, the Fund was charged $11,895 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion, 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended Jan. 31, 2014, the amount charged by DSC was $54,349. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class C shares. Effective Oct. 1, 2013, the Fund pays DDLP an annual distribution and service fee of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. Prior to Oct. 1, 2013 the Fund paid an annual distribution and service fee of 0.30% and 0.60% of the average daily net assets of the Class A and Class R shares, respectively. For the period from Aug. 1, 2013 to Oct. 1, 2013, the distribution and service fees for Class A and Class R shares were contractually limited to 0.25% and 0.50%, respectively, of the classes’ average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2014, the Fund was charged $7,142 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended Jan. 31, 2014, DDLP earned $14,071 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2014, DDLP received gross CDSC commissions of $1,160 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

43

Notes to financial statements

Delaware Diversified Floating Rate Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Jan. 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$314,127,652
Purchases of U.S. government securities	17,724,998
Sales other than U.S. government securities	223,469,865
Sales of U.S. government securities	17,629,469

At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$505,858,970

Aggregate unrealized appreciation	$4,756,934
Aggregate unrealized depreciation	(1,324,247)

Net unrealized appreciation	$3,432,687

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities,

44

government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$21,842,901	$3,354,750	$25,197,651
Corporate Debt	—	297,821,028	—	297,821,028
Foreign Debt	—	2,928,004	—	2,928,004
Municipal Bonds	—	5,299,113	—	5,299,113
Senior Secured Loans	—	170,280,539	—	170,280,539
Convertible Preferred Stock	89,292	—	—	89,292
Preferred Stock	1,129,992	—	—	1,129,992
U.S. Treasury Obligation	—	387,827	—	387,827
Short-Term Investments	—	6,158,211	—	6,158,211

Total	$1,219,284	$504,717,623	$3,354,750	$509,291,657

Futures Contracts	$—	$(121,055)	$—	$(121,055)
Swap Contracts	—	(896,495)	—	(896,495)

[1]	Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 86.89% and 13.31% respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

During the six months ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

45

Notes to financial statements

Delaware Diversified Floating Rate Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 1/31/14	Year Ended 7/31/13
Shares sold:
Class A	10,648,753	21,283,523
Class C	4,760,274	7,783,697
Class R	20,243	9,119
Institutional Class	8,608,829	16,019,956

Shares issued upon reinvestment of dividends and distributions:
Class A	234,827	224,721
Class C	69,102	62,028
Class R	102	76
Institutional Class	150,574	125,407

	24,492,704	45,508,527

Shares redeemed:
Class A	(6,550,484)	(4,572,137)
Class C	(1,742,233)	(1,093,407)
Class R	(6,338)	(4,659)
Institutional Class	(5,391,305)	(3,658,687)

	(13,690,360)	(9,328,890)

Net increase	10,802,344	36,179,637

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Jan. 31, 2014 or at any time during the period then ended.

46

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at Jan. 31, 2014.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invested in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

47

Notes to financial statements

Delaware Diversified Floating Rate Fund

6. Derivatives (continued)

Swap Contracts – The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund invested in interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund entered into CDS contracts in order to hedge against a credit event. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended Jan. 31, 2014, the Fund did not enter into any

48

contracts as a seller of protection. For trades prior to June 10, 2013, the Fund had posted $400,000 in cash collateral for certain open derivatives. Initial margin and variation margin are posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund had posted $2,934,865 as collateral for these derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading CDS baskets through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of Jan. 31, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (Futures contracts and interest rate swap contracts)	Variation margin receivable on futures contracts*/ unrealized gain on interest rate swap contracts	$23,421	Variation margin payable on futures contracts*/ unrealized loss on interest rate swap contracts	$(765,319)
Credit contracts (Swap contracts)	Unrealized gain of CDS contracts	8,695	Unrealized loss of CDS contracts	(163,292)

Total		$32,116		$(928,611)

The effect of derivative instruments on the statement of operations for the year ended Jan. 31, 2014 was as follows:

49

Notes to financial statements

Delaware Diversified Floating Rate Fund

6. Derivatives (continued)

	Net Realized Loss on:

	Foreign Currency Exchange Transactions	Futures Contracts	Swaps Contracts	Total
Forward currency exchange contracts	$(130,171)	$—	$—	$(130,171)
Interest rate contracts	—	(175,930)	(167,021)	(342,951)
Credit contracts	—	—	(697,142)	(697,142)

Total	$(130,171)	$(175,930)	$(864,163)	$(1,170,264)

	Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Transactions	Futures Contracts	Swaps Contracts	Total
Forward currency exchange contracts	$11,377	$—	$—	$11,377
Interest rate contracts	—	(121,055)	(933,513)	(1,054,568)
Credit contracts	—	—	166,755	166,755

Total	$11,377	$(121,055)	$(766,758)	$(876,436)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2014.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	413,298	USD	837,759
Futures contracts (average notional value)		—		12,463,667
CDS contracts (average notional value)*		7,146,362		—
	EUR	3,548,189		—
Interest rate swap contracts (average notional value)**	USD	84,549,606		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse

50

repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At Jan. 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Chicago Mercantile Exchange	$—	$(730,082)	$(730,082)
IntercontinentalExchange, Inc.	—	(163,292)	(163,292)
LCH.Clearnet Limited	23,421	—	23,421
Morgan Stanley Capital	8,695	(35,237)	(26,542)
Hong Kong Shanghai Bank	—	(24,375)	(24,375)

Total	$32,116	$(952,986)	$(920,870)

51

Notes to financial statements

Delaware Diversified Floating Rate Fund

7. Offsetting (continued)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Chicago Mercantile Exchange	$(730,082)	$—	$—	$—	—	$(730,082)
IntercontinentalExchange, Inc.	(163,292)	—	—	—	—	(163,292)
LCH.Clearnet Limited	23,421	—	—	—	—	23,421
Morgan Stanley Capital	(26,542)	—	—	—	26,542	—
Hong Kong Shanghai Bank	(24,375)	—	—	—	—	(24,375)

Total	$(920,870)	$—	$—	$—	$26,542	$(894,328)

  (a)Net represents the net receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned

52

securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund had no securities out on loan as of Jan. 31, 2014.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government

53

Notes to financial statements

Delaware Diversified Floating Rate Fund

9. Credit and Market Risk (continued)

agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information

Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Diversified Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent and quality of service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the

55

Other Fund information

Delaware Diversified Floating Rate Fund

privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one- and three-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently classifies the Fund as an ultra-short obligation fund. However, because of the nature of the portfolio, Management believes that it would be more appropriate to include the Fund in the loan participation funds category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional ultra-short obligation funds, and the other consisting of the Fund and all retail and institutional loan participation funds. When compared to other ultra-short obligation funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe. When compared to other loan participation funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The Board noted that, when compared to other loan participation funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s recent inception. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for

56

comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When compared to other ultra-short obligation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other loan participation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board noted that, when compared to other ultra-short obligation funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President and
Thomas L. Bennett	President	Sevilla-Sacasa	Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
		International Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

58

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2014